                                                        '33 Act File No. 2-73024
                                                       '40 Act File No. 811-3213

    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JANUARY 19, 2007

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [X]

Post-Effective Amendment No. 99                                 [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 100                                               [X]

                        (Check appropriate box or boxes)

                        GARTMORE VARIABLE INSURANCE TRUST

               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                                 1200 RIVER ROAD
                        CONSHOHOCKEN, PENNSYLVANIA 19428
                (ADDRESS OF PRINCIPAL EXECUTIVE OFFICE)(ZIP CODE)

       Registrant's Telephone Number, including Area Code: (484) 530-1300

                        Send Copies of Communications to:

ALLAN J. OSTER, ESQ.                       MS. BARBARA A. NUGENT, ESQ.
1200 RIVER ROAD, SUITE 1000                STRADLEY, RONON, STEVENS, & YOUNG LLP
CONSHOHOCKEN, PENNSYLVANIA 19428           2600 ONE COMMERCE SQUARE
(NAME AND ADDRESS OF AGENT FOR SERVICE)    PHILADELPHIA, PENNSYLVANIA 19103

It is proposed that this filing will become effective: (check appropriate box)

     [ ]  immediately upon filing pursuant to paragraph (b)

     [ ]  on [date] pursuant to paragraph (b)

     [ ]  60 days after filing pursuant to paragraph (a)(1)

     [ ]  on [date] pursuant to paragraph (a)(1)

     [ ]  75 days after filing pursuant to paragraph (a)(2)

     [X]  on April 24, 2007 pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

     [ ]  This post-effective  amendment designated a new effective date for a previously filed post-effective amendment.

AMERICAN FUNDS GVIT FUNDS
American Funds GVIT Growth-Income Fund

Fund Prospectus| _______, 2007

As with all  mutual  funds,  the  Securities  and  Exchange  Commission  has not approved or disapproved the Fund's shares or determined  whether this prospectus is complete or accurate. To state otherwise is a crime.

                                                                www.nwdfunds.com

TABLE OF CONTENTS

[xx]   SECTION 1 - FUND SUMMARY AND PERFORMANCE
       American Funds GVIT Growth-Income Fund

[xx]   SECTION 2 - FUND DETAILS
       Additional Information about Investments, Investment Techniques and Risks
       Selective Disclosure of Fund Holdings

[xx]   SECTION 3 - FUND MANAGEMENT
       Investment Adviser to the Master Fund
       Master-Feeder Service Provider to the Feeder Fund
       Additional Information about the Fund Manager

[xx]   SECTION 4 - INVESTING WITH GARTMORE FUNDS
       Choosing a Share Class
       Purchase Price
       Fair Valuation
       Selling Shares
       Restrictions on Sales
       Excessive or Short-Term Trading
       Monitoring of Trading Activity
       Restrictions on Transactions
       Distribution and Service Plan
       Revenue Sharing

[xx]   SECTION 5 - DISTRIBUTION AND TAXES
       Dividends and Distributions
       Tax Status

[xx]   SECTION 6 - FINANCIAL HIGHLIGHTS

AMERICAN FUNDS GVIT FUNDS

A QUICK NOTE ABOUT THE FUND

This prospectus is designed to help you make informed decisions about one of the investments  available  under your variable  insurance  contract.  You will find details about how your variable  insurance  contract  works in the  accompanying variable insurance prospectus.

INTRODUCTION TO THE AMERICAN FUNDS GVIT FUNDS

This prospectus provides information about the American Funds GVIT Growth-Income
Fund (the "Fund")  offered by Gartmore  Variable  Insurance Trust (the "Trust").
The following  sections  summarize  key  information  about the Fund,  including information regarding the investment objective, principal strategies,  principal risks,  performance  and fees.  The Fund's  investment  objective can be changed without  shareholder  approval.  Use the Fund  Summary to compare  the Fund with other mutual funds.  More detailed  information  about the risks and  investment techniques of the Fund can be found in Section 2, Fund Details beginning on page
___. "You" and "your" refer to both direct shareholders and contract holders who invest in the Fund indirectly  through their variable  annuity  contracts and/or variable life insurance policies (collectively, "variable insurance contracts").

A NOTE ABOUT SHARE CLASSES

This Prospectus  provides  information with respect to the following  classes of shares of the Fund, which constitute all available share classes at this time:

     o    Class II
     o    Class VII

The share classes have different expenses and are available for purchase through different  variable  insurance  contracts.  For more  information  about who may purchase the different  share  classes,  see Section 4,  Investing with Gartmore
Funds on page __.

The Fund Summary  contains a discussion of the  principal  risks of investing in the Fund. As with any mutual fund,  there can be no guarantee that the Fund will meet its  objective  or that the Fund's  performance  will be  positive  for any period of time.

Reading the  Prospectus  will help you to decide  whether this Fund is the right investment  for you.  You should  keep this  Prospectus  for  future  reference.
Additionally,  because this Fund is a feeder fund in a master-feeder mutual fund structure, as described below, it is important that you read the enclosed Master
Fund prospectus which is provided to you along with the Fund prospectus.

Master-Feeder Mutual Fund Structure

The Fund described in this  Prospectus  operates as a "feeder fund," which means it does not buy individual  securities directly.  Instead, it invests all of its investment  assets in another  mutual fund,  the "master  fund,"  which  invests
directly  in  individual  securities.   The  master  fund,  the  American  Funds
Growth-Income  Fund(R)  (the  "Master  Fund")  is a  series  of  American  Funds
Insurance  Series(R)  ("American  Funds").  Therefore,  the  Fund  has the  same investment  objective  and  limitations  as the Master  Fund and the  investment return of the Fund corresponds directly to that of the Master Fund.

As a feeder  fund,  the Fund  does not  have an  investment  adviser  of its own because the Fund's assets are invested  directly in the Master Fund's  portfolio
which  is  managed  by  Capital  Research  and  Management   Company   ("Capital
Research"),  the  Master  Fund's  investment  adviser.  Under the  master-feeder structure,  however, the Fund may withdraw its entire investment from the Master
Fund if the Trust's Board of Trustees (the "Board") determines that it is in the best  interests  of the  Fund  and  its  shareholders  to do so.  Prior  to such withdrawal,  the  Board  would  have to  consider  what  action  might be taken, including:  (1) the  investment of all the assets of the Fund in another  pooled investment  entity;  (2)  asking one of the  investment  adviser  affiliates  of
Gartmore SA Capital Trust ("NWD Investments"),  the Fund's master-feeder service provider,  to manage the Fund  either  directly or with a  sub-adviser  under an agreement  between  the  Trust  and NWD  Investments;  (3) or  taking  any other appropriate action.

NWD Investments,  as the Fund's master-feeder service provider, will provide the non-investment  management services for the Fund that are normally provided by a fund's investment adviser with the exception of providing investment advice. For example,  NWD  Investments  will provide  necessary  information to the Board to enable it to make decisions with respect to the investment of Fund assets in the
Master  Fund,  including,   for  example,   monitoring  the  ongoing  investment
performance of the Master Fund and providing  information to the Board to enable the Board to fulfill oversight  responsibilities  in this regard.  Additionally,
NWD Investments will provide the necessary analysis, reports and recommendations to the Board of Trustees of the Trust with  respect to whether the Board  should consider  despoking (i.e.,  divesting) from the Master Fund and  recommendations for alternative  managers.  NWD  Investments  will also monitor the Fund's other service  providers  and the level of fees  related to each  service  provider in order to provide the Board with the necessary reports to perform their oversight of the Fund's service  quality and fees. NWD  Investments  will also  coordinate
with  the  Master  Fund  to  ensure  the  Fund's   compliance   with  regulatory
requirements,  including,  but not limited to,  distributing  proxy materials to
Fund  shareholders,  obtaining  necessary  information and materials for various filing  requirements,  and the  composition  and  filing  of  Fund  registration statements,  shareholder reports and other disclosure  materials.  Additionally,
NWD Investments will coordinate with the Master Fund on the financial statements and reports for the Fund.

Investment of the Fund's  assets in the Master Fund is not a fundamental  policy of the Fund and a shareholder  vote is not required for the Fund to withdraw its entire investment from the Master Fund.

The Board of the Trust  considered that the Fund will bear its own fund expenses as well as the pro rata share of the Master Fund's fees and expenses.  The Board noted  however that it is  anticipated  that by  investing in the Master  Fund's portfolio,  which  has  significant  assets,  the  Fund  will  benefit  from the economies of scale enjoyed by shareholders  of the Master Fund,  including break points in  advisory  fees,  which the Fund could not achieve if it operated as a stand  alone  fund.  Therefore,  it is  anticipated  that,  despite  paying  the aggregate  fees at the Fund level and at the Master Fund level as a  shareholder of the Master Fund, the aggregate  fees and expenses  should be less than if the
Fund were operated as a stand alone fund.

Because the Fund invests all of its assets in the Master Fund,  the Fund and its shareholders  will bear the fees and  expenses  of both the Fund and the  Master
Fund in which it invests, with the result that the Fund's expenses may be higher than those of other  mutual  funds which  invest  directly in  securities.  This structure  is  different  from that of most  other  GVIT  Funds  and many  other investment companies,  which directly acquire and manage their own portfolios of securities.

The Master Fund may have other  shareholders,  each of whom, like the Fund, will pay their proportionate  share of the Master Fund's expenses.  The expenses and, correspondingly, the returns of other shareholders of the Master Fund may differ from those of the Fund. The Master Fund is not established as a partnership, and therefore does not allocate income and expenses,  but pays  distributions to the
Master Fund shareholders, including the Fund.

Information  about the Master Fund and Capital  Research is provided  with their permission and is based on information  provided by Capital  Research or derived from the American Funds.

Fund and Master Fund

The Master Fund is a series of American Funds Insurance Series(R).

The Fund may  hereinafter be referred to as a "Feeder Fund." NWD  Investments is considered  the  master-feeder  service  provider  to the Feeder  Fund under the master-feeder structure.

This Prospectus explains the investment  objective,  risks and strategies of the
Fund,  which are  identical to the Master Fund.  Your copy of the Master  Fund's prospectus also explains the Master Fund's investment objective,  strategies and risks.

Section 1 | American Funds GVIT Growth-Income Fund Summary and Performance

OBJECTIVE AND PRINCIPAL STRATEGIES

The Fund  invests all of its assets in the Class 1 shares of the Master  Fund, a series  of  the  American  Funds  Insurance  Series(R),  a  registered  open-end investment  company.  In turn,  the  Master  Fund  seeks  to make  shareholders'
investments  grow and provide income over time by investing  primarily in common stock of  companies or other  securities  that  demonstrate  the  potential  for appreciation  and/or  dividends.  The  Master  Fund may  invest up to 15% of its assets in equity securities of issuers domiciled outside the United States which are not  included  in the  Standards  & Poor's  500 Index.  The  Master  Fund is
designed for investors seeking both capital appreciation and income.

In pursuing its objective, the Master Fund seeks returns from both capital gains
(i.e.,  an increase in the value of the stocks the Master Fund holds) as well as income  generated by  dividends  paid by stock  issuers.  The Master Fund is not constrained by any particular investment style, and at any given time it may buy
"growth" stocks or "value" stocks, or a combination of both types. In buying and selling  securities  for the Master Fund,  the portfolio  managers  analyze each issuer  and  its  potential  for  success  in  light  of its  current  financial condition, its industry position, and economic and market conditions.

Investment of the Fund's  assets in the Master Fund is not a fundamental  policy of the Fund and a shareholder  vote is not required for the Fund to withdraw its entire investment in the Master Fund.

PRINCIPAL RISKS

Because the value of your  investment in the Fund will  fluctuate,  there is the risk that you will lose  money.  Your  investment  will  decline in value if the value of the Fund's investments decreases. The value of your shares will also be impacted  in part by the  Master  Fund  manager's  ability  to  assess  economic conditions and investment opportunities.

Certain  risks of investing  in the Fund are  identified  below.  If these risks materialize, an investor could lose money in the Fund.

Through  its  investment  in the Master  Fund,  the Fund may be  affected by the following risks, among others:

     o    STOCK MARKET RISK - The Master Fund could lose value if the individual stocks in which it has invested  and/or the overall  stock  markets on which the stocks trade decline in price.  Stocks and stock markets may experience  short-term  volatility  (price  fluctuation)  as  well  as extended periods of price decline or little growth.  Individual stocks are affected by many factors, including:

          o    corporate earnings,
          o    production,
          o    management,
          o    sales and
          o    market trends, including investor demand for a particular type of stock, such as growth or value stocks,  small or large stocks, or stocks within a particular industry.

          Stock markets are affected by numerous factors, including currency and interest rates, the outlook for corporate  profits,  the health of the national and world economies,  national and world social and political events, and the fluctuation of other stock markets around the world.

     o    DIVIDEND RISK - Income provided by the Master Fund could be negatively affected by changes in the dividend policies of the companies in which the Master Fund invests and the capital resources those companies have available for making dividend payments.

     o    FOREIGN  INVESTMENTS  -  the  Master  Fund's  investments  in  foreign securities may be more volatile,  harder to price and less liquid than
          U.S.  securities.  Foreign  investments  involve some of the following risks as well:

          o    political and economic instability,
          o    the impact of currency exchange rate fluctuations,
          o    reduced information about issuers,
          o    higher transaction costs,
          o    less stringent regulatory and accounting standards and
          o    delayed settlement.

          Additional risks include the possibility  that a foreign  jurisdiction might  impose or increase  withholding  taxes on income  payable  with respect to foreign securities;  the possible seizure,  nationalization or  expropriation  of the  issuer or  foreign  deposits  (in which the
          Master Fund could lose its entire investment in a certain market); and
          the possible  adoption of foreign  governmental  restrictions  such as exchange controls. To the extent the Master Fund invests in developing
          countries  or  in  countries  with  emerging   markets,   the  foreign
          securities  risks are  magnified  since  these  countries  often  have unstable  governments,  more volatile  currencies and less established markets.

     o    SELECTION  - the  portfolio  managers  of the  Master  Fund may select securities that  underperform  the stock market,  the Fund's benchmark
          index,  or  other  funds  with  similar   investment   objectives  and
          strategies.

     o    MASTER-FEEDER  STRUCTURE - Other "feeder" funds may also invest in the
          Master  Fund.  A larger  feeder fund could have more voting power than the Fund over the  operations of the Master Fund.  Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of the Master  Fund borne by the  remaining  feeder  fund shareholders,  including  the Fund.  Please  refer to  Section 2, Fund
          Details:   Additional   Information  about   Investments,   Investment
          Techniques  and  Risks  -   Master-Feeder   Structure  Risk  for  more
          information.  You should  also refer to the Master  Fund's  prospectus that you received along with your Fund prospectus.  Additionally,  the statements of additional information for your Fund and the Master Fund are available free of charge upon request.

PERFORMANCE

Performance  information  for the Fund is not provided  because the Fund had not completed one full calendar year of operation as of the date of this prospectus.

The  performance  in the bar chart and table below  provide an indication of the risks of  investing  in the Master  Fund,  which are  identical  to the risks of investing in the Fund. The bar chart reflects  changes in performance of Class 1 shares of the Master  Fund for the past 10 calendar  years,  adjusted to reflect the estimated  fees and expenses of the Class II shares of the Fund shown in the
Fees and Expenses  table.  The table shows the average  annual total  returns of
Class 1 shares of the Master Fund, adjusted to reflect the estimated expenses of the Class II and Class VII shares of the Fund,  respectively,  for certain  time periods compared to the returns of a comparable  broad-based  securities  index.
The returns shown in the bar chart and table do not include charges that will be imposed by  variable  insurance  contracts.  If these  amounts  were  reflected, returns  would be less than those  shown.  The bar chart and table  provide some indication of the risks of investing in the Fund. Remember,  however,  that past performance is not necessarily an indication of how the Fund will perform in the future.

Annual Total Returns - Class 1 Shares of the Master Fund
(Years Ended December 31)

1997      1998     1999     2000     2001     2002     2003     2004      2005    2006
25.83%    18.37%   11.48%   8.24%    2.78%  -18.15%   32.76%   10.66%     6.08%    XX

Best Quarter:      18.92%  (quarter ended December 31, 1998)
Worst Quarter:    -18.64%  (quarter ended September 30, 2002)

---------------------------------------------- -------------- --------------- --------------

Annual Total Returns
---------------------------------------------- -------------- --------------- --------------

---------------------------------------------- -------------- --------------- --------------
Average Annual Total Returns                       1 YR            5 YRS           10 YRS
as of December 31, 2006:
---------------------------------------------- -------------- --------------- --------------
Class II shares(1)
---------------------------------------------- -------------- --------------- --------------
Class VII shares(1)
---------------------------------------------- -------------- --------------- --------------
S&P 500 Index(2)
---------------------------------------------- -------------- --------------- --------------
Lipper Growth and Income Funds Index (3)
---------------------------------------------- -------------- --------------- --------------

(1) The Fund had not  completed  one full  calendar  year of operation as of the date of this  prospectus.  Performance  information  shown is that of the Master
Fund as  adjusted to reflect  the  estimated  expenses of Class II and Class VII shares of the Feeder Fund, respectively.

(2) The S&P 500  Index is a market  capitalization-weighted  index  based on the average  weighted  performance of 500 widely held common  stocks.  Unlike mutual funds, the Index does not incur expenses. If expenses were deducted,  the actual returns of the Index would be lower.

(3) The Lipper  Growth and Income  Funds Index is an equally  weighted  index of funds that combine a  growth-of-earnings  orientation and an income  requirement for level and/or rising  dividends.  The results of the underlying  funds in the index include the reinvestment of dividends and capital gain  distributions,  as well as brokerage commissions paid by the funds for portfolio transactions,  but do not reflect sales charges or taxes.

FEES AND EXPENSES

This table  describes  the fees and  expenses  that you may pay when  buying and holding shares of the Fund, depending on the class in which you invest.

-------------------------------------------------------------- ----------------- -------------------------------------
                         Feeder Fund                             Master Fund                   Combined
                            Only                                     Only
-------------------- --------------------- ------------------- ----------------- -------------------------------------
                     American Funds GVIT                        American Funds     Master and Feeder Total Expenses
                        Growth-Income                           Growth-Income                   (3),(4)
                           Fund(1)                                   Fund
-------------------- --------------------- ------------------- ----------------- ------------------ ------------------
                           Class II            Class VII          Class 1(2)         Class II           Class VII
-------------------- --------------------- ------------------- ----------------- ------------------ ------------------
Management Fees
                             N/A                  N/A               0.28%              0.28%              0.28%
-------------------- --------------------- ------------------- ----------------- ------------------ ------------------
Distribution                                                        [N/A]
and/or Service
(12b-1) Fees                0.25%                0.40%                                 0.25%              0.40%
-------------------- --------------------- ------------------- ----------------- ------------------ ------------------
Other Expenses                                                      0.01%
-------------------- --------------------- ------------------- ----------------- ------------------ ------------------
Total Annual Fund
Operating Expenses                                                  0.29%
-------------------- --------------------- ------------------- ----------------- ------------------ ------------------
Less Waiver/
Reimbursement(5)            0.15%                0.15%                                 0.15%              0.15%
-------------------- --------------------- ------------------- ----------------- ------------------ ------------------
Net Annual Fund
Operating Expenses
-------------------- --------------------- ------------------- ----------------- ------------------ ------------------

(1) Variable  insurance  contracts  impose sales  charges and other  expenses on variable insurance  contract holders.  Such sales charges and other expenses are described in the variable insurance contract's prospectus.

(2) Capital Research,  the Master Fund's investment  adviser,  began voluntarily waiving 5% of its management fees on September 1, 2004. Beginning April 1, 2005, this  voluntary  waiver  increased to 10% and will  continue at this level until further  review.  The waiver may be terminated at any time at the  discretion of
Capital  Research.  Total  annual fund  operating  expenses do not reflect  this waiver.

(3) Expenses are estimated based on the Fund's projected  average net assets for
2007. There are no actual fees or expenses for the Fund in 2006 because the Fund commenced operations after December 31, 2006.

(4) The table above reflects the aggregate  expenses of both the Master Fund and the Fund.

(5) NWD  Investments  has entered into a  contractual  agreement  with the Trust under which it will waive 0.15% of the fees that it charges  for  providing  the
Fund with those non-investment  advisory services typically provided by a fund's adviser  as  ancillary  services  to its  investment  advisory  services,  which include, but are not limited to, providing necessary information to the Board of
Trustees of the Trust,  monitoring  the ongoing  investment  performance  of the
Master Growth Fund,  coordinating  financial statements with those of the Master
Fund, and distributing  applicable documents and materials to Fund shareholders.
See Section 3, Fund  Management on page ___ for a more complete  description  of the  operational  services.  This contract  currently runs until at least May 1,
2008 and may be renewed at that time.

EXAMPLE(1)

This Example  shows what you could pay in expenses  over time.  You can also use this  example to  compare  the cost of this Fund with other  mutual  funds.  The
Example,  however,  does not  include  charges  that  are  imposed  by  variable insurance contracts. If these charges were reflected,  the expenses listed below would be higher.

The Example  assumes  that you invest  $10,000 in the Fund for the time  periods indicated and then sell all of your shares at the end of those time periods.  It also assumes a 5% return each year and that the Fund's  operating  expenses will not change.  Although  your actual costs may be higher or lower,  based on these assumptions the cost would be:

                 ------------------- ------------------ -----------------
                                     1 YR               3 YRS
                 ------------------- ------------------ -----------------
                 Class II
                 ------------------- ------------------ -----------------
                 Class VII
                 ------------------- ------------------ -----------------

(1) The Example reflects the aggregate  expenses of both the Master Fund and the
Fund.

Section 2 | Fund Details

ADDITIONAL INFORMATION ABOUT INVESTMENTS, INVESTMENT TECHNIQUES AND RISKS

The Master Fund may use other principal  investments and techniques in an effort to increase returns,  protect assets or diversify investments.  The Statement of
Additional  Information  ("SAI") for the Fund  contains  additional  information about the Master Fund's other investment  techniques.  For information on how to obtain an SAI,  see the back  cover.  When you request a copy of the Fund's SAI, you will also receive a copy of the Master Fund's SAI free of charge.

PREFERRED  STOCK -  Preferred  stocks  are a class  of  stock  that  often  pays dividends at a specified rate and has  preference  over common stock in dividend payments and  liquidation of assets.  Preferred  stock may be  convertible  into common stock.

DEPOSITARY  RECEIPTS - The Master Fund invests in securities of foreign  issuers in the  form of  depositary  receipts,  such  as  American  Depositary  Receipts
(`'ADRs"), European Depositary Receipts (`'EDRs") and Global Depositary Receipts
(`'GDRs"),  which  typically  are  issued by local  financial  institutions  and evidence  ownership  of  the  underlying  securities.  Depositary  receipts  are generally subject to the same risks as the foreign securities that they evidence or into  which  they may be  converted.  Depositary  receipts  may or may not be
jointly  sponsored  by  the  underlying   issuer.  The  issuers  of  unsponsored
depositary receipts are not obligated to disclose information that is considered material  in  the  United  States.  Therefore,  there  may be  less  information available  regarding  these issuers and there may not be a  correlation  between such  information  and the  market  value of the  depositary  receipts.  Certain depositary  receipts  are  not  listed  on an  exchange  and  therefore  may  be considered to be illiquid securities.

DERIVATIVES - A derivative is a contract whose value is based on the performance of an underlying financial asset, index or other measure. For example, an option is a derivative  because its value changes in relation to the  performance of an underlying  stock.  The value of an option on a futures contract varies with the value of the underlying futures contract, which in turn varies with the value of
the  underlying   commodity  or  security.   Derivatives  present  the  risk  of
disproportionately  increased losses and/or reduced opportunities for gains when the  financial  asset to which the  derivative  is linked  changes in unexpected ways. Some risks of investing in derivatives include the risk that:

     o    the other party to the  derivatives  contract  may fail to fulfill its obligations,
     o    their  use may  reduce  liquidity  and make the Fund  harder to value, especially in declining markets,
     o    the Fund may suffer  disproportionately  heavy losses  relative to the amount invested and
     o    changes  in the value of  derivatives  may not  match or fully  offset changes  in the  value of the  hedged  portfolio  securities,  thereby failing to achieve the original purpose for using the derivatives.

SMALL-CAP  RISK - in  general,  stocks  of  small-cap  companies  trade in lower volumes  and are subject to greater or more  unpredictable  price  changes  than larger  cap  securities  or the market  overall.  Small-cap  companies  may have limited  product  lines or  markets,  be less  financially  secure  than  larger companies, or depend on a small number of key personnel. If adverse developments occur, such as due to management changes or product failure, a Fund's investment in a small-cap  company  may lose  substantial  value.  Investing  in  small-cap companies  requires a longer term investment view and may not be appropriate for all investors.

FLOATING- AND VARIABLE-RATE  SECURITIES - Floating- and variable-rate securities do not  have  fixed  interest  rates.  Instead,  the  rates  change  over  time.
Floating-rate  securities  have  interest  rates  that  vary with  changes  to a specific measure, such as the Treasury bill rate.  Variable-rate securities have interest rates that change at preset times based on the specific  measure.  Some floating- and  variable-rate  securities may be callable by the issuer,  meaning that they can be paid off before their maturity date.

Like other  fixed-income  securities,  floating and variable rate securities are subject to interest rate risk.  Securities that are callable are also subject to the risk that the Fund  will be repaid  prior to the  stated  maturity,  and the proceeds may be required to invest in lower yielding  securities that reduce the
Fund's income.  The Fund will only purchase a floating or variable rate security of the same quality as the debt securities it would otherwise purchase.

ZERO  COUPON  BONDS - Zero coupon  bonds pay no interest  during the life of the security,  and are issued by a wide variety of governmental  issuers. They often are sold at a deep  discount.  Zero coupon bonds may be subject to greater price changes as a result of  changing  interest  rates  than bonds that make  regular interest  payments;  their value  tends to grow more  during  periods of falling interest  rates and,  conversely,  tends to fall more  during  periods of rising interest  rates.  Although not traded on a national  securities  exchange,  zero coupon  bonds are  widely  traded by brokers  and  dealers,  and are  considered liquid.  Holders of zero coupon bonds are required by federal income tax laws to pay interest on the payments  they would have  received had a payment been made.
To avoid federal income tax liability,  a fund may have to make distributions to shareholders and may have to sell some assets at inappropriate times in order to generate cash for the distributions.

REPURCHASE  AGREEMENTS - When entering into a repurchase  agreement,  the Master
Fund essentially  makes a short-term loan to a qualified bank or  broker-dealer.
The  Master  Fund buys  securities  that the  seller has agreed to buy back at a specified time and at a set price that includes  interest.  There is a risk that the seller will be unable to buy back the  securities  at the time  required and the Master Fund could experience delays in recovering amounts owed to it.

TEMPORARY  INVESTMENTS  - The Master Fund  generally  will be fully  invested in accordance with its objective and  strategies.  However,  pending  investment of cash  balances,  or if the Master  Fund's  management  believes  that  business, economic,  political or financial conditions warrant, the Master Fund may invest without limit in cash or money market cash equivalents, including:

     o    short-term U.S. government securities,
     o    certificates of deposit,  bankers'  acceptances,  and interest-bearing savings deposits of commercial banks,
     o    prime quality commercial paper,
     o    repurchase agreements covering any of the securities in which the Fund may invest directly and
     o    shares of other  investment  companies  that invest in  securities  in which the Fund may invest, to the extent permitted by applicable law.

The use of temporary  investments  prevents the Master Fund from fully  pursuing its  investment  objective,  and the  Master  Fund  may  miss  potential  market upswings.

SELECTIVE DISCLOSURE OF FUND HOLDINGS

The Fund

A description  of the Fund's  policies and  procedures  regarding the release of portfolio  holdings  information is available in the Fund's SAI. However,  under the master-feeder  structure, the Fund's sole portfolio holding is shares in the
Master Fund.

The Master Fund

A description of the Master Fund's policies and procedures regarding the release of portfolio  holdings  information is available in the Master Fund's SAI. Under such  policies and  procedures,  the Master  Fund's  complete  list of portfolio holdings available for public  disclosure,  dated as of the end of each calendar
quarter,   is   permitted   to  be  posted  on  the   American   Funds   website
(www.americanfunds.com)  no  earlier  than the 10th  day  after  the end of such calendar quarter. In addition, the Master Fund's list of top 10 equity portfolio holdings  measured by percentage of net assets invested,  dated as of the end of each calendar  month, is permitted to be posted on the American Funds website no earlier than the 10th day after the end of such month.

Section 3 | Fund Management

INVESTMENT ADVISER TO THE MASTER FUND

Capital Research and Management  Company  ("Capital  Research"),  an experienced investment management organization founded in 1931, serves as investment adviser to the Master Fund and to other mutual  funds,  including  those in The American
Funds Group.  Capital  Research,  a wholly owned subsidiary of The Capital Group
Companies,  Inc.,  is  headquartered  at 333 South  Hope  Street,  Los  Angeles,
California  90071.  Capital Research manages the investment and business affairs of the Master Fund.

The Master Fund relies on the professional  judgment of its investment  adviser,
Capital Research, to make decisions about the fund's portfolio investments.  The basic  investment  philosophy  of  Capital  Research  is to  seek to  invest  in attractively  priced  securities that, in its opinion,  represent  above-average long-term investment opportunities.  Capital Research believes that an important way to accomplish this is through fundamental  analysis,  including meeting with
company  executives  and  employees,   suppliers,   customers  and  competitors.
Securities  may be sold  when  Capital  Research  believes  that  they no longer represent relatively attractive investment opportunities.

The annual  management fee for the year ended December 31, 2006,  expressed as a percentage  of the Master  Fund's  average  daily net assets and not taking into account any applicable waivers, is 0.28%.

A discussion  regarding the basis for the Master Fund Board of Trustees approval of the  investment  advisory  agreement  for the Master Fund is available on the
Master Funds' annual report to  shareholders,  for the period ended December 31,
2006.

MASTER-FEEDER SERVICE PROVIDER TO THE FEEDER FUND

Because  the Fund  invests all of its assets in the Master Fund which is managed by the Master Fund's  investment  adviser,  the Fund does not have an investment adviser of its own. NWD Investments,  1200 River Road, Suite 1000, Conshohocken,
Pennsylvania  19428 serves as the  master-feeder  service  provider for the Fund under the master-feeder structure.  Consequently, NWD Investments provides those non-investment management services typically provided as ancillary services by a fund's investment adviser. NWD Investments was organized in 1999.

As of September 29, 2006, Gartmore Funds and its U.S. operations, as well as the
Fund's  distributor and other service  providers,  are no longer affiliated with
Gartmore  Investment  Management  Limited  (Gartmore  U.K.)  or  other  Gartmore
international  businesses.   Certain  Gartmore  U.S.  companies,  and  marketing
materials related to them, will continue to carry the Gartmore name for the next several months under the terms of an agreement with Gartmore U.K.

NWD Investments will provide  master-feeder  operational support services to the
Feeder Fund under the  Master-Feeder  Services  Agreement.  Such  services  will include,  but are not  limited  to: (i)  providing  information  to the Board of
Trustees  enabling it to make all  necessary  decisions of whether to invest the assets of the Feeder  Fund in shares of the Master  Fund;  (ii)  monitoring  the ongoing  investment  performance of the Master Fund and its  respective  service providers,  and the level of expenses borne by  shareholders of the Master Fund;
(iii)  coordination  with the Master  Fund's  board of  directors,  officers and service providers to obtain all information, reports, certifications, signatures and other  materials  necessary  for the  composition  and  filing of the Feeder
Fund's  registration  statements,   shareholder  reports  and  other  disclosure
materials;  (iv)  coordinating  financial  statement  reports  with those of the
Master  Fund;  (v)  coordination  with the  Master  Fund's  board of  directors,
officers   and   service   providers   to  obtain  all   information,   reports,
certifications,  signatures and other  materials  necessary to enable the Feeder
Fund to prepare and maintain any processes,  materials and/or reports (including effecting any necessary filings with appropriate  regulatory  agencies) that may be  necessary  or  prudent  pursuant  to the  Sarbanes-Oxley  Act of 2002;  (vi)
effecting  daily  trades  into  or from  the  Master  Fund,  settling  all  such transactions  and  performing  trading  and  settlement  reconciliations;  (vii)
facilitation  of  distribution  of Master Fund proxy  solicitation  materials to
Feeder Fund shareholders and/or coordination with the Master Fund's officers and service providers to incorporate  Master Fund proxy information into Feeder Fund proxy  solicitation  materials;  (viii)  coordination  with  the  Master  Fund's officers and service providers to enable the Feeder Fund to compile and maintain its  respective  books and  records as may be  legally  required  or  reasonably necessary or prudent;  (ix) such  activities  as are  necessary  for the design, development  and  maintenance of the Feeder Fund as a product  offering to Trust shareholders;  (x) providing regular and special reports,  information and other educational  materials to the Board of Trustees concerning any particular Feeder
Fund-Master Fund structure or of master-feeder  fund structures in general;  and
(xi)  providing  such other  services as are  necessary  or  appropriate  to the efficient  operation  of the Feeder Fund with respect to its  investment  in the
Master Fund.

PORTFOLIO MANAGEMENT OF THE MASTER FUND

Capital  Research uses a system of multiple fund  counselors in managing  mutual fund assets.  Under this  approach,  the portfolio of the Master Fund is divided into segments, which are managed by individual counselors. Counselors decide how their  respective  segments  will be  invested.  In addition,  Capital  Research investment  analysts may make investment  decisions with respect to a portion of the Master  Fund's  portfolio.  Investment  decisions  are subject to the limits provided by the Master  Fund's  objectives  and  policies  and the  oversight of
Capital Research's investment committee.

The Fund counselors primarily  responsible for the day-to-day  management of the
Master Fund's portfolios are listed below:

THE MASTER FUND TEAM MEMBERS

JAMES K. DUNTON is a senior vice president and director of Capital Research. Mr.
Dunton has been employed in the investment  management area of Capital  Research or its  affiliates  for the past 44  years.  Mr.  Dunton  has  been a  portfolio counselor for the Master Fund for the past 23 years.

DONALD D. O'NEAL is a senior vice president of Capital Research.  Mr. O'Neal has been an  investment  professional  for the past 21 years.  Mr. O'Neal has been a portfolio counselor for the Master Fund for approximately one year.

CLAUDIA P.  HUNTINGTON  is a senior  vice  president  of Capital  Research.  Ms.
Huntington  has been  employed  in the  investment  management  area of  Capital
Research or its  affiliates  for the past 31 years.  Ms.  Huntington  has been a portfolio counselor for the Master Fund for the past 13 years.

J. BLAIR  FRANK is a vice  president  of Capital  Research.  Mr.  Frank has been employed by Capital Research or its affiliates from the past 12 years. Mr. Frank has been a portfolio  counselor for the Master Fund for approximately  less than one year.

C. ROSS SAPPENFIELD is a vice president of Capital Research. Mr. Sappenfield has been  employed  in the  investment  management  area of Capital  Research or its affiliates for the past 14 years. Mr. Sappenfield has been a portfolio counselor for the Master Fund for the past 7 years.

ADDITIONAL INFORMATION ABOUT THE FUND MANAGERS

With  respect to the  individuals  listed  above,  the Fund's SAI  (Appendix  C)
provides additional  information about compensation,  other accounts managed and ownership of securities in the Master Fund.

Section 4 | Investing with Gartmore Funds

CHOOSING A SHARE CLASS

Class II and  Class  VII  shares of the Fund are sold to  separate  accounts  of insurance  companies,  including  Nationwide  Life  Insurance  Company  and  its
affiliate  life  insurance  companies  (collectively,   "Nationwide"),  to  fund
benefits  payable  under  variable  insurance  contracts.  Insurance  companies, including Nationwide,  provide additional services necessary for them to receive
Rule 12b-1 fees for the sale of Class II and Class VII shares.

Shares of the Fund are not sold to individual investors.

The separate  accounts  purchase  shares of the Fund in accordance with variable account allocation  instructions  received from owners of the variable insurance contracts. The Fund then invests its proceeds in the Master Fund which, in turn, buys securities for the Master Fund's portfolio.

Because variable insurance contracts may have different  provisions with respect to the timing and method of purchases and exchanges, variable insurance contract owners should contact their insurance  company  directly for details  concerning these transactions.

Please check with your  insurance  company to determine if the Fund is available under  your  variable  insurance  contract.  This  prospectus  should be read in conjunction  with  the  prospectus  of the  separate  account  of your  specific variable insurance contract.

The Fund currently does not foresee any  disadvantages to the owners of variable insurance  contracts  arising out of the fact that the Fund may offer its shares to the separate  accounts of various other insurance  companies to fund benefits of these variable insurance  contracts.  Nevertheless,  the Board of Trustees of the Trust will monitor  events in order to identify any material  irreconcilable conflicts which may arise (such as those arising from tax or other differences), and to  determine  what  action,  if any,  should be taken in  response  to such conflicts.  If such a conflict were to occur,  one or more insurance  companies'
separate  accounts might be required to withdraw  their  investments in the Fund and shares of another Fund may be substituted. This might force the Fund to sell its securities at disadvantageous prices.

The distributor for the Fund is Gartmore Distribution  Services,  Inc. ("GDSI"),
an affiliate of NWD Investments.

PURCHASE PRICE

The purchase price of each share of the Fund is its net asset value ("NAV") next determined  after the order is  received in good order by the Fund or its agent.
No sales charge is imposed on the purchase of the Fund's shares;  however,  your variable insurance contract may impose a sales charge. Generally, net assets are based on the market value of the  securities and other assets owned by the Fund, less its liabilities.  The NAV per share of each class of the Fund is calculated by  taking  the NAV of the  Master  Fund,  subtracting  the  Fund's  liabilities attributable  to the Fund,  and  dividing  by the number of shares of that class that are  outstanding.  The NAV is determined at the close of regular trading on the New York Stock Exchange (usually 4 p.m.,  Eastern Time) ("Close of Trading")
on each day the  Exchange is open for  trading  ("Business  Day").  The Fund may reject any order to buy shares and may suspend the sale of shares at any time.

The Fund does not determine NAV on the following days:

     o    New Year's Day
     o    Martin Luther King, Jr. Day
     o    Presidents' Day
     o    Good Friday
     o    Memorial Day
     o    Independence Day
     o    Labor Day
     o    Thanksgiving Day
     o    Christmas Day
     o    Other days when the New York Stock Exchange is closed

To the extent that the Fund's  investments  are traded in markets  that are open when the New York Stock Exchange is closed,  the value of the Fund's investments may change on days when shares cannot be purchased or redeemed.

FAIR VALUATION

The Fund

The NAV of the Fund is determined based upon the NAV of the Master Fund.

The Master Fund

The Master Fund calculates its NAV at the Close of Trading on each Business Day.
Assets are valued  primarily  on the basis of market  quotations.  However,  the
Master Fund has adopted  procedures  for making "fair value"  determinations  if market  quotations  are not readily  available.  For  example,  if events  occur between the close of markets  outside the United States and the close of regular trading on the New York Stock Exchange that, in the opinion of Capital Research, materially affect the value of the portfolio  securities of the Master Fund, the securities will be valued in accordance with fair value procedures. Use of these procedures is intended to result in more appropriate NAVs. In addition, such use will reduce,  if not  eliminate,  potential  arbitrage  opportunities  otherwise available to short-term investors in the Master Fund.

Because the Master Fund may hold securities that are primarily listed on foreign exchanges  that trade on  weekends  or days when the Master  Fund does not price their shares, the value of securities held in the Master Fund may change on days when you will not be able to purchase or redeem your Fund shares.

SELLING SHARES

The Fund

Shares may be sold  (redeemed)  at any time,  subject  to  certain  restrictions described below. The redemption price is the NAV per share next determined after the order is received in good order. Of course, the value of the shares sold may be more or less than their  original  purchase  price  depending upon the market value of the Fund's investments at the time of sale.

Because variable insurance contracts may have different  provisions with respect to the timing and method of  redemptions,  variable  insurance  contract  owners should contact their  insurance  company  directly for details  concerning  this transaction.

The Master Fund

Shares of the  Master  Fund are  currently  offered  only to  insurance  company separate accounts and feeder funds that themselves are offered only to insurance company separate  accounts.  All such shares may be purchased or redeemed by the separate  accounts  or feeder  funds at net asset  values  without  any sales or redemption  charges.  Such  purchases and  redemptions  are made promptly  after corresponding purchases and redemptions of units of the separate accounts/feeder funds.

RESTRICTIONS ON SALES

The Fund

Shares of the Fund may not be redeemed or the Fund may delay paying the proceeds from a  redemption  when the New York  Stock  Exchange  is  closed  (other  than customary  weekend  and  holiday  closings)  or if trading is  restricted  or an emergency exists (as determined by the Securities and Exchange Commission).

If the insurance company issuing the variable  insurance  contract is willing to provide  notice  to  investors,  the Fund may delay any  exchange,  transfer  or redemption  request for up to seven days after the receipt of the request if the investor redeeming shares is engaged in excessive  trading,  or if the amount of
the  redemption   request  otherwise  would  be  disruptive  to  efficient  fund management or would adversely affect the Fund.

The Master Fund

The Master Fund shares may be purchased or redeemed at net asset values  without any sales or redemption charges.

EXCESSIVE OR SHORT-TERM TRADING

The Fund

The Fund seeks to discourage excessive or short-term trading (often described as
"market timing").  Excessive trading (either frequent exchanges between funds or sales and repurchases of funds within a short time period) may:

     o    disrupt fund management strategies,
     o    increase brokerage and other transaction costs and
     o    negatively impact Fund performance for all variable insurance contract owners indirectly investing in the Fund.

The Fund may be more or less  affected  by  short-term  trading in Fund  shares, depending on various  factors such as the size of the Fund,  the dollar  amount, number,  and frequency of trades in Fund shares and other  factors.  A fund that invests  in foreign  securities,  such as the Fund,  may be at greater  risk for excessive trading.  Investors may attempt to take advantage of anticipated price movements in  securities  held by the Fund based on events  occurring  after the close of a foreign  market that may not be reflected in the Fund's NAV (referred to as "arbitrage market timing").  Arbitrage market timing may also be attempted in funds  that  hold  significant  investments  in  investments  that may not be frequently traded.  There is the possibility that arbitrage market timing, under certain  circumstances,  may dilute the value of the Fund's  shares if redeeming shareholders  receive proceeds (and buying shareholders receive shares) based on
NAVs that do not reflect appropriate fair value prices. The Board of Trustees of the Trust has  adopted  and  implemented  policies  and  procedures  to  detect, discourage and prevent excessive  short-term  trading in all classes of the Fund
and  does  not  accommodate  such  excessive   short-term  trading.  The  Fund's
procedures are described below:

Monitoring of Trading Activity

It is difficult for the Fund to monitor short-term trading because the insurance companies  that  issue  variable  contracts  that  invest in the Fund  typically aggregate the trades of all of their  respective  contract holders into a single purchase, sale or exchange transaction.  Additionally,  most insurance companies combine all of their contract holders' investments into a single omnibus account in the Fund.  Therefore,  the Fund typically  cannot  identify,  and thus cannot successfully prevent, short-term trading by an individual contract holder within that aggregated  trade or omnibus account but must rely instead on the insurance company to monitor its individual  contract holder trades to identify individual short-term traders.

Subject to these limitations,  the Fund does, however,  monitor significant cash flows into and out of the Fund and, when unusual cash flows are identified, will request that the applicable  insurance company investigate the activity,  inform the Fund whether or not short-term  trading by an individual  contract holder is occurring and take steps to prevent  future  short-term  trades by such contract holder.  Because the Fund is unable to monitor  significant  cash flows into and out of the Master  Fund,  the Fund  relies on the  Master  Fund's  policies  and procedures with respect to trading activity, as described below.

The Fund

With respect to the Nationwide variable insurance contracts that offer the Fund,
Nationwide monitors redemption and repurchase activity, and as a general matter,
Nationwide  currently  limits the number and frequency of trades as set forth in your Nationwide  separate  account  prospectus.  Other  insurance  companies may employ  different  policies  or  provide  different  levels  of  cooperation  in monitoring the trading activity and complying with Fund requests.

Restrictions on Transactions

As described above, each insurance company has its own policies and restrictions on short-term  trading.  Additionally,  the term and  restrictions on short-term trading may vary from one  variable  insurance  contract  to another  even among those  contracts  issued  by the same  insurance  company.  Therefore,  contract holders  should consult their own variable  insurance  contract for the specific short-term trading periods and restrictions.

Whenever the Fund is able to identify short-term trades and or traders, the Fund has broad  authority to take  discretionary  action  against  market  timers and against  particular  trades  and  uniformly  will apply the  short-term  trading restrictions to all such trades which that Fund identifies.  As described above, however,  the Fund typically requires the assistance of the insurance company to identify  such  short-term  trades  and  traders.  In the event the Fund  cannot identify  and prevent such  trades,  these may result in increased  costs to all
Fund  shareholders  as  described  below.  When  identified,  the  Fund has sole discretion to:

     o    restrict  purchases  or  exchanges  that  it  or  its  agents  believe constitute excessive trading and
     o    reject transactions that violate the Fund's excessive trading policies or its exchange limits.

The Master Fund

The Fund also may be affected  if there is  frequent  trading of the Master Fund shares by other shareholders of the Master Fund.  Frequent trading of the Master
Fund's shares may lead to increased  costs to the Master Fund and less efficient management of the Master Fund's portfolio, resulting in dilution of the value of the shares held by long-term shareholders, such as the Fund.

The Master  Fund and  American  Funds  Distributors,  Inc.,  the  Master  Fund's
distributor, reserves the right to reject any purchase order for any reason. The
Master  Fund is not  designed  to serve as a vehicle  for  frequent  trading  in response to short-term  fluctuations  in the  securities  markets.  Accordingly, purchases,  including those that are part of exchange activity,  that the Master
Fund or American Funds Distributors, Inc. has determined could involve actual or potential  harm to any fund may be  rejected.  Frequent  trading  of the  Master
Fund's  shares  may  lead to  increased  costs to that  fund and less  efficient management of the Master Fund's portfolio, resulting in dilution of the value of the shares held by long-term shareholders.

The Master Fund's board of directors has adopted  policies and  procedures  with respect to frequent  purchases and redemptions of fund shares.  Under the Master
Fund "purchase blocking policy", any contract owner redeeming units representing a  beneficial  interest in the Master Fund having a value of $5,000 or more will be precluded from  investing in units of beneficial  interest in the Master Fund
(including investments that are part of an exchange transaction) for 30 calendar days  after  the  redemption  transaction.  This  prohibition  will not apply to redemptions  by contract  owners  whose units are held on the books of insurance company  separate  accounts that have not adopted  procedures to implement  this policy or to redemptions by other registered  investment  companies sponsored by insurance companies.  American Funds Service Company, the Master Fund's transfer agent,  will work with the  insurance  companies to develop such  procedures  or other  procedures that American Funds Service Company  determines are reasonably designed to achieve the objective of the purchase  blocking policy.  At the time the insurance companies adopt these procedures,  contract owners whose units are held on the books of such  companies  will be subject to this  general  purchase blocking policy. Under this purchase blocking policy, certain purchases will not be prevented and certain redemptions will not trigger a purchase block, such as:
systematic  redemptions and purchases where the entity  maintaining the contract owner's account is able to identify the  transaction as a systematic  redemption or  purchase;  purchases  and  redemptions  of units  representing  a beneficial interest in the Master Fund having a value of less than $5,000;  retirement plan
contributions,   loans  and  distributions   (including  hardship   withdrawals)
identified as such on the retirement plan  recordkeeper's  system;  and purchase transactions involving transfer of assets,  rollovers,  Roth IRA conversions and
IRA  re-characterizations,  where the entity  maintaining  the contract  owner's account  is  able  to  identify  the  transaction  as  one  of  these  types  of transactions.

DISTRIBUTION AND SERVICES PLANS

The Fund

BECAUSE THE FUND'S DISTRIBUTION PLAN FEES AND ADMINISTRATIVE  SERVICES PLAN FEES
ARE PAID OUT OF THE FUND'S ASSETS ON AN ONGOING BASIS,  THESE FEES WILL INCREASE
THE COST OF YOUR  INVESTMENT  OVER TIME AND MAY COST YOU MORE THAN PAYING  OTHER
TYPES OF CHARGES.

Distribution Plan

In addition to expenses that may be imposed by variable insurance contracts, the
Fund has adopted a Distribution Plan under Rule 12b-1 of the Investment  Company
Act,  which  permits  the  Fund  to  compensate  the  distributor  for  expenses associated  with  distributing  and selling Class II and Class VII shares of the
Fund and providing shareholder services.  Under that Distribution Plan, the Fund pays GDSI from its Class II and Class VII shares a fee that is accrued daily and paid monthly.  The amount of this fee shall not exceed an annual amount of 0.25%
of the Fund's Class II shares'  average daily net assets and 0.40% of the Fund's
Class VII shares' average daily net assets.

Administrative Services Plan

In addition to 12b-1 fees,  shares of the Fund are also subject to fees pursuant to an  Administrative  Services  Plan  adopted by the Fund's  Board of Trustees.
These fees are paid by the Fund to insurance  companies or their  affiliates who provide  administrative  support services to variable insurance contract holders on behalf of the Fund. Under the Administrative  Services Plan, the Fund may pay
an  insurance  company  or its  affiliates  a maximum  annual  fee of 0.25% with respect  to Class II Shares  and  Class  VII  Shares;  however,  many  insurance companies do not charge the maximum permitted fee or even a portion thereof.

The Master Fund

The Master Fund does not charge a 12b-1 fee or an  administrative  services  fee for the Class 1 shares in which the Fund invests.

REVENUE SHARING

The Fund

The Fund does not have an investment adviser under this master-feeder structure.
As it is a fund's  investment  adviser,  or its  affiliates,  who typically make revenue sharing payments out of their legitimate profits to insurance companies, broker-dealers or other financial  intermediaries for marketing,  promotional or related  services,  there are no such payments made on behalf of the Fund at the feeder fund level.

The Master Fund

Capital  Research does not engage in revenue  sharing with respect to the Master
Fund.

Section 5 | Distributions and Taxes

THE FUND

Dividends and Distributions

The Fund has  qualified,  or intends to  qualify,  to be treated as a  regulated investment  company under the Internal  Revenue Code. As a regulated  investment company,  the Fund  generally pays no federal income tax on the income and gains it distributes.  Substantially all of the Fund's net investment  income, if any, will be paid as a dividend each quarter in the form of additional  shares of the
Fund.  Any net realized  capital  gains of the Fund will be declared and paid to shareholders at least annually. We automatically reinvest any capital gains. The amount of any  distribution  will vary,  and there is no guarantee the Fund will pay either an income dividend or a capital gains distribution.

Tax Status

The tax  treatment  of  payments  made under a variable  insurance  contract  is described in the prospectus for the contract.  Generally, the owners of variable insurance  contracts are not taxed  currently on income or gains  realized under such contracts  until the income or gain is distributed to the owners.  However, income distributions from these contracts will be taxable at ordinary income tax rates.  In addition,  distributions  made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax.  Contract  owners  should ask their own tax adviser for more  information  on their own tax  situation,  including  possible state or local  taxes.  For  more  information  on  taxes,  please  refer to the accompanying  prospectus of the annuity or life insurance  program through which the Fund shares are offered.

Please refer to the Fund's SAI (and the Master Fund's SAI) for more  information regarding the tax treatment of the Fund (and the Master Fund).

THE MASTER FUND

The Master Fund has qualified,  or intends to qualify, as a regulated investment company under the Internal  Revenue Code. In any fiscal year in which the Master
Fund so qualifies and distributes to shareholders its net investment  income and net realized capital gains, the Master Fund itself is relieved of federal income tax.

It is the Master Fund's policy to distribute to the  shareholders  (feeder funds and insurance  company separate  accounts) all of its net investment  income and net realized capital gains for each fiscal year.

SEE THE APPLICABLE  CONTRACT  PROSPECTUS FOR  INFORMATION  REGARDING THE FEDERAL
INCOME  TAX  TREATMENT  OF THE  CONTRACTS  AND  DISTRIBUTIONS  TO  THE  SEPARATE
ACCOUNTS.  THIS  DISCUSSION  OF  "DISTRIBUTIONS  AND TAXES" IS NOT  INTENDED  OR
WRITTEN TO BE USED AS TAX ADVICE.  CONTRACT  OWNERS SHOULD CONSULT THEIR OWN TAX
PROFESSIONAL ABOUT THEIR TAX SITUATION.

Section 6 | Financial Highlights

Financial  Highlights  information  is not shown  because the shares of the Fund were  first  offered on _____ 2007 and,  therefore,  the Fund has no  historical performance to report.

Information from American Funds GVIT Funds

Please read this  prospectus  (and the  accompanying  Master Fund's  prospectus)
before you invest, and keep them with your records.  This prospectus is intended for use in connection with variable insurance contracts. The following documents
- which may be obtained free of charge - contain  additional  information  about the Fund:

     o    Statement of Additional  Information  (incorporated  by reference into this prospectus)
     o    Annual Reports (which contain discussions of the market conditions and
          investment   strategies   that   significantly   affected  the  Fund's
          performance)
     o    Semiannual Reports

To obtain a document free of charge,  call 800 848-6331 or contact your variable
insurance   provider.   Because   Prospectuses   and  Statements  of  Additional
Information  are intended for use only in  connection  with the sale of variable insurance contracts, Gartmore Funds does not make them available on its website.
The first  semiannual  report for the Fund will be  available on or about August
31, 2007.

When you  request  a copy of the  Fund's  SAI,  you will also  receive,  free of charge, a copy of the Master Fund's SAI.

Information from the Securities and Exchange Commission (SEC)

You can obtain copies of Fund documents from the SEC as follows:

     o    on the SEC's EDGAR Database via the internet at www.sec.gov
     o    in person at the SEC's Public Reference Room in Washington, D.C. (call
          202-551-8090 for their hours of operation), or
     o    by mail by sending your request to: Securities and Exchange Commission
          Public Reference Section, Washington, D.C. 20549-1012 (the SEC charges a fee to copy any documents).

American Funds GVIT Funds
1200 River Road, Suite 1000
Conshohocken, PA 19428

The Trust's Investment Company Act File Nos.: 2-73024, 811-3213

The Master Fund's Investment Company Act File Nos.: 2-86838, 811-3857

PR-GVIT-AM 1/07

              THE TRUST'S INVESTMENT COMPANY ACT FILE NO.: 811-3213

                       STATEMENT OF ADDITIONAL INFORMATION

                                   _____, 2007

                        GARTMORE VARIABLE INSURANCE TRUST

AMERICAN FUNDS GVIT GROWTH-INCOME FUND

     Gartmore  Variable  Insurance  Trust (the  "Trust"),  a Delaware  statutory trust,  is  a  registered  open-end,  management  investment  company  currently consisting  of 40 series.  This  Statement  of  Additional  Information  ("SAI")
relates  only to the  American  Funds  GVIT  Growth-Income  Fund (the  "Fund" or
"Feeder Fund").

     The Fund operates as a "feeder fund" which means it does not buy individual securities  directly.  Instead,  it invests all of its assets in another  mutual fund, the "master fund," which invests  directly in individual  securities.  The master  fund,  the  American  Funds  Growth-Income  Fund (the  "Master  Fund" or
"American   Master   Fund"),   is  a  series   of   American   Funds   Insurance
Series(R)("American  Funds").  Therefore,  the  Fund  has  the  same  investment objective  and  limitations  as the Master Fund in which it invests and the same gross investment  returns.  The differences in objectives and policies among the
Master  Fund can be  expected to affect the return of the Fund and the degree of market and financial risk to which the Fund is subject.

     Under  the  master-feeder  structure,  the Fund  may  withdraw  its  entire investment  from the Master Fund if the Trust's  Board of Trustees (the "Board")
determines that it is in the best interests of the Fund and its  shareholders to do so. Prior to such  withdrawal,  the Board would consider what action might be taken,  including the investment of all the assets of the Fund in another pooled investment  entity,  asking one of the investment adviser affiliates of Gartmore
SA Capital Trust,  doing business as NWD Investments  ("NWD  Investments"),  the
Fund's  master-feeder  service  provider,  to manage the Fund either directly or with a sub-adviser under an agreement between the Trust and NWD Investments,  or taking any other appropriate action.

     This SAI is not a prospectus but it is  incorporated  by reference into the
Prospectus for the Feeder Fund. It contains  information in addition to and more detailed than that set forth in the Prospectus for the Feeder Fund and should be read in conjunction  with the  Prospectus.  As a Feeder Fund in a  master-feeder mutual fund  structure,  it is also  important  that you read the Master  Fund's
Prospectus that was provided to you along with your Feeder Fund's Prospectus, as well as the Master  Fund's SAI that is  provided  to you along with this  Feeder
Fund's SAI.

     Terms not  defined in this SAI have the  meanings  assigned  to them in the
Prospectus. The Prospectus may be obtained from Gartmore Funds, P.O. Box 182205,
Columbus, Ohio 43218-2202, or by calling toll free 1-800-848-6331.

     As of September 29, 2006, Gartmore Funds and its US operations,  as well as the  Feeder  Fund's  distributor,  and other  service  providers,  are no longer affiliated  with Gartmore  Investment  Management plc  ("Gartmore  UK") or other
Gartmore international businesses.  Certain Gartmore US companies, and marketing materials related to them, will continue to carry the Gartmore name for the next several months under the terms of an agreement with Gartmore UK.

                                                                          PAGE
TABLE OF CONTENTS
General Information and History...........................................     x
Additional Information on Portfolio Instruments and
Investment Policies.......................................................     x
Description of Portfolio Instruments and Investment
Policies..................................................................     x
Investment Restrictions...................................................     x
Portfolio Turnover........................................................     x
Insurance Law Restrictions................................................     x
Major Shareholders........................................................     x
Disclosure of Portfolio Holdings..........................................     x
Trustees and Officers of the Trust........................................     x
Investment Advisory and Other Services....................................     x
Brokerage Allocations.....................................................     x
Purchases, Redemptions and Pricing of Shares..............................     x
Performance Advertising...................................................     x
Additional Information....................................................     x
Tax Status................................................................     x
Other Tax Consequences....................................................     x
Tax Consequences to Shareholders..........................................     x
Financial Statements......................................................     x
Appendix A - Debt Ratings.................................................     x
Appendix B - Proxy Voting Guidelines Summaries............................     x
Appendix C - Portfolio Managers...........................................     x

GENERAL INFORMATION AND HISTORY

     Feeder Fund

     Gartmore Variable  Insurance Trust,  formerly  Nationwide  Separate Account
Trust, is an open-end investment company organized under the laws of Delaware by an Amended and Restated  Agreement and  Declaration of Trust,  dated October 28,
2004, as amended on May 2, 2005. The Trust,  originally organized under the laws of  Massachusetts by a Declaration of Trust dated June 30, 1981, as subsequently amended, redomesticated as a Delaware statutory trust after the close of trading on April 29, 2005. The Trust currently offers shares in 40 separate series, each with its own investment objective.

     Master Fund

     American  Funds  Insurance  Series is an  open-end  investment  company was organized as a  Massachusetts  business  trust on September 13, 1983. The Master
Fund is one of fifteen funds currently offered by the Series,  each with its own investment objective.

     The Feeder Fund and the Master Fund are diversified funds as defined in the
Investment Company Act of 1940, as amended (the "1940 Act").

ADDITIONAL INFORMATION ON PORTFOLIO INSTRUMENTS AND INVESTMENT POLICIES

     Feeder Fund

     Under the  master-feeder  structure,  the Feeder  Fund  invests  all of its assets in the Master Fund. The following provides  additional  information about
the  Master  Fund's  investment   policies.   Please  note  that  the  following
limitations and guidelines are considered at the time of purchase,  under normal circumstances,  and are based on a  percentage  of the Master  Fund's net assets unless  otherwise  noted.  This  summary is not  intended  to reflect all of the
Master Fund's investment limitations.

     Master Fund

AMERICAN MASTER GROWTH-INCOME FUND

     General
     o    The fund invests  primarily in common stocks or other  securities that demonstrate the potential for appreciation and/or dividends.

     Non-U.S. securities
     o    The fund may invest up to 15% of its assets,  at the time of purchase, in securities of issuers  domiciled  outside the United States and not included in the Standard & Poor's 500 Composite Index.

     Debt securities
     o    The fund may invest up to 5% of its assets in straight debt securities rated  Ba or  below by  Moody's  and BB or below by S&P or in  unrated securities that are determined to be of equivalent quality.

DESCRIPTION OF PORTFOLIO INSTRUMENTS AND INVESTMENT POLICIES

     The  following  is a  description  of various  investment  instruments  and techniques  that may be pursued by the Master  Fund.  Since the Feeder Fund does not invest  directly in  securities  but rather  invests  directly in the Master
Fund, the Feeder Fund is subject to the risks described below indirectly through its investment in the Master Fund,  which invests  directly in securities.  Note however  that in the event that the Board of  Trustees  of the Trust  determines that it is in the best  interests  of the  Feeder  Fund to  withdraw  its entire investment in the Master Fund and instead allow an investment  adviser to direct the  investment/reinvestment of the Feeder Fund's assets directly in securities, then the Feeder Fund would be directly subject to the following  instruments and techniques  and related  risks,  as applicable.  The following  supplements  the discussion  in the Feeder Fund's  prospectus  regarding  investment  strategies, policies and risks.

INFORMATION CONCERNING DURATION

     Duration is a measure of the average life of a  fixed-income  security that was  developed  as a more  precise  alternative  to the  concepts  of  "term  to maturity" or "average dollar  weighted  maturity" as measures of "volatility" or
"risk"  associated  with  changes in interest  rates.  Duration  incorporates  a security's  yield,  coupon interest  payments,  final maturity and call features into one measure.

     Most debt obligations  provide interest  ("coupon") payments in addition to final ("par") payment at maturity.  Some  obligations also have call provisions.
Depending on the relative magnitude of these payments and the nature of the call provisions,  the market values of debt  obligations  may respond  differently to changes in interest rates.

     Traditionally,  a debt  security's  "term-to-maturity"  has been  used as a measure of the sensitivity of the security's  price to changes in interest rates
(which is the "interest rate risk" or  "volatility"  of the security).  However,
"term-to-maturity"  measures  only the time until a debt  security  provides its final payment, taking no account of the pattern of the security's payments prior to maturity.  Average  dollar  weighted  maturity is calculated by averaging the terms of  maturity  of each debt  security  held with each  maturity  "weighted"
according to the percentage of assets that it represents.  Duration is a measure of the expected  life of a debt  security on a present  value basis and reflects both  principal  and interest  payments.  Duration  takes the length of the time intervals  between the present time and the time that the interest and principal payments are  scheduled or, in the case of a callable  security,  expected to be received,  and weights them by the present  values of the cash to be received at each  future  point  in time.  For any  debt  security  with  interest  payments occurring  prior to the payment of principal,  duration is ordinarily  less than maturity.  In general, all other factors being the same, the lower the stated or interest rate change of interest of a debt security,  the longer the duration of the security;  conversely, the higher the stated or coupon rate of interest of a debt security, the shorter the duration of the security.

     There are some situations in which the standard  duration  calculation does not properly  reflect the  interest  rate  exposure of a security.  For example, floating and variable rate securities often have final maturities of ten or more years; however, their interest rate exposure corresponds to the frequency of the coupon reset.  Another  example where the interest rate exposure is not properly captured by duration is the case of mortgage pass-through securities. The stated
final maturity of such securities is generally 30 years, but current  prepayment rates are more critical in determining the  securities'  interest rate exposure.
In these and other  similar  situations,  the  investment  adviser will use more sophisticated  analytical  techniques to project the economic life of a security and estimate its interest rate  exposure.  Since the  computation of duration is based on predictions of future events rather than known factors, there can be no assurance that the Master Fund will at all times achieve its targeted  portfolio duration.

     The change in market value of U.S.  government  fixed-income  securities is largely a function of changes in the prevailing  level of interest  rates.  When interest rates are falling,  a portfolio with a shorter duration  generally will not  generate  as high a level  of total  return  as a  portfolio  with a longer duration.  When interest rates are stable, shorter duration portfolios generally will not generate as high a level of total return as longer duration  portfolios
(assuming that long-term  interest rates are higher than short-term rates, which is  commonly  the case.) When  interest  rates are  rising,  a portfolio  with a shorter  duration will generally  outperform  longer duration  portfolios.  With respect to the composition of a fixed-income portfolio,  the longer the duration of the portfolio,  generally,  the greater the  anticipated  potential for total return, with, however, greater attendant interest rate risk and price volatility than for a portfolio with a shorter duration.

DEBT OBLIGATIONS

     Debt  obligations are subject to the risk of an issuer's  inability to make principal and interest  payments,  when due, on its obligations  ("credit risk")
and are  subject  to price  volatility  due to such  factors  as  interest  rate sensitivity,  market  perception  of the  creditworthiness  of the  issuer,  and general  market  liquidity.  Lower-rated  securities are more likely to react to developments affecting these risks than are more highly rated securities,  which react  primarily to movements in the general level of interest  rates.  Although the  fluctuation  in the price of debt  securities is normally less than that of common  stocks,  in the past  there  have  been  extended  periods  of  cyclical increases in interest rates that have caused  significant  declines in the price of debt  securities  in  general  and have  caused  the  effective  maturity  of securities with prepayment features to be extended,  thus effectively converting short or intermediate  securities (which tend to be less volatile in price) into longer term securities (which tend to be more volatile in price).

     Ratings  as   Investment   Criteria.   High-quality,   medium-quality   and
non-investment  grade debt obligations are  characterized as such based on their ratings by nationally  recognized  statistical rating organizations  ("NRSROs"), such as Standard & Poor's Rating Group ("Standard & Poor's") or Moody's Investor
Services  ("Moody's").  In general, the ratings of NRSROs represent the opinions of these agencies as to the quality of securities  that they rate. Such ratings, however, are relative and subjective,  and are not absolute standards of quality and do not evaluate the market value risk of the  securities.  These ratings are used by the Master  Fund as initial  criteria  for the  selection  of  portfolio securities,  but the Master Fund also relies upon the independent  advice of the
Master Fund's adviser to evaluate  potential  investments.  This is particularly
important  for  lower-quality  securities.   Among  the  factors  that  will  be
considered are the long-term ability of the issuer to pay principal and interest and general economic trends, as well as an issuer's capital structure,  existing debt  and  earnings  history.  The  Appendix  to this  Statement  of  Additional
Information  contains further  information about the rating categories of NRSROs and their significance.

     Subsequent to its purchase by the Master Fund,  an issue of securities  may cease to be rated or its rating may be reduced  below the minimum  required  for purchase by the Master Fund. In addition, it is possible that an NRSRO might not change its rating of a particular issue to reflect  subsequent  events.  None of these events  generally  will require  sale of such  securities,  but the Master
Fund's  adviser will  consider such events in its  determination  of whether the
Master Fund should continue to hold the securities.

     In addition,  to the extent that the ratings  change as a result of changes
in  such  organizations  or  their  rating  systems,   or  due  to  a  corporate
reorganization,  the  Master  Fund will  attempt  to use  comparable  ratings as standards for its  investments in accordance  with its investment  objective and policies.

     Medium-Quality   Securities.  The  Master  Fund  anticipates  investing  in medium-quality  obligations,  which are obligations  rated in the fourth highest rating category by any NRSRO.  Medium-quality  securities,  although  considered investment-grade,  may have some speculative  characteristics and may be subject to greater fluctuations in value than higher-rated securities.  In addition, the issuers of medium-quality  securities may be more vulnerable to adverse economic conditions or changing circumstances than issues of higher-rated securities.

     Lower Quality (High-Risk)  Securities.  Non-investment  grade debt or lower quality/rated securities (hereinafter referred to as "lower-quality securities")
include  (i) bonds  rated as low as C by  Moody's,  Standard & Poor's,  or Fitch
Investors  Service,  Inc. ("Fitch") ; (ii) commercial paper rated as low as C by
Standard & Poor's,  Not Prime by Moody's or Fitch 4 by Fitch;  and (iii) unrated debt securities of comparable quality. Lower-quality securities, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. There
is  more  risk   associated   with   these   investments   because   of  reduced
creditworthiness  and increased risk of default.  Under NRSRO guidelines,  lower quality securities will likely have some quality and protective  characteristics that are  outweighed by large  uncertainties  or major risk exposures to adverse conditions.  Lower quality  securities  are  considered to have  extremely  poor prospects of ever  attaining  any real  investment  standing,  to have a current identifiable  vulnerability  to default or to be in  default,  to be unlikely to have the capacity to make required  interest  payments and repay  principal when due in the event of adverse business, financial or economic conditions, or to be in default or not  current in the payment of  interest  or  principal.  They are regarded as predominantly  speculative with respect to the issuer's  capacity to pay interest and repay principal.  The special risk considerations in connection with investments in these securities are discussed below.

     Effect  of  Interest  Rates  and  Economic  Changes.  All  interest-bearing securities  typically  experience  appreciation  when interest rates decline and depreciation  when interest rates rise. The market values of  lower-quality  and comparable unrated securities tend to reflect individual corporate  developments to a greater extent than do higher rated  securities,  which react  primarily to
fluctuations  in  the  general  level  of  interest  rates.   Lower-quality  and
comparable  unrated  securities  also  tend to be  more  sensitive  to  economic conditions than are higher-rated securities. As a result, they generally involve more credit  risk than  securities  in the  higher-rated  categories.  During an economic  downturn  or a  sustained  period of  rising  interest  rates,  highly leveraged  issuers  of  lower-quality  and  comparable  unrated  securities  may experience  financial stress and may not have sufficient  revenues to meet their payment  obligations.  The issuer's  ability to service its debt obligations may also be  adversely  affected by specific  corporate  developments,  the issuer's inability to meet specific projected business forecasts or the unavailability of additional  financing.  The risk of loss due to  default  by an  issuer of these securities  is  significantly  greater than issuers of  higher-rated  securities because such  securities are generally  unsecured and are often  subordinated to other creditors. Further, if the issuer of a lower-quality or comparable unrated security  defaulted,  the Master  Fund might incur  additional  expenses to seek recovery.  Periods of  economic  uncertainty  and changes  would also  generally result in increased volatility in the market prices of these securities and thus in the Master Fund's net asset value.

     As previously  stated,  the value of a lower-quality or comparable  unrated security  will  generally  decrease  in  a  rising  interest  rate  market,  and accordingly  so will the Master  Fund's  net asset  value.  If the  Master  Fund experiences  unexpected net  redemptions  in such a market,  it may be forced to liquidate  a  portion  of its  portfolio  securities  without  regard  to  their investment  merits. Due to the limited liquidity of lower-quality and comparable unrated securities (discussed below), the Master Fund may be forced to liquidate these securities at a substantial discount which would result in a lower rate of return to the Master Fund.

     Payment  Expectations.  Lower-quality  and  comparable  unrated  securities typically  contain  redemption,  call or prepayment  provisions which permit the issuer of such  securities  containing  such  provisions to, at its  discretion, redeem the  securities.  During periods of falling  interest  rates,  issuers of these  securities  are likely to redeem or prepay the  securities  and refinance them with debt  securities at a lower  interest rate. To the extent an issuer is able to refinance the securities,  or otherwise redeem them, the Master Fund may have to replace  the  securities  with a lower  yielding  security,  which would result in a lower return for that Master Fund.

     Liquidity and Valuation.  The Master Fund may have difficulty  disposing of certain  lower-quality and comparable  unrated securities because there may be a thin trading market for such securities.

Because not all dealers  maintain  markets in all  lower-quality  and comparable unrated securities, there may be no established retail secondary market for many of these  securities.  The Master Fund anticipates that such securities could be sold only to a limited  number of dealers  or  institutional  investors.  To the extent a secondary  trading market does exist,  it is generally not as liquid as the secondary market for higher-rated securities. The lack of a liquid secondary market may have an  adverse  impact on the market  price of the  security.  As a result,  the Master  Fund's  asset  value and  ability to dispose of  particular securities,  when  necessary  to meet the Master  Fund's  liquidity  needs or in response to a specific  economic  event,  may be impacted.  The lack of a liquid secondary market for certain  securities may also make it more difficult for the
Master Fund to obtain  accurate  market  quotations  for purposes of valuing the
Master Fund's  portfolio.  Market  quotations  are  generally  available on many lower-quality  and  comparable  unrated  issues  only from a  limited  number of dealers and may not  necessarily  represent  firm bids of such dealers or prices for actual sales.  During  periods of thin trading,  the spread  between bid and asked prices is likely to increase significantly. In addition, adverse publicity and investor  perceptions,  whether or not based on  fundamental  analysis,  may decrease  the values and  liquidity  of  lower-quality  and  comparable  unrated securities, especially in a thinly traded market.

     U.S.  Government  Securities.  U.S.  government  securities  are  issued or guaranteed  by  the  U.S.  government  or  its  agencies  or  instrumentalities.
Securities issued by the U.S. government include U.S. Treasury obligations, such as Treasury bills, notes, and bonds. Securities issued by government agencies or instrumentalities include obligations of the following:

     o the Federal Housing Administration,  Farmers Home Administration, and the
Government National Mortgage Association  ("GNMA"),  including GNMA pass-through certificates, whose securities are supported by the full faith and credit of the
United States; the Federal Home Loan Banks whose securities are supported by the right of the agency to borrow from the U.S. Treasury;

     o the Federal Farm Credit  Banks,  government-sponsored  institutions  that consolidate  the  financing  activities  of the Federal Land Banks,  the Federal
Intermediate Credit Banks and the Banks for Cooperatives; and

     o the Student Loan  Marketing  Association,  the Federal Home Loan Mortgage
Corporation  ("FHLMC") and the Federal National Mortgage  Association  ("FNMA"),
whose  securities  are supported only by the credit of such agencies and are not guaranteed by the U.S.  government.  However,  the Secretary of the Treasury has the authority to support FHLMC and FNMA by purchasing  limited  amounts of their respective obligations.

     Although the U.S.  government or its agencies provide  financial support to such  entities,  no assurance can be given that they will always do so. The U.S.
government  and its agencies and  instrumentalities  do not guarantee the market value of their  securities;  consequently,  the  value of such  securities  will fluctuate.

     The Federal Reserve creates STRIPS (Separate Trading of Registered Interest and Principal of Securities) by separating the coupon payments and the principal payment from an  outstanding  Treasury  security and selling them as  individual securities. STRIPS generally trade like zero coupon securities, which do not pay interest  periodically,  but accrue interest until  maturity.  To the extent the
Master Fund purchases the principal portion of the STRIPS,  the Master Fund will not receive regular interest payments.  Instead they are sold at a deep discount from their face value.  Because the principal portion of the STRIPs does not pay current  income,  its price can be  volatile  when  interest  rates  change.  In calculating its dividend, the Master Fund takes into account as income a portion of the difference  between the principal  portion of the STRIPs'  purchase price and its face value.

     Mortgage and Asset-Backed Securities.  Mortgage-backed securities represent direct  or  indirect  participation  in, or are  secured  by and  payable  from, mortgage  loans secured by real  property.  Mortgage-backed  securities  come in
different  forms.  The  simplest  form  of   mortgage-backed   securities  is  a
pass-through  certificate.  Such  securities may be issued or guaranteed by U.S.
government  agencies  or  instrumentalities  or by  private  issuers,  generally originators in mortgage loans, including savings and loan associations, mortgage bankers,  commercial  banks,  investment  bankers,  and special purpose entities
(collectively,  "private lenders").  The purchase of mortgage-backed  securities from private  lenders may entail  greater risk than  mortgage-backed  securities
that  are   issued  or   guaranteed   by  the  U.S.   government   agencies   or
instrumentalities.  Mortgage-backed  securities issued by private lenders may be supported by pools of mortgage loans or other  mortgage-backed  securities  that are  guaranteed,  directly or indirectly,  by the U.S.  government or one of its agencies or  instrumentalities,  or they may be issued without any  governmental
guarantee   of  the   underlying   mortgage   assets   but  with  some  form  of
non-governmental  credit  enhancement.  These  credit  enhancements  may include letters of credit, reserve funds, over-collateralization, or guarantees by third parties.

     Since privately-issued  mortgage-backed securities are not guaranteed by an entity having the credit status of GNMA or FHLMC, and are not directly issued or guaranteed by the U.S. government, such securities generally are structured with one or more types of credit  enhancements.  Such credit  enhancements  generally fall into two categories:  (i) liquidity protection; and (ii) protection against losses resulting from ultimate  default by an obligor on the underlying  assets.
Liquidity  protection  refers to the  provisions  of advances,  generally by the entity  administering  the pool of assets,  to ensure that the  pass-through  of payments  due on the  underlying  pool  occurs in a timely  fashion.  Protection against  losses  resulting  from  ultimate  default  enhances the  likelihood of ultimate  payment of the  obligations on at least a portion of the assets in the pool. Such protection may be provided through guarantees,  insurance policies or letters of credit obtained by the issuer or sponsor from third parties,  through various means of  structuring  the  transaction or through a combination of such approaches.

     The ratings of  mortgage-backed  securities  for which  third-party  credit enhancement  provides  liquidity  protection or protection  against  losses from default are  generally  dependent  upon the  continued  creditworthiness  of the provider  of the credit  enhancement.  The ratings of such  securities  could be subject to reduction in the event of  deterioration in the  creditworthiness  of the  credit  enhancement  provider  even in cases  where  the  delinquency  loss experience on the underlying  pool of assets is better than expected.  There can be no assurance that the private issuers or credit enhancers of  mortgage-backed securities can meet their obligations under the relevant policies or other forms of credit enhancement.

     Examples of credit support  arising out of the structure of the transaction include "senior-subordinated  securities" (multiple class securities with one or more classes subordinate to other classes as to the payment of principal thereof and interest thereon, with the result that defaults on the underlying assets are borne  first by the  holders of the  subordinated  class),  creation of "reserve funds"  (where  cash or  investments  sometimes  funded  from a  portion  of the payments on the underlying assets are held in reserve against future losses) and
"over-collateralization"  (where the  scheduled  payments  on, or the  principal amount of, the  underlying  assets exceed those  required to make payment of the securities  and pay any servicing or other fees).  The degree of credit  support provided  for each  issue is  generally  based on  historical  information  with respect  to the level of credit  risk  associated  with the  underlying  assets.
Delinquency  or loss in  excess of that  which is  anticipated  could  adversely affect the return on an investment in such security.

     Private  lenders or  government-related  entities may also create  mortgage loan pools  offering  pass-through  investments  where the mortgages  underlying these  securities may be alternative  mortgage  instruments,  that is,  mortgage instruments  whose  principal  or interest  payments  may vary or whose terms to maturity  may  be  shorter  than  was  previously  customary.  As new  types  of mortgage-related  securities are developed and offered to investors,  the Master
Fund, consistent with its investment objective and policies, may consider making investments in such new types of securities.

     The yield  characteristics of mortgage-backed  securities differ from those of  traditional  debt  obligations.  Among the  principal  differences  are that interest and  principal  payments are made more  frequently  on  mortgage-backed securities,  usually  monthly,  and that  principal  may be  prepaid at any time because the underlying  mortgage loans or other assets  generally may be prepaid at any time. As a result,  if the Master Fund  purchases  these  securities at a premium,  a prepayment  rate that is faster than  expected  will reduce yield to maturity,  while a  prepayment  rate that is lower than  expected  will have the opposite effect of increasing the yield to maturity.  Conversely,  if the Master
Fund purchases these securities at a discount,  a prepayment rate that is faster than expected will increase yield to maturity,  while a prepayment  rate that is slower than expected will reduce yield to maturity.  Accelerated  prepayments on securities  purchased by the Master Fund at a premium also impose a risk of loss of principal  because the premium may not have been fully  amortized at the time the principal is prepaid in full.

     Unlike   fixed   rate   mortgage-backed    securities,    adjustable   rate
mortgage-backed  securities  are  collateralized  by or  represent  interest  in mortgage loans with variable rates of interest. These variable rates of interest reset  periodically to align  themselves with market rates. The Master Fund will not benefit from  increases in interest  rates to the extent that interest rates rise to the  point  where  they  cause  the  current  coupon  of the  underlying adjustable  rate  mortgages to exceed any maximum  allowable  annual or lifetime reset  limits (or "cap  rates") for a particular  mortgage.  In this event,  the value of the adjustable rate mortgage-backed securities in the Master Fund would likely  decrease.  Also,  the Master  Fund's net asset  value  could vary to the extent that current  yields on adjustable  rate  mortgage-backed  securities are different from market yields during interim  periods  between coupon reset dates or if the timing of changes to the index upon which the rate for the  underlying mortgage  is based  lags  behind  changes  in market  rates.  During  periods of declining interest rates, income to the Master Fund derived from adjustable rate mortgage securities which remain in a mortgage pool will decrease in contrast to the income on fixed  rate  mortgage  securities,  which  will  remain  constant.
Adjustable rate mortgages also have less potential for  appreciation in value as interest rates decline than do fixed rate investments.

     There  are a  number  of  important  differences  among  the  agencies  and instrumentalities of the U.S. government that issue  mortgage-backed  securities and among the securities that they issue.  Mortgage-backed  securities issued by
GNMA  include GNMA  Mortgage  Pass-Through  Certificates  (also known as "Ginnie
Maes") which are  guaranteed as to the timely  payment of principal and interest by GNMA and such  guarantee is backed by the full faith and credit of the United
States.  GNMA certificates also are supported by the authority of GNMA to borrow
funds  from  the  U.S.   Treasury  to  make   payments   under  its   guarantee.
Mortgage-backed  securities  issued by FNMA  include  FNMA  Guaranteed  Mortgage
Pass-Through  Certificates  (also known as "Fannie  Maes")  which are solely the obligations  of the FNMA and are not backed by or entitled to the full faith and credit of the United States.  Fannie Maes are guaranteed as to timely payment of the principal  and interest by FNMA.  Mortgage-backed  securities  issued by the
Federal  Home  Loan  Mortgage  Corporation   ("FHLMC")  include  FHLMC  Mortgage
Participation Certificates (also known as "Freddie Macs" or "PCs"). The FHLMC is a corporate  instrumentality of the United States, created pursuant to an Act of
Congress,  which is  owned  entirely  by  Federal  Home  Loan  Banks  and do not constitute a debt or obligation of the United States or by any Federal Home Loan
Bank.  Freddie Macs entitle the holder to timely  payment of interest,  which is guaranteed by the FHLMC.  The FHLMC  guarantees  either  ultimate  collection or timely payment of all principal payments on the underlying  mortgage loans. When the FHLMC does not guarantee  timely  payment of principal,  FHLMC may remit the amount due on account of its  guarantee of ultimate  payment of principal at any time after  default on an  underlying  mortgage,  but in no event later than one year after it becomes payable.

     Asset-backed   securities  have  structural   characteristics   similar  to
mortgage-backed  securities.  However,  the underlying assets are not first-lien mortgage  loans or interests  therein;  rather the  underlying  assets are often consumer or commercial  debt contracts such as motor vehicle  installment  sales contracts,  other  installment  loan  contracts,  home equity  loans,  leases of various types of property and  receivables  from credit card and other revolving credit arrangements. However, almost any type of fixed income assets may be used to create an asset-backed  security,  including other fixed income securities or derivative instruments such as swaps. Payments or distributions of principal and interest on asset-backed  securities may be supported by non-governmental credit enhancements  similar  to those  utilized  in  connection  with  mortgage-backed securities. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets  underlying  such  securities,  how well the entity  issuing the security is insulated from the credit risk of the originator or any other  affiliated  entities,  and the  amount  and  quality of any credit enhancement of the securities.

     Collateralized  Mortgage Obligations  ("CMOs") and Multiclass  Pass-Through
Securities.  CMOs are a more  complex form of  mortgage-backed  security in that they are multi-class debt obligations which are collateralized by mortgage loans or pass-through  certificates.  As a result of changes  prompted by the 1986 Tax
Reform  Act,  most CMOs are  today  issued as Real  Estate  Mortgage  Investment
Conduits ("REMICs").  From the perspective of the investor,  REMICs and CMOs are virtually  indistinguishable.  However,  REMICs  differ from CMOs in that REMICs provide  certain tax  advantages  for the issuer of the  obligation.  Multiclass pass-through  securities  are  interests  in a trust  composed of whole loans or
private  pass-throughs   (collectively  hereinafter  referred  to  as  "Mortgage
Assets").  Unless the context indicates otherwise, all references herein to CMOs include REMICs and multi-class pass-through securities.

     Typically,  CMOs are  collateralized  by GNMA,  Fannie Mae or  Freddie  Mac
Certificates,  but also may be  collateralized  by Mortgage Assets.  Payments of principal  and  interest on the Mortgage  Assets,  and any  reinvestment  income thereon,  provide  the funds to pay debt  service on the CMOs or make  scheduled distributions on the multiclass pass-through  securities.  CMOs may be issued by agencies or instrumentalities of the U.S. government,  or by private originators of, or investors in, mortgage loans,  including  savings and loan  associations,
mortgage  banks,   commercial  banks,   investment  banks  and  special  purpose
subsidiaries of the foregoing.

     In order to form a CMO,  the  issuer  assembles  a package  of  traditional mortgage- backed pass-through securities,  or actual mortgage loans, and uses it as collateral for a multi-class security.  Each class of CMOs, often referred to as a "tranche," is issued at a specified fixed or floating coupon rate and has a stated  maturity  or  final  distribution  date.  Principal  prepayments  on the
Mortgage  Assets may cause the CMOs to be  retired  substantially  earlier  than their stated maturities or final distribution dates. Interest is paid or accrues on all classes of the CMOs on a monthly,  quarterly or  semi-annual  basis.  The principal  of and interest on the  Mortgage  Assets may be  allocated  among the several  classes of a series of a CMO in  innumerable  ways.  In one  structure, payments of  principal,  including any  principal  prepayments,  on the Mortgage
Assets  are  applied to the  classes  of a CMO in the order of their  respective stated maturities or final  distribution  dates, so that no payment of principal will be made on any  class of CMOs  until all other  classes  having an  earlier stated  maturity or final  distribution  date have been paid in full.  As market conditions  change,  and  particularly  during periods of rapid or unanticipated changes in market interest rates, the  attractiveness of the CMO classes and the ability of the structure to provide the anticipated  investment  characteristics may be  significantly  reduced.  Such  changes can result in  volatility  in the market value, and in some instances reduced liquidity, of the CMO class.

     The Master Fund may also invest in,  among  others,  parallel  pay CMOs and
Planned Amortization Class CMOs ("PAC Bonds").  Parallel pay CMOs are structured to provide  payments of  principal  on each payment date to more than one class.
These  simultaneous  payments are taken into account in  calculating  the stated
maturity date or final distribution date of each class, which, as with other CMO structures,  must be retired by its stated maturity date or a final distribution date but may be retired  earlier.  PAC Bonds are a type of CMO tranche or series designed to provide relatively  predictable payments of principal provided that, among other things, the actual prepayment  experience on the underlying mortgage loans falls within a predefined  range. If the actual  prepayment  experience on the underlying  mortgage loans is at a rate faster or slower than the predefined range or if deviations from other assumptions  occur,  principal payments on the
PAC Bond may be earlier or later than predicted. The magnitude of the predefined range varies from one PAC Bond to another;  a narrower range  increases the risk that  prepayments  on the PAC Bond will be greater or  smaller  than  predicted.
Because of these features,  PAC Bonds generally are less subject to the risks of prepayment than are other types of mortgage-backed securities.

     Stripped Mortgage  Securities.  Stripped mortgage securities are derivative multiclass  mortgage  securities.  Stripped mortgage securities may be issued by agencies or instrumentalities of the U.S. government,  or by private originators of, or investors in, mortgage loans,  including  savings and loan  associations,
mortgage  banks,   commercial  banks,   investment  banks  and  special  purpose
subsidiaries  of  the  foregoing.  Stripped  mortgage  securities  have  greater volatility than other types of mortgage  securities.  Although stripped mortgage securities are purchased and sold by  institutional  investors  through  several investment  banking  firms  acting as  brokers or  dealers,  the market for such securities  has not yet been fully  developed.  Accordingly,  stripped  mortgage securities are generally illiquid.

     Stripped  mortgage  securities are  structured  with two or more classes of securities  that receive  different  proportions  of the interest and  principal distributions on a pool of mortgage  assets. A common type of stripped  mortgage security  will have at least one class  receiving  only a small  portion  of the interest and a larger portion of the principal from the mortgage  assets,  while the other class will receive primarily  interest and only a small portion of the principal.  In the most extreme case, one class will receive all of the interest
("IO" or interest-only), while the other class will receive the entire principal
("PO" or  principal-only  class).  The yield to maturity  on IOs,  POs and other mortgage-backed  securities  that are  purchased  at a  substantial  premium  or discount  generally  are  extremely  sensitive not only to changes in prevailing
interest  rates  but  also  to  the  rate  of  principal   payments   (including
prepayments)  on the related  underlying  mortgage  assets,  and a rapid rate of principal  payments may have a material adverse effect on such securities' yield
to  maturity.   If  the  underlying  mortgage  assets  experience  greater  than anticipated  prepayments of principal,  the Master Fund may fail to fully recoup its initial  investment in these securities even if the securities have received the highest rating by an NRSRO.

     In addition to the stripped mortgage securities described above, the Master
Fund may invest in similar  securities  such as Super POs and  Levered IOs which are more volatile than POs, IOs and IOettes.  Risks  associated with instruments such as Super POs are similar in nature to those risks related to investments in
POs. IOettes  represent the right to receive interest  payments on an underlying pool of mortgages with similar risks as those  associated  with IOs. Unlike IOs, the owner also has the right to receive a very small  portion of the  principal.
Risks  connected  with  Levered  IOs and  IOettes are similar in nature to those associated  with  IOs.  The  Master  Fund  may  also  invest  in  other  similar instruments  developed  in the  future  that  are  deemed  consistent  with  its investment objective, policies and restrictions.

     The Master Fund may also purchase stripped  mortgage-backed  securities for hedging purposes to protect that Master Fund against interest rate fluctuations.
For example,  since an IO will tend to increase in value as interest rates rise, it may be  utilized to hedge  against a decrease in value of other  fixed-income securities  in a rising  interest  rate  environment.  Stripped  mortgage-backed securities may exhibit  greater price  volatility  than ordinary debt securities because of the manner in which their  principal  and  interest  are  returned to investors.  The  market  value of the class  consisting  entirely  of  principal payments can be extremely volatile in response to changes in interest rates. The yields on stripped  mortgage-backed  securities  that receive all or most of the
interest  are  generally   higher  than   prevailing   market  yields  on  other
mortgage-backed  obligations  because their cash flow patterns are also volatile and  there is a  greater  risk  that the  initial  investment  will not be fully recouped. The market for CMOs and other stripped mortgage-backed  securities may be less  liquid if these  securities  lose their value as a result of changes in interest  rates;  in that case,  the Master Fund may have  difficulty in selling such securities.

REPURCHASE AGREEMENTS

     In connection with the purchase of a repurchase agreement from member banks of the Federal  Reserve System or certain  non-bank  dealers by the Master Fund, the Master Fund's custodian,  or a subcustodian,  will have custody of, and will hold in a  segregated  account,  securities  acquired by the Master Fund under a repurchase agreement.  Repurchase agreements are contracts under which the buyer of a security  simultaneously commits to resell the security to the seller at an agreed-upon price and date. Repurchase agreements are considered by the staff of the  Securities  and Exchange  Commission  (the "SEC") to be loans by the Master
Fund.  Repurchase  agreements  may be entered into with respect to securities of the type in which the Master Fund may invest or government securities regardless of their remaining  maturities,  and will require that additional  securities be deposited with the Master Fund's  custodian or  subcustodian if the value of the securities  purchased  should  decrease  below their  resale  price.  Repurchase agreements  involve  certain  risks in the event of default or insolvency by the other party,  including  possible delays or restrictions  upon the Master Fund's ability to dispose of the underlying securities,  the risk of a possible decline in the value of the underlying  securities during the period in which the Master
Fund  seeks to  assert  its  rights  to them,  the  risk of  incurring  expenses associated with asserting those rights and the risk of losing all or part of the income from the  repurchase  agreement.  The Master Fund's  adviser  reviews the creditworthiness  of those banks and non-bank dealers with which the Master Fund enters into repurchase agreements to evaluate these risks.

FORWARD COMMITMENTS

     The Master Fund may enter into  commitments to purchase or sell  securities at a future date.  When the Master Fund agrees to purchase such  securities,  it assumes  the risk of any decline in value of the  security  from the date of the agreement.  When the Master  Fund  agrees to sell such  securities,  it does not participate in further gains or losses with respect to the securities  beginning on the date of the agreement.  If the other party to such a transaction fails to deliver or pay for the securities,  the Master Fund could miss a favorable price or yield opportunity, or could experience a loss.

     The  Master  Fund  will  not use  these  transactions  for the  purpose  of leveraging and will segregate  liquid assets that will be marked to market daily in an amount sufficient to meet their payment obligations in these transactions.
Although these transactions will not be entered into for leveraging purposes, to the extent the Master Fund's  aggregate  commitments  in  connection  with these transactions  exceed its segregated assets, the Master Fund temporarily could be in a  leveraged  position  (because it may have an amount  greater  than its net assets  subject to market  risk).  Should  market  values of the  Master  Fund's portfolio  securities decline while the Master Fund is in a leveraged  position, greater depreciation of its net assets would likely occur than if it were not in such a  position.  The  Master  Fund  will  not  borrow  money to  settle  these transactions  and,  therefore,  will  liquidate  other  portfolio  securities in advance of  settlement  if necessary to generate  additional  cash to meet their obligations.

PRIVATE COMPANIES

     The Master  Fund may invest in  companies  that have not  publicly  offered their securities.  Investing in private companies can involve greater risks than those associated with investing in publicly traded companies.  For example,  the securities  of a  private  company  may be  subject  to  the  risk  that  market conditions,  developments within the company, investor perception, or regulatory decisions  may  delay or  prevent  the  company  from  ultimately  offering  its
securities  to  the  public.   Furthermore,   these  investments  are  generally
considered  to be  illiquid  until a  company's  public  offering  and are often subject to additional contractual  restrictions on resale that would prevent the
Master Fund from selling the company's shares for a period of time following the public offering.

     Investments  in private  companies  can offer the Master  Fund  significant growth  opportunities at attractive  prices.  However these investments can pose greater risk, and, consequently, there is no guarantee that positive results can be achieved in the future.

SMALL COMPANY AND EMERGING GROWTH STOCKS

     Investing in  securities  of  small-sized,  including  micro-capitalization companies  and  emerging  growth  companies,  may  involve  greater  risks  than investing  in the  stocks  of  larger,  more  established  companies,  including
possible  risk  of  loss.  Also  because  these   securities  may  have  limited
marketability, their prices may be more volatile than securities of larger, more established companies or the market averages in general. Because small-sized and emerging growth  companies  normally have fewer shares  outstanding  than larger companies,  it  may be  more  difficult  for  the  Master  Fund  to buy or  sell significant  numbers of such shares without an unfavorable  impact on prevailing prices.  Small-sized  and emerging  growth  companies  may have limited  product lines,  markets  or  financial  resources  and may  lack  management  depth.  In addition,  small-sized  and emerging growth  companies are typically  subject to wider  variations  in earnings  and  business  prospects  than are larger,  more established  companies.  There is typically less publicly available  information concerning  small-sized  and emerging  growth  companies  than for larger,  more established ones.

FOREIGN SECURITIES

     Investing in foreign  securities  (including  through the use of depositary receipts)  involves  certain  special  considerations  which  are not  typically associated with investing in securities in the United States.  Since investments in foreign companies will frequently  involve  currencies of foreign  countries, and since the Master Fund may hold  securities and funds in foreign  currencies, the Master Fund may be affected  favorably or unfavorably by changes in currency rates and in  exchange  control  regulations,  if any,  and may  incur  costs in connection  with  conversions  between  various  currencies.  Most foreign stock markets, while growing in volume of trading activity,  have less volume than the
New York Stock  Exchange,  and  securities  of some foreign  companies  are less liquid and more volatile  than  securities  of  comparable  domestic  companies.
Similarly,  volume and  liquidity  in most foreign bond markets are less than in the United States and, at times,  volatility of price can be greater than in the
United States.  Fixed commissions on foreign securities  exchanges are generally higher than  negotiated  commissions  on United States  exchanges,  although the
Master Fund endeavors to achieve the most favorable net results on its portfolio transactions.  There is generally less government  supervision and regulation of securities exchanges,  brokers and listed companies in foreign countries than in the United States. In addition, with respect to certain foreign countries, there
is  the  possibility  of  exchange   control   restrictions,   expropriation  or
confiscatory  taxation,  and political,  economic or social  instability,  which could affect investments in those countries.  Foreign securities,  such as those purchased by the Master Fund, may be subject to foreign government taxes, higher custodian fees, higher brokerage costs and dividend  collection fees which could reduce the yield on such securities.

     Foreign economies may differ favorably or unfavorably from the U.S. economy in  various  respects,  including  growth of gross  domestic  product,  rates of
inflation,    currency    depreciation,    capital    reinvestment,     resource
self-sufficiency, and balance of payments positions. Many foreign securities are less liquid and their prices more volatile than comparable U.S. securities. From time to time,  foreign  securities may be difficult to liquidate rapidly without adverse price effects.

     Investment  in  Companies  in  Developing  or  Emerging  Market  Countries.
Investments may be made from time to time in companies in developing or emerging market  countries  as well  as in  developed  countries.  Although  there  is no universally accepted definition, a developing country is generally considered to be a country which is in the initial stages of  industrialization.  Shareholders should be aware  that  investing  in the  equity  and fixed  income  markets  of developing countries involves exposure to unstable governments,  economies based on only a few industries,  and securities  markets which trade a small number of securities.  Securities markets of developing countries tend to be more volatile than the markets of developed countries;  however, such markets have in the past provided the opportunity for higher rates of return to investors.

     The value and  liquidity of  investments  in  developing  countries  may be affected favorably or unfavorably by political,  economic, fiscal, regulatory or other  developments  in the  particular  countries or neighboring  regions.  The extent  of  economic  development,  political  stability  and  market  depth  of different  countries  varies  widely.  Certain  countries  in the  Asia  region, including Cambodia, China, Laos, Indonesia, Malaysia, the Philippines, Thailand,
and Vietnam  are either  comparatively  underdeveloped  or are in the process of becoming  developed.  Such investments  typically  involve greater potential for gain or loss than investments in securities of issuers in developed countries.

     The securities markets in developing  countries are substantially  smaller, less liquid and more  volatile than the major  securities  markets in the United
States. A high proportion of the shares of many issuers may be held by a limited number of  persons  and  financial  institutions,  which may limit the number of shares  available  for  investment  by the Master  Fund.  Similarly,  volume and liquidity  in the bond  markets  in  developing  countries  are less than in the
United States and, at times,  price volatility can be greater than in the United
States. A limited number of issuers in developing  countries' securities markets may represent a disproportionately large percentage of market capitalization and trading  volume.  The limited  liquidity  of  securities  markets in  developing countries  may also  affect the Master  Fund's  ability to acquire or dispose of securities at the price and time it wishes to do so. Accordingly, during periods of rising securities prices in the more illiquid securities markets,  the Master
Fund's  ability to participate  fully in such price  increases may be limited by its investment  policy of investing not more than 15% of its total net assets in illiquid  securities.  Conversely,  the Master Fund's inability to dispose fully and promptly of positions in declining  markets will cause the Master Fund's net asset value to decline as the value of the unsold  positions  is marked to lower prices. In addition,  securities markets in developing countries are susceptible to being influenced by large investors trading significant blocks of securities.

     Political and economic  structures in many such countries may be undergoing significant  evolution and rapid  development,  and such  countries may lack the social,  political and economic  stability  characteristic of the United States.
Certain of such countries have in the past failed to recognize  private property rights  and have at times  nationalized  or  expropriated  the assets of private companies.  As a  result,  the risks  described  above,  including  the risks of nationalization  or  expropriation  of assets,  may be heightened.  In addition, unanticipated  political  or social  developments  may  affect  the value of the
Master Fund's investments in those countries and the availability to the Fund of additional investments in those countries.

     Economies of developing  countries may differ favorably or unfavorably from the United States'  economy in such respects as rate of growth of gross national product, rate of inflation, capital reinvestment,  resource self-sufficiency and balance of payments  position.  As  export-driven  economies,  the  economies of countries in the Asia Region are affected by  developments  in the  economies of their  principal  trading  partners.  Certain  countries  have  limited  natural resources,  resulting in dependence on foreign sources for certain raw materials and economic vulnerability to global fluctuations of price and supply.

     Certain  developing  countries do not have  comprehensive  systems of laws, although substantial changes have occurred in many such countries in this regard in recent years.  Laws regarding  fiduciary duties of officers and directors and the protection of shareholders  may not be well  developed.  Even where adequate law exists in such  developing  countries,  it may be impossible to obtain swift and equitable  enforcement of such law, or to obtain enforcement of the judgment by a court of another jurisdiction.

     Trading in futures contracts on foreign commodity  exchanges may be subject to the same or similar risks as trading in foreign securities.

     Depositary  Receipts.  The Master Fund may invest in foreign  securities by purchasing depositary receipts, including American Depositary Receipts ("ADRs"),
European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs") or
other  securities  convertible  into  securities  of  issuers  based in  foreign countries.  These  securities  may not  necessarily  be  denominated in the same currency as the securities which they represent.  Generally, ADRs, in registered form,  are  denominated  in U.S.  dollars and are  designed  for use in the U.S.
securities  markets,  GDRs,  in bearer  form,  are issued and  designed  for use outside the United States and EDRs (also referred to as  Continental  Depositary
Receipts  ("CDRs")),  in bearer form, may be denominated in other currencies and are designed for use in European securities markets. ADRs are receipts typically issued by a U.S. bank or trust company  evidencing  ownership of the  underlying securities.  EDRs are European receipts evidencing a similar  arrangement.  GDRs are receipts  typically  issued by non-United  States banks and trust  companies that evidence ownership of either foreign or domestic  securities.  For purposes of the Master Fund's investment policies, ADRs, GDRs and EDRs are deemed to have the same  classification as the underlying  securities they represent.  Thus, an
ADR, GDR or EDR representing ownership of common stock will be treated as common stock.

     The Master Fund may invest in depositary  receipts  through  "sponsored" or
"unsponsored" facilities. While depositary receipts issued under these two types of facilities are in some respects similar,  there are distinctions between them relating to the rights and  obligations  of depositary  receipt  holders and the practices of market participants.

     A depositary may establish an unsponsored facility without participation by
(or  even   necessarily  the  acquiescence  of)  the  issuer  of  the  deposited securities, although typically the depositary requests a letter of non-objection from  such  issuer  prior  to the  establishment  of the  facility.  Holders  of unsponsored ADRs generally bear all the costs of such facilities. The depositary
usually   charges  fees  upon  the  deposit  and  withdrawal  of  the  deposited securities,  the conversion of dividends into U.S.  dollars,  the disposition of non-cash distributions, and the performance of other services. The depositary of an unsponsored facility frequently is under no obligation to pass through voting rights to ADR holders in respect of the deposited  securities.  In addition,  an unsponsored  facility is generally not  obligated to  distribute  communications received  from the issuer of the deposited  securities  or to disclose  material information  about  such  issuer  in  the  U.S.  and  thus  there  may  not be a correlation  between such  information  and the market  value of the  depositary receipts. Unsponsored ADRs tend to be less liquid than sponsored ADRs.

     Sponsored  ADR  facilities  are  created in  generally  the same  manner as unsponsored  facilities,  except  that the  issuer of the  deposited  securities enters into a deposit agreement with the depositary.  The deposit agreement sets out the rights and  responsibilities of the issuer, the depositary,  and the ADR holders.  With  sponsored  facilities,  the issuer of the  deposited  securities generally will bear some of the costs relating to the facility (such as dividend payment fees of the  depositary),  although ADR holders continue to bear certain other  costs  (such as deposit  and  withdrawal  fees).  Under the terms of most sponsored arrangements,  depositories agree to distribute notices of shareholder meetings and voting instructions,  and to provide shareholder communications and other  information  to the ADR  holders  at the  request  of the  issuer  of the deposited securities.

     Foreign  Sovereign  Debt.  The  Master  Fund may invest in  sovereign  debt obligations  issued by foreign  governments.  To the extent that the Master Fund
invests  in  obligations  issued  by  developing  or  emerging  markets,   these
investments  involve  additional  risks.  Sovereign  obligors in developing  and emerging  market  countries are among the world's  largest debtors to commercial banks,  other  governments,  international  financial  organizations  and  other financial institutions.  These obligors have in the past experienced substantial difficulties in servicing their external debt obligations, which led to defaults
on  certain   obligations  and  the   restructuring  of  certain   indebtedness.
Restructuring  arrangements  have  included,  among other  things,  reducing and rescheduling  interest  and  principal  payments by  negotiating  new or amended credit  agreements or converting  outstanding  principal and unpaid  interest to
Brady Bonds, and obtaining new credit for finance interest payments.  Holders of certain foreign sovereign debt securities may be requested to participate in the restructuring  of such obligations and to extend further loans to their issuers.
There can be no assurance that the foreign  sovereign  debt  securities in which the  Master  Fund  may  invest  will not be  subject  to  similar  restructuring arrangements or to requests for new credit which may adversely affect the Master
Fund's holdings.  Furthermore,  certain participants in the secondary market for
such  debt  may  be  directly   involved  in  negotiating  the  terms  of  these
arrangements and may therefore have access to information not available to other market participants.

CURRENCY TRANSACTIONS

     Other than purchasing and selling currencies and foreign exchange contracts which will be used to facilitate  settlement of trades, the Master Fund does not currently  intend to engage in the purchase and sale of currencies to facilitate securities  transactions  and enter into forward  currency  contracts to protect against changes in currency  exchange rates. A forward  currency  contract is an obligation to purchase or sell a specific  currency at a future date,  which may be any fixed  number of days from the date of the  contract  agreed  upon by the parties, at a price set at the time of the contract.  Forward currency contracts entered  into by the  Master  Funds will  involve  the  purchase  or sale of one
currency  against  the  U.S.  dollar.   While  entering  into  forward  currency
transactions  could  minimize  the risk of loss due to a decline in the value of the hedged  currency,  it could also limit any potential gain which might result from an  increase  in the  value of the  currency.  The  Master  Funds  will not generally  attempt to protect  against all potential  changes in exchange rates.
The Master  Funds will  segregate  liquid  assets which will be marked to market daily to meet their forward  contract  commitments to the extent required by the
SEC.

REAL ESTATE SECURITIES

     Although  the Master  Fund will not  invest in real  estate  directly,  the
Master Fund may invest in securities of real estate  investment trusts ("REITs")
and other real estate  industry  companies or companies  with  substantial  real estate  investments and, as a result,  the Master Fund may be subject to certain risks  associated with direct  ownership of real estate and with the real estate industry in general. These risks include, among others: possible declines in the value of real estate;  possible lack of availability of mortgage funds; extended vacancies of properties; risks related to general and local economic conditions;
overbuilding;  increases in competition,  property taxes and operating expenses;
changes in zoning laws;  costs  resulting from the clean-up of, and liability to third parties for damages resulting from,  environmental  problems;  casualty or condemnation losses; uninsured damages from floods, earthquakes or other natural disasters;  limitations  on and  variations  in rents;  and  changes in interest rates.

     REITs are pooled  investment  vehicles  which  invest  primarily  in income producing  real  estate or real estate  related  loans or  interests.  REITs are generally  classified as equity REITs,  mortgage  REITs or hybrid REITs.  Equity
REITs invest the majority of their assets  directly in real  property and derive income  primarily  from the  collection of rents.  Equity REITs can also realize capital gains by selling  properties  that have  appreciated in value.  Mortgage
REITs invest the majority of their  assets in real estate  mortgages  and derive income  from the  collection  of interest  payments.  Hybrid  REITs  combine the investment strategies of Equity REITs and Mortgage REITs. REITs are not taxed on
income   distributed   to   shareholders   provided  they  comply  with  several
requirements of the Internal Revenue Code, as amended (the "Code").

CONVERTIBLE SECURITIES

     Convertible securities are bonds,  debentures,  notes, preferred stocks, or other  securities that may be converted into or exchanged for a specified amount of common stock of the same or a different issuer within a particular  period of time at a  specified  price or  formula.  Convertible  securities  have  general characteristics  similar to both debt  obligations  and equity  securities.  The value  of a  convertible  security  is a  function  of  its  "investment  value"
(determined  by its yield in comparison  with the yields of other  securities of comparable maturity and quality that do not have a conversion privilege) and its
"conversion value" (the security's worth, at market value, if converted into the underlying  common  stock).  The investment  value of a convertible  security is influenced by changes in interest  rates,  the credit standing of the issuer and other factors.  The market value of convertible  securities  tends to decline as interest  rates  increase and,  conversely,  tends to increase as interest rates decline.  The  conversion  value of a convertible  security is determined by the market price of the  underlying  common stock.  The market value of  convertible securities tends to vary with fluctuations in the market value of the underlying common stock and therefore  will react to  variations in the general  market for equity  securities.  If the  conversion  value is low relative to the investment value,  the price of the  convertible  security is governed  principally  by its investment value.  Generally,  the conversion value decreases as the convertible security approaches  maturity.  To the extent the market price of the underlying common  stock  approaches  or exceeds  the  conversion  price,  the price of the convertible security will be increasingly  influenced by its conversion value. A convertible  security generally will sell at a premium over its conversion value by the  extent  to which  investors  place  value on the  right to  acquire  the underlying  common  stock  while  holding  a fixed  income  security.  While  no securities  investments are without risk,  investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

     A convertible  security  entitles the holder to receive  interest  normally paid or  accrued  on debt or the  dividend  paid on  preferred  stock  until the
convertible   security  matures  or  is  redeemed,   converted,   or  exchanged.
Convertible  securities  have  unique  investment  characteristics  in that they generally  (i) have  higher  yields than common  stocks,  but lower  yields than comparable non-convertible  securities,  (ii) are less subject to fluctuation in value than the  underlying  stock since they have fixed income  characteristics, and (iii) provide the potential for capital  appreciation if the market price of the underlying common stock increases. Most convertible securities currently are
issued  by  U.S.  companies,   although  a  substantial  Eurodollar  convertible
securities  market has  developed,  and the markets for  convertible  securities denominated in local currencies are increasing.

     A  convertible  security may be subject to  redemption at the option of the
issuer  at  a  price  established  in  the  convertible   security's   governing
instrument.  If a  convertible  security  held by the Master  Fund is called for redemption,  the Master Fund will be required to permit the issuer to redeem the security,  convert it into the  underlying  common stock,  or sell it to a third party.

     Convertible  securities  generally  are  subordinated  to other similar but non-convertible  securities of the same issuer,  although  convertible bonds, as corporate debt obligations, generally enjoy seniority in right of payment to all equity securities,  and convertible preferred stock is senior to common stock of the same issuer.  Because of the  subordination  feature,  however,  convertible securities typically are rated below investment grade or are not rated.

     The  Master  Fund may invest in  convertible  preferred  stocks  that offer enhanced yield features,  such as Preferred Equity Redemption  Cumulative Stocks
("PERCS"),  which  provide  an  investor,  such as the  Master  Fund,  with  the opportunity  to earn higher  dividend  income than is  available  on a company's common stock.  PERCS are  preferred  stocks that  generally  feature a mandatory conversion  date,  as well as a capital  appreciation  limit,  which is  usually expressed  in terms of a stated  price.  Most PERCS  expire three years from the date of issue,  at which  time they are  convertible  into  common  stock of the issuer.  PERCS are  generally  not  convertible  into cash at maturity.  Under a typical  arrangement,  after  three years  PERCS  convert  into one share of the issuer's  common stock if the issuer's  common stock is trading at a price below that set by the capital appreciation limit, and into less than one full share if the  issuer's  common  stock is trading at a price above that set by the capital appreciation  limit.  The  amount of that  fractional  share of common  stock is determined  by dividing the price set by the capital  appreciation  limit by the market price of the issuer's common stock. PERCS can be called at any time prior to maturity, and hence do not provide call protection. If called early, however, the issuer must pay a call premium over the market price to the  investor.  This call premium declines at a preset rate daily, up to the maturity date.

     The Master  Fund may also invest in other  classes of enhanced  convertible securities. These include but are not limited to ACES (Automatically Convertible
Equity  Securities),   PEPS  (Participating   Equity  Preferred  Stock),  PRIDES
(Preferred  Redeemable  Increased  Dividend  Equity  Securities),  SAILS  (Stock
Appreciation  Income Linked  Securities),  TECONS (Term Convertible Notes), QICS
(Quarterly  Income   Cumulative   Securities),   and  DECS  (Dividend   Enhanced
Convertible  Securities).  ACES, PEPS, PRIDES, SAILS, TECONS, QICS, and DECS all
have the following features: they are issued by the company, the common stock of which  will  be  received  in the  event  the  convertible  preferred  stock  is converted; unlike PERCS they do not have a capital appreciation limit; they seek to provide the investor  with high current  income with some  prospect of future capital  appreciation;  they  are  typically  issued  with  three  or  four-year maturities;  they typically have some built-in call protection for the first two to three  years;  and,  upon  maturity,  they will convert into either cash or a specified number of shares of common stock.

     Similarly, there may be enhanced convertible debt obligations issued by the operating  company,  whose  common  stock is to be  acquired  in the  event  the security is converted,  or by a different  issuer,  such as an investment  bank.
These  securities  may be  identified  by  names  such  as ELKS  (Equity  Linked
Securities)  or  similar  names.  Typically  they  share  most  of  the  salient characteristics of an enhanced convertible preferred stock but will be ranked as senior or subordinated debt in the issuer's corporate structure according to the terms  of the debt  indenture.  There  may be  additional  types of  convertible securities not  specifically  referred to herein,  which may be similar to those described  above in which the Master Fund may invest,  consistent with its goals and policies.

     An investment in an enhanced convertible security or any other security may involve additional risks to the Master Fund. The Master Fund may have difficulty disposing of such  securities  because there may be a thin trading  market for a particular  security at any given time.  Reduced  liquidity  may have an adverse impact on market price and the Master  Fund's  ability to dispose of  particular securities,  when  necessary,  to meet the Master Fund's  liquidity  needs or in response to a specific  economic event,  such as the deterioration in the credit worthiness of an issuer.  Reduced  liquidity in the secondary market for certain securities  may also make it more difficult for the Master Fund to obtain market quotations  based on actual  trades for  purposes of valuing  the Master  Fund's portfolio.  The Master  Fund,  however,  intends to acquire  liquid  securities, though there can be no assurances that it will always be able to do so.

     The Master Fund may also invest in zero coupon convertible securities. Zero coupon convertible securities are debt securities which are issued at a discount to their face amount and do not entitle the holder to any  periodic  payments of interest prior to maturity.  Rather,  interest earned on zero coupon convertible securities accretes at a stated yield until the security reaches its face amount at maturity.  Zero coupon convertible securities are convertible into a specific number of  shares  of the  issuer's  common  stock.  In  addition,  zero  coupon convertible  securities  usually have put features  that provide the holder with the  opportunity  to sell the  securities  back to the issuer at a stated  price before maturity. Generally, the prices of zero coupon convertible securities may be more  sensitive  to  market  interest  rate  fluctuations  than  conventional convertible securities.

WARRANTS

     Warrants  are  securities   giving  the  holder  the  right,  but  not  the
obligation,  to buy the stock of an issuer at a given  price  (generally  higher than the  value of the  stock at the time of  issuance),  on a  specified  date, during a specified period, or perpetually.  Warrants may be acquired  separately or in connection  with the acquisition of securities.  Warrants  acquired by the
Master  Fund in  units  or  attached  to  securities  are not  subject  to these restrictions.  Warrants do not carry with them the right to  dividends or voting rights  with  respect  to the  securities  that  they  entitle  their  holder to purchase, and they do not represent any rights in the assets of the issuer. As a result,  warrants may be considered more speculative than certain other types of investments.  In addition,  the value of a warrant does not  necessarily  change with the value of the underlying securities,  and a warrant ceases to have value if it is not exercised prior to its expiration date.

PREFERRED STOCK

     Preferred  stocks,  like  debt  obligations,   are  generally  fixed-income
securities.  Shareholders of preferred stocks normally have the right to receive dividends  at a fixed  rate  when  and as  declared  by the  issuer's  board  of directors, but do not participate in other amounts available for distribution by the issuing corporation. Dividends on the preferred stock may be cumulative, and all  cumulative  dividends  usually  must be paid  prior to common  shareholders receiving any dividends.  Because  preferred stock dividends must be paid before common stock dividends,  preferred stocks generally entail less risk than common
stocks.  Upon  liquidation,   preferred  stocks  are  entitled  to  a  specified
liquidation preference,  which is generally the same as the par or stated value, and are  senior in right of  payment  to common  stock.  Preferred  stocks  are, however,  equity  securities in the sense that they do not represent a liability of the issuer and,  therefore,  do not offer as great a degree of  protection of capital or assurance  of  continued  income as  investments  in  corporate  debt securities.  Preferred stocks are generally  subordinated in right of payment to all debt  obligations  and creditors of the issuer,  and  convertible  preferred stocks may be subordinated to other preferred stock of the same issuer.

RESTRICTED, NON-PUBLICLY TRADED AND ILLIQUID SECURITIES

     The Master  Fund may not  invest  more than 15% of its net  assets,  in the aggregate, in illiquid securities,  including repurchase agreements which have a maturity of longer than seven days,  time  deposits  maturing in more than seven days and  securities  that are  illiquid  because  of the  absence  of a readily available market or legal or contractual restrictions on resale or other factors limiting the  marketability of the security.  Repurchase  agreements  subject to demand are deemed to have a maturity equal to the notice period.

     Historically,  illiquid  securities  have  included  securities  subject to contractual  or  legal  restrictions  on  resale  because  they  have  not  been registered under the Securities Act of 1933, as amended (the "Securities  Act"), securities which are otherwise not readily marketable and repurchase  agreements having a maturity  of longer  than seven  days.  Securities  which have not been registered  under the  Securities  Act are referred to as private  placements or restricted  securities  and are  purchased  directly  from the  issuer or in the secondary market. Unless subsequently  registered for sale, these securities can only be sold in privately  negotiated  transactions  or pursuant to an exemption from  registration.  Investment  companies do not  typically  hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and  uncertainty  in valuation.  Limitations  on resale may have an adverse  effect on the  marketability  of portfolio  securities,  and an investment  company might be unable to dispose of  restricted or other  illiquid securities  promptly  or at  reasonable  prices  and  might  thereby  experience difficulty satisfying redemptions within seven days. An investment company might also have to register  such  restricted  securities  in order to dispose of them resulting in  additional  expense and delay.  Adverse  market  conditions  could impede such a public offering of securities.

     In recent years,  however, a large  institutional  market has developed for certain  securities  that are not registered  under the Securities Act including
repurchase   agreements,   commercial  paper,   foreign  securities,   municipal
securities and corporate bonds and notes.  Institutional  investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment.  The fact that there are  contractual or legal  restrictions on resale to the general public or to  certain  institutions  may  not be  indicative  of  the  liquidity  of  such investments.

     The SEC has  adopted  Rule 144A which  allows  for a broader  institutional trading market for securities  otherwise subject to restriction on resale to the general  public.  Rule 144A  establishes a "safe  harbor" from the  registration requirements  of the  Securities  Act  for  resales  of  certain  securities  to qualified institutional buyers.

     Any such  restricted  securities  will be  considered  to be  illiquid  for purposes of the Master Fund's limitations on investments in illiquid  securities unless,  pursuant to  procedures  adopted by the Master Fund's board of trustees of, the Master  Fund's  adviser  has  determined  such  securities  to be liquid because such  securities  are eligible for resale  pursuant to Rule 144A and are readily saleable.  To the extent that qualified  institutional buyers may become uninterested  in  purchasing  Rule 144A  securities,  the Master Fund's level of illiquidity may increase.

     The  Master  Fund  may  sell  over-the-counter   ("OTC")  options  and,  in
connection therewith,  segregate assets or cover its obligations with respect to
OTC options written by the Master Fund. The assets used as cover for OTC options written by the Master Fund will be  considered  illiquid  unless the OTC options are sold to qualified  dealers who agree that the Master Fund may repurchase any
OTC option it writes at a maximum  price to be calculated by a formula set forth in the option  agreement.  The cover for an OTC option  written  subject to this procedure  would be  considered  illiquid  only to the extent  that the  maximum repurchase price under the formula exceeds the intrinsic value of the option.

     The adviser will  monitor the  liquidity of  restricted  securities  in the
Master  Fund.  In  reaching  liquidity  decisions,  the  following  factors  are considered:  (A) the unregistered  nature of the security;  (B) the frequency of trades  and  quotes  for the  security;  (C) the  number of  dealers  wishing to purchase or sell the security and the number of other potential purchasers;  (D)
dealer  undertakings  to make a market in the security and (E) the nature of the security  and the nature of the  marketplace  trades  (e.g.,  the time needed to dispose of the security,  the method of  soliciting  offers and the mechanics of the transfer).

     Private Placement  Commercial  Paper.  Commercial paper eligible for resale under  Section  4(2)  of  the  Securities  Act is  offered  only  to  accredited investors.  Rule 506 of  Regulation  D in the  Securities  Act lists  investment companies as accredited investors.

     Section  4(2)  paper not  eligible  for  resale  under  Rule 144A under the
Securities  Act shall be  deemed  liquid if (1) the  Section  4(2)  paper is not traded flat or in default as to  principal  and  interest;  (2) the Section 4(2)
paper is rated  in one of the two  highest  rating  categories  by at least  two
NRSROs,  or if only  NRSRO  rates  the  security,  it is rated in one of the two highest  categories by that NRSRO;  and (3) the adviser  believes that, based on the trading  markets for such security,  such security can be disposed of within seven days in the  ordinary  course of business at  approximately  the amount at which the Master Fund has valued the security.

FLOATING AND VARIABLE RATE INSTRUMENTS

     Floating or variable rate  obligations  bear interest at rates that are not fixed, but vary with changes in specified  market rates or indices,  such as the prime rate,  or at  specified  intervals.  The  interest  rate on  floating-rate securities  varies with  changes in the  underlying  index (such as the Treasury bill rate),  while the interest rate on variable or adjustable  rate  securities changes at preset times based upon an underlying index.  Certain of the floating or variable rate  obligations that may be purchased by the Master Fund may carry a demand  feature that would permit the holder to tender them back to the issuer of the instrument or to a third party at par value prior to maturity.

     Some of the demand  instruments  purchased  by the  Master  Fund may not be traded in a secondary  market and derive their liquidity solely from the ability of the  holder to demand  repayment  from the  issuer or third  party  providing credit support.  If a demand instrument is not traded in a secondary market, the
Master Fund will  nonetheless  treat the instrument as "readily  marketable" for the purposes of its  investment  restriction  limiting  investments  in illiquid securities unless the demand feature has a notice period of more than seven days in which case the instrument will be characterized  as "not readily  marketable"
and therefore illiquid.

     Such  obligations  include  variable rate master  demand  notes,  which are unsecured instruments issued pursuant to an agreement between the issuer and the holder  that  permit the  indebtedness  thereunder  to vary and to  provide  for periodic  adjustments  in the  interest  rate.  The  Master  Fund will limit its purchases of floating and variable rate obligations to those of the same quality as it is otherwise  allowed to purchase.  The adviser will monitor on an ongoing basis the  ability  of an issuer of a demand  instrument  to pay  principal  and interest on demand.

     The Master  Fund's  right to obtain  payment at par on a demand  instrument could be affected by events occurring between the date the Master Fund elects to demand  payment  and the date  payment is due that may affect the ability of the issuer of the instrument or third party providing credit support to make payment when due, except when such demand  instruments  permit same day  settlement.  To facilitate  settlement,  these same day demand  instruments  may be held in book entry  form at a bank  other  than the  Master  Fund's  custodian  subject  to a subcustodian  agreement  approved by the Master Fund  between  that bank and the
Master Fund's custodian.

BANK OBLIGATIONS

     Bank  obligations  that  may  be  purchased  by  the  Master  Fund  include certificates  of  deposit,  banker's  acceptances  and fixed  time  deposits.  A certificate  of  deposit  is a  short-term  negotiable  certificate  issued by a
commercial   bank   against   funds   deposited   in  the  bank  and  is  either
interest-bearing  or purchased on a discount  basis. A bankers'  acceptance is a short-term draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction. The borrower is liable for payment as is the bank,  which  unconditionally  guarantees to pay the draft at its face amount on the maturity date.  Fixed time deposits are obligations of branches of
U.S. banks or foreign banks which are payable at a stated maturity date and bear a fixed rate of  interest.  Although  fixed time  deposits do not have a market, there are no  contractual  restrictions  on the right to  transfer a  beneficial interest in the deposit to a third party.

     Bank  obligations  may be general  obligations of the parent bank or may be limited to the issuing  branch by the terms of the  specific  obligations  or by government  regulation.  Bank  obligations  may  be  issued  by  domestic  banks
(including  their  branches  located  outside the United  States),  domestic and foreign branches of foreign banks and savings and loan associations.

ZERO COUPON SECURITIES,  STEP-COUPON SECURITIES, PAY-IN-KIND BONDS ("PIK BONDS")
AND DEFERRED PAYMENT SECURITIES

     Zero coupon  securities are debt securities that pay no cash income but are sold  at  substantial  discounts  from  their  value  at  maturity.  Step-coupon securities are debt securities  that do not make regular cash interest  payments and are sold at a deep discount to their face value. When a zero coupon security is held to maturity,  its entire return,  which consists of the  amortization of discount,  comes from the difference between its purchase price and its maturity value.  This  difference  is known at the time of  purchase,  so that  investors holding  zero  coupon  securities  until  maturity  know at the  time  of  their investment  what the expected  return on their  investment will be. Certain zero coupon  securities  also are sold at  substantial  discounts from their maturity value and  provide  for the  commencement  of  regular  interest  payments  at a deferred date. Zero coupon  securities may have conversion  features.  PIK bonds pay all or a portion of their interest in the form of debt or equity securities.
Deferred  payment  securities are securities that remain zero coupon  securities until a  predetermined  date,  at which  time the  stated  coupon  rate  becomes effective and interest  becomes payable at regular  intervals.  Deferred payment securities are often sold at substantial discounts from their maturity value.

     Zero coupon  securities,  PIK bonds and deferred payment securities tend to be subject to greater  price  fluctuations  in  response  to changes in interest rates than are ordinary interest-paying debt securities with similar maturities.
The value of zero coupon securities appreciates more during periods of declining interest rates and depreciates more during periods of rising interest rates than ordinary  interest-paying  debt securities with similar maturities.  Zero coupon securities,  PIK bonds and deferred  payment  securities may be issued by a wide variety of corporate and governmental  issuers.  Although these  instruments are generally not traded on a national securities  exchange,  they are widely traded by brokers and dealers and, to such extent,  will not be considered illiquid for the  purposes  of the  Master  Fund's  limitation  on  investments  in  illiquid securities.

     Current  federal  income  tax law  requires  the  holder  of a zero  coupon security,  certain  PIK bonds and  deferred  payment  securities  acquired  at a discount (such as Brady Bonds) to accrue income with respect to these securities prior to the  receipt of cash  payments.  Accordingly,  to avoid  liability  for federal  income and excise taxes,  a fund may be required to  distribute  income accrued  with respect to these  securities  and may have to dispose of portfolio securities  under  disadvantageous  circumstances  in order to generate  cash to satisfy these distribution requirements.

LOAN PARTICIPATIONS AND ASSIGNMENTS

     Loan  Participations  typically  will  result in the Master  Fund  having a contractual relationship only with the lender, not with the borrower. The Master
Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the  Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Loan Participations,  the Master Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and the Master Fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, the Master Fund will assume the credit risk of both the borrower and the lender that is selling the  Participation.  In the event of the  insolvency of the lender selling a  Participation,  the Master
Fund may be treated as a general creditor of the lender and may not benefit from any set-off  between the lender and the  borrower.  The Master Fund will acquire
Loan Participations only if the lender  interpositioned  between the Master Fund and the  borrower  is  determined  by the adviser to be  creditworthy.  When the
Master Fund  purchases  Assignments  from lenders,  the Master Fund will acquire direct  rights  against  the  borrower on the loan,  except  that under  certain circumstances  such rights may be more limited than those held by the  assigning lender.

     The Master  Fund may have  difficulty  disposing  of  Assignments  and Loan
Participations.  Because the market for such  instruments  is not highly liquid, the  Master  Fund  anticipates  that  such  instruments  could be sold only to a limited number of institutional investors. The lack of a highly liquid secondary market may have an adverse impact on the value of such instruments and will have an  adverse  impact on the  Master  Fund's  ability  to  dispose  of  particular
Assignments or Loan  Participations  in response to a specific  economic  event, such as deterioration in the creditworthiness of the borrower.

     In valuing a Loan  Participation  or Assignment held by the Master Fund for which a secondary  trading market exists,  the Master Fund will rely upon prices or quotations  provided by banks,  dealers or pricing services.  To the extent a secondary  trading market does not exist, the Master Fund's Loan  Participations and  Assignments  will be valued in accordance  with  procedures  adopted by the
Board of  Trustees,  taking into  consideration,  among other  factors:  (i) the creditworthiness of the borrower under the loan and the lender; (ii) the current interest  rate;  period  until next rate reset and  maturity of the loan;  (iii)
recent  prices in the market for similar  loans;  and (iv) recent  prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

MORTGAGE DOLLAR ROLLS AND REVERSE REPURCHASE AGREEMENTS

     The Master Fund may engage in reverse  repurchase  agreements to facilitate portfolio  liquidity,  a practice  common in the mutual  fund  industry,  or for arbitrage transactions  discussed below. In a reverse repurchase agreement,  the
Master Fund would sell a security and enter into an agreement to repurchase  the security at a specified future date and price. The Master Fund generally retains the right to interest and principal  payments on the security.  Since the Master
Fund receives cash upon entering into a reverse repurchase agreement,  it may be considered a borrowing  (see  "Borrowing").  When  required by guidelines of the
SEC, the Master Fund will set aside  permissible  liquid  assets in a segregated account to secure its  obligations to repurchase  the security.  At the time the
Master Fund enters into a reverse  repurchase  agreement,  it will establish and maintain a  segregated  account  with an approved  custodian  containing  liquid securities having a value not less than the repurchase price (including  accrued
interest).   The  assets   contained   in  the   segregated   account   will  be
marked-to-market  daily and additional  assets will be placed in such account on any day in which the  assets  fall  below the  repurchase  price  (plus  accrued interest). The Master Fund's liquidity and ability to manage its assets might be affected  when  it sets  aside  cash  or  portfolio  securities  to  cover  such commitments.  Reverse  repurchase  agreements  involve  the risk that the market value of the securities  retained in lieu of sale may decline below the price of the securities  the Master Fund has sold but is obligated to repurchase.  In the event the buyer of securities  under a reverse  repurchase  agreement  files for bankruptcy  or becomes  insolvent,  such buyer or its  trustee or  receiver  may receive an extension of time to determine  whether to enforce the Master  Fund's obligation  to  repurchase  the  securities,  and the  Master  Fund's use of the proceeds of the reverse  repurchase  agreement  may  effectively  be  restricted pending such determination.  Reverse repurchase  agreements are considered to be borrowings under the 1940 Act.

     Mortgage dollar rolls are  arrangements in which the Master Fund would sell mortgage-backed  securities for delivery in the current month and simultaneously contract to purchase  substantially  similar  securities  on a specified  future date.  While the Master Fund would forego  principal  and  interest  paid on the mortgage-backed  securities  during the roll  period,  the Master  Fund would be compensated  by the  difference  between the  current  sales price and the lower price for the future  purchase as well as by any interest earned on the proceeds of the  initial  sale.  The Master  Fund also could be  compensated  through the receipt of fee  income  equivalent  to a lower  forward  price.  At the time the
Master  Fund  would  enter  into a  mortgage  dollar  roll,  it would  set aside permissible  liquid assets in a segregated  account to secure its obligation for the forward commitment to buy mortgage-backed  securities.  Depending on whether the  segregated  assets are cash  equivalents  or some  other type of  security, entering  into  mortgage  dollar rolls may subject the Master Fund to additional interest rate  sensitivity.  If the segregated  assets are cash equivalents that mature prior to the mortgage dollar roll settlement,  there is little likelihood that the  sensitivity  will  increase;  however,  if the  segregated  assets are subject to interest rate risk because they settle later,  then the Master Fund's interest rate sensitivity could increase.  Mortgage dollar roll transactions may be considered borrowings by the Master Fund.

     Mortgage  dollar  rolls and reverse  repurchase  agreements  may be used as arbitrage  transactions  in which the Master Fund will  maintain  an  offsetting position in investment  grade debt  obligations  or repurchase  agreements  that mature on or before the settlement  date on the related  mortgage dollar roll or reverse  repurchase  agreements.  Since the Master Fund will receive interest on the  securities  or repurchase  agreements  in which it invests the  transaction proceeds, such transactions may involve leverage. However, since such securities or repurchase  agreements  will be high quality and will mature on or before the settlement date of the mortgage dollar roll or reverse repurchase agreement, the
Master Fund's adviser  believes that such arbitrage  transactions do not present the risks to the Master Fund that are associated with other types of leverage.

TEMPORARY INVESTMENTS

     Feeder Fund

     Generally the Fund will be fully invested in accordance with its investment objective and strategies.  However,  pending investment of cash balances,  or if the Fund's  Board of  Trustees  (or the Master  Fund's  adviser)  believes  that business,  economic, political or financial conditions warrant, the Fund (or the
Master Fund) may invest without limit in cash or money market cash  equivalents, including:  (1) short-term  U.S.  Government  securities;  (2)  certificates  of
deposit,   bankers'  acceptances,   and  interest-bearing  savings  deposits  of
commercial banks; (3) prime quality commercial paper; (4) repurchase  agreements covering any of the  securities in which the Fund may invest  directly;  and (5)
subject to regulatory limits,  shares of other investment  companies that invest in securities in which the Fund may invest.  Should this occur, the Fund (or the
Master  Fund)  will  not be  pursuing  its  investment  objective  and may  miss potential market upswings.

INVESTMENT RESTRICTIONS

     Feeder Fund

     The following are fundamental investment restrictions the Feeder Fund which cannot be changed without the vote of the majority of the outstanding  shares of the Fund for  which a  change  is  proposed.  The  vote of the  majority  of the outstanding  securities  means  the  vote  of (A)  67%  or  more  of the  voting securities  present  at such  meeting,  if the  holders  of more than 50% of the outstanding  voting  securities  are  present or  represented  by proxy or (B) a majority of the outstanding securities, whichever is less.

The Feeder Fund:

o    May not lend any  security or make any other loan except that the Fund may, in  accordance  with  its  investment  objective  and  policies,  (i)  lend portfolio securities,  (ii) purchase and hold debt securities or other debt
     instruments,   including  but  not  limited  to  loan   participations  and
     subparticipations, assignments, and structured securities, (iii) make loans
     secured  by  mortgages  on  real  property,   (iv)  enter  into  repurchase
     agreements,  and (v) make time deposits  with  financial  institutions  and invest in instruments issued by financial institutions,  and enter into any other lending arrangement as and to the extent permitted by the 1940 Act or any rule, order or interpretation thereunder.

o    May not purchase or sell real estate,  except that the Fund may (i) acquire real estate  through  ownership of securities or  instruments  and sell any real estate acquired thereby,  (ii) purchase or sell instruments secured by real  estate  (including  interests  therein),  and (iii)  purchase or sell securities  issued by entities or  investment  vehicles that own or deal in real estate (including interests therein).

o    May not borrow money or issue senior  securities,  except that the Fund may enter into reverse repurchase agreements and may otherwise borrow money and issue senior  securities as and to the extent  permitted by the 1940 Act or any rule, order or interpretation thereunder.

o    May not purchase or sell  commodities or commodities  contracts,  except to the extent  disclosed in the current  Prospectus or Statement of Additional
     Information of the Fund.

o    May not act as an underwriter of another issuer's securities, except to the extent that the Fund may be deemed an underwriter within the meaning of the
     Securities  Act in  connection  with the  purchase  and  sale of  portfolio securities.

o    Except as provided  below,  may not purchase  securities of any one issuer, other than  obligations  issued or guaranteed by the U.S.  Government,  its agencies or  instrumentalities,  if, immediately after such purchase,  more than 5% of the Fund's  total assets would be invested in such issuer or the
     Fund would hold more than 10% of the outstanding  voting  securities of the issuer,  except that 25% or less of the Fund's total assets may be invested without regard to such limitations.  There is no limit to the percentage of assets  that  may be  invested  in U.S.  Treasury  bills,  notes,  or other obligations  issued or guaranteed by the U.S.  Government,  its agencies or instrumentalities.

o    Except as provided below, may not purchase the securities of any issuer if, as a result,  more than 25%  (taken at current  value) of the Fund's  total assets  would be  invested in the  securities  of  issuers,  the  principal activities  of which are in the same  industry.  This  limitation  does not apply to  securities  issued  by the U.S.  government  or its  agencies  or instrumentalities.

     The  following  are the  NON-FUNDAMENTAL  operating  policies of the Feeder
Fund,  which MAY BE  CHANGED  by the  Board of  Trustees  of the  Trust  WITHOUT
SHAREHOLDER APPROVAL.

The Feeder Fund may not:

o    Sell  securities  short,  unless  the Fund  owns or has the right to obtain securities  equivalent in kind and amount to the  securities  sold short or unless it covers such short  sales as  required  by the  current  rules and positions  of the SEC or its staff,  and provided  that short  positions in forward currency contracts,  options, futures contracts, options on futures contracts,  or other  derivative  instruments  are not deemed to constitute selling securities short.

o    Purchase  securities  on  margin,  except  that the Fund  may  obtain  such short-term credits as are necessary for the clearance of transactions;  and
     provided  that  margin  deposits  in  connection   with  options,   futures
     contracts,  options on futures contracts, and transactions in currencies or other derivative  instruments shall not constitute purchasing securities on margin.

o    Purchase or otherwise  acquire any security if, as a result,  more than 15%
     of its net assets would be invested in securities that are illiquid. If any percentage  restriction or requirement  described above is satisfied at the time of  investment,  a  later  increase  or  decrease  in such  percentage resulting  from a change in net asset value will not constitute a violation of such restriction or requirement.  However,  should a change in net asset value or other  external  events cause the Fund's  investments  in illiquid securities  including  repurchase  agreements  with maturities in excess of seven days,  to exceed the limit set forth above for the Fund's  investment in illiquid securities,  the Fund will act to cause the aggregate amount of such  securities  to come  within  such  limit  as  soon  as is  reasonably practicable.  In such an event,  however, the Fund would not be required to liquidate  any portfolio  securities  where the Fund would suffer a loss on the sale of such securities.

o    Purchase securities of other investment companies except in connection with a merger, consolidation,  acquisition, reorganization or offer of exchange, or as otherwise  permitted  under the 1940 Act except that each Feeder Fund may invest all or substantially  all of its assets in the shares of another registered, open-end investment company such as the Master Fund.

o    Pledge,  mortgage or hypothecate any assets owned by the Fund except as may be necessary in connection with  permissible  borrowings or investments and then such pledging,  mortgaging, or hypothecating may not exceed 33 1/3% of the Fund's total assets at the time of the borrowing or investment.

     Note,   however,   that  the  investment   limitations   (fundamental   and
non-fundamental)  described above do not prohibit the Feeder Fund from investing all or  substantially  all of its assets in the  shares of  another  registered, open-end investment company, such as the Master Fund.

     The investment objectives of the Feeder Fund are not fundamental and may be changed by the Board of Trustees without  shareholder  approval.  In particular, investment  of the Feeder  Fund's assets in its Master Fund is not a fundamental policy of the Feeder Fund and a shareholder vote is not required to withdraw the
Feeder Fund's entire investment from its Master Fund.

     Master Fund

     The  Feeder  Fund  invests  all or  substantially  all of its assets in the
Master Fund.  The  following are  fundamental  investment  restrictions  for the
Master  Fund which  cannot be changed  without  the vote of the  majority of the outstanding  shares of the Master Fund for which a change is proposed.  The vote of the majority of the outstanding  securities means the vote of (A) 67% or more of the voting  securities  present at such meeting,  if the holders of more than
50% of the outstanding  voting securities are present or represented by proxy or
(B) a majority of the outstanding securities,  whichever is less. All percentage limitations are considered at the time securities are purchased and are based on the Master Fund's net assets unless otherwise  indicated.  None of the following investment  restrictions  involving  a  maximum  percentage  of  assets  will be considered  violated unless the excess occurs  immediately  after, and is caused by, an acquisition by the Master Fund.

The Master Fund may not:

     1.   Invest  more than 5% of the  value of the total  assets of the fund in the securities of any one issuer,  provided that this limitation shall apply  only  to 75% of the  value  of the  fund's  total  assets  and, provided  further,  that the limitation shall not apply to obligations of the  government  of the U.S.  under a general Act of Congress.  The short-term  obligations of commercial  banks are excluded from this 5%
          limitation with respect to 25% of the fund's total assets.

     2.   As to  75%  of  its  total  assets,  purchase  more  than  10%  of the outstanding voting securities of an issuer.

     3.   Invest more than 25% of the fund's total assets in the  securities  of issuers in the same industry.  Obligations of the U.S. government, its agencies and instrumentalities, are not subject to this 25% limitation on  industry  concentration.  In  addition,  the fund  may,  if deemed advisable,  invest more than 25% of its assets in the  obligations  of domestic commercial banks.

     4.   Invest in real estate (including limited  partnership  interests,  but excluding  securities  of  companies,  such as real estate  investment trusts, which deal in real estate or interests therein).

     5.   Purchase commodities or commodity contracts.

     6.   Invest  in  companies  for  the  purpose  of  exercising   control  or
          management.

     7.   Make loans to others  except for (a) the purchase of debt  securities;
          (b)  entering  into  repurchase  agreements;  (c) the  loaning  of its portfolio securities; and (d) entering into loan participations.

     8.   Borrow money, except from banks for temporary purposes, and then in an amount  not in excess of 5% of the value of the fund's  total  assets.
          Moreover,  in the event that the asset  coverage  for such  borrowings falls below 300%, the fund will reduce,  within three days, the amount of its borrowings in order to provide for 300% asset coverage.

     9.   Purchase securities on margin.

     10.  Sell   securities   short,   except  to  the  extent   that  the  fund
          contemporaneously  owns,  or has the right to acquire at no additional cost, securities identical to those sold short.

     11.  Invest in puts, calls, straddles,  spreads or any combination thereof;
          except as described above in investment restriction number 5.

     12.  Invest  in  securities  of  other  investment  companies,   except  as
          permitted by the 1940 Act.

     13.  Engage in underwriting of securities  issued by others,  except to the extent it may be deemed to be acting as an underwriter in the purchase or resale of portfolio securities.

     Notwithstanding  investment  restriction  number 12, if deemed advisable by its  officers,  compensation  paid by the  Master  Fund to its  Trustees  may be invested in securities of these or other  investment  companies under a deferred compensation plan adopted by the Trustees pursuant to an exemptive order granted by the SEC.

     Notwithstanding  investment  restriction number 13, the Master Fund may not engage in the business of  underwriting  securities of other issuers,  except to the  extent  that  the  disposal  of  an  investment  position  may  technically constitute  the Master  Fund an  underwriter  as that term is defined  under the
Securities Act.

     The  following  are the  NON-FUNDAMENTAL  operating  policies of the Master
Fund,  which MAY BE CHANGED by the  American  Funds  Board of  Trustees  WITHOUT
SHAREHOLDER APPROVAL.

The Master Fund may not:

     1. Invest more than 15% of its net assets in illiquid securities.

     2. Issue senior securities, except as permitted by the 1940 Act.

     Internal Revenue Code Restrictions

     In  addition  to the  investment  restrictions  above,  the  Fund  must  be diversified  according to Internal Revenue Code requirements.  Specifically,  at each tax quarter end, the Fund's  holdings  must be  diversified  so that (a) at least 50% of the market value of its total assets is represented  by cash,  cash items (including receivables),  U.S. government securities,  securities of other
U.S. regulated investment  companies,  and other securities,  limited so that no one issuer has a value  greater  than 5% of the value of the Fund's total assets and that the Fund holds no more than 10% of the outstanding voting securities of such  issuer,  and (b) not more than 25% of the value of the Fund's total assets is invested in the securities (other than those of the U.S.  Government or other
U.S.  regulated  investment  companies)  of any  one  issuer,  or of two or more issuers which the Fund controls and which are engaged in the same,  similar,  or related  trades  or  businesses,  or the  securities  of one or  more  qualified publicly traded partnerships.

     Also, there are four requirements imposed on the Fund under Subchapter L of the Code because it is used as investment  options  written  variable  insurance products.

     1)   The Fund may invest no more that 55% of its total assets in one issuer
          (including  securities issued or guaranteed by the U.S.  government or any of its agencies or instrumentalities);
     2)   The Fund  may  invest  no more  that 70% of its  total  assets  in two issuers  (including  securities  issued  or  guaranteed  by  the  U.S.
          government or any of its agencies or instrumentalities);
     3)   The Fund may  invest  no more  that 80% of its  total  assets in three issuers  (including  securities  issued  or  guaranteed  by  the  U.S.
          government or any of its agencies or instrumentalities);
     4)   The Fund may  invest  no more  that 90% of its  total  assets  in four issuers  (including  securities  issued  or  guaranteed  by  the  U.S.
          government or any of its agencies or instrumentalities);

     Each  U.S.  government  agency or  instrumentality  shall be  treated  as a separate  issuer.  The Feeder Fund intends to comply with these  diversification requirements  under  Subchapter L of the Code through  their  investment  in the
Master Fund.

PORTFOLIO TURNOVER

     Master Fund and Feeder Fund

     Since the Feeder Fund invests all or  substantially  all of their assets in the Master  Fund,  the Feeder Fund is not in a position to affect the  portfolio turnover of the Master Fund.  Portfolio  turnover is  calculated by dividing the lesser of purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities, excluding securities whose maturities at the time of  purchase  were one year or less.  To the extent the Master  Fund engages  in  frequent  and  active  trading  and as a result,  experiences  high portfolio  turnover,  then such high  portfolio  turnover  rates will  generally result in higher  brokerage  expenses,  and may increase the  volatility  of the
Master Fund.

INSURANCE LAW RESTRICTIONS

     Feeder Fund

     In  connection  with the  Trust's  agreement  to sell  shares  to  separate accounts to fund benefits  payable under  variable life  insurance  policies and variable  annuity  contracts,  NWD Investments or its affiliates  (collectively,
"NWD  Investments")  and the  insurance  companies  may enter  into  agreements, required by certain state insurance departments, under which NWD Investments may agree to use its best  efforts  to assure  and  permit  insurance  companies  to monitor that the Fund of the Trust complies with the investment restrictions and limitations prescribed by state insurance laws and regulations applicable to the investment of separate  account  assets in shares of mutual  funds.  If the Fund failed to comply with such  restrictions or limitations,  the separate  accounts would take appropriate action which might include ceasing to make investments in
the  Fund  or  withdrawing   from  the  state  imposing  the  limitation.   Such
restrictions  and limitations  are not expected to have a significant  impact on the Trust's operations.

MAJOR SHAREHOLDERS

     Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance
Company,  each  located  at One  Nationwide  Plaza,  Columbus,  Ohio  43215  and
Nationwide  Life  Insurance  Company  of  America  ("NLICA"),  located  at  1000
Chesterbrook  Boulevard,   Berwyn,  Pennsylvania  19312,  are  wholly  owned  by
Nationwide  Financial  Services,  Inc.  ("NFS").  Nationwide  Life  and  Annuity
Insurance Company of America, located at 300 Continental Drive, Newark, Delaware
19713,  is wholly  owned by NLICA.  NFS, a holding  company,  has two classes of common stock  outstanding  with  different  voting  rights  enabling  Nationwide
Corporation (the holder of all outstanding Class B Common Stock) to control NFS.
Nationwide  Corporation is also a holding  company in the  Nationwide  Insurance
Enterprise.  All of the  common  stock  of  Nationwide  Corporation  is  held by
Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance
Company  (4.8%),  each of which is a mutual company owned by its  policyholders.
Since  the Fund has not yet  commenced  operations,  it is  expected  that  upon commencement  of the public  offering,  NWD Investments or one of its affiliates will own all or substantially all of each new Fund's shares.

     To the extent Nationwide Life Insurance Company and its affiliates directly or indirectly own, control and hold power to vote 25% or more of the outstanding shares of the Fund,  they are deemed to have  "control"  over matters  which are subject to a vote of the Fund's shares.

DISCLOSURE OF PORTFOLIO HOLDINGS

     Feeder Fund

     The Board of  Trustees  of the Trust has adopted  policies  and  procedures regarding  the  disclosure  of  portfolio  holdings  information  to protect the interests of Fund  shareholders and to address  potential  conflicts of interest that could arise between the interests of Fund shareholders and the interests of the Fund's various service providers.  However, under a master-feeder structure, the Feeder Fund's sole portfolio holding is shares of the Master Fund.

     Master Fund

     The Master  Fund's  investment  adviser,  Capital  Research and  Management
Company ("Capital  Research") on behalf of the Master Fund, has adopted policies and procedures  with respect to the  disclosure of information  about the Master
Fund's portfolio securities. These policies and procedures have been reviewed by the Master Fund's Board of Trustees and compliance will be periodically assessed by the  Board  in  connection  with  reporting  from  the  Master  Fund's  Chief
Compliance  Officer of any  deviations  from, or changes to, these  policies and procedures.

     Under these  policies and  procedures,  the Master Fund's  complete list of portfolio holdings available for public disclosure,  dated as of the end of each calendar  quarter,  is permitted to be posted on the American  Funds  website no earlier than the tenth day after such calendar quarter. In addition,  the Master
Fund's list of top 10 equity  portfolio  holdings  measured by percentage of net assets invested,  dated as of the end of each calendar month, is permitted to be posted on the  American  Funds  website no earlier than the tenth day after such month. Such portfolio  holdings  information may then be disclosed to any person pursuant to an ongoing arrangement to disclose portfolio holdings information to such person no earlier  than one day after the day on which the  information  is posted on the American  Funds  website.  Currently,  this  information  is being provided to Lipper, Inc. Morningstar,  Standard & Poor's Fund Services, Overlap,
Value Line,  Bloomberg,  Vickers Stock  Research,  Thomson  Financial  Research,
Russell/Mellon  Analytical  Services and RBC Dain  Rauscher.  Affiliates  of the
Master Fund (including the Master Fund's Board members and officers, and certain personnel  of the Master  Fund's  investment  adviser  and its  affiliates)  and certain  service  providers  (such as the  Master  Fund's  custodian,  insurance companies  and outside  counsel) who require  such  information  for  legitimate business  and Master  Fund  oversight  purposes  may  receive  such  information earlier.

     Affiliated  persons  of the  Master  Fund as  described  above who  receive portfolio  holdings  information are subject to restrictions  and limitations on the use and handling of such information pursuant to a Code of Ethics, including requirements  to maintain the  confidentiality  of such  information,  pre-clear securities trades and report securities  transactions  activity,  as applicable.
Third party service  providers of the Master Fund receiving such information are subject to confidentiality  obligations.  When portfolio holdings information is disclosed  other  than  through  the  American  Funds  website  to  persons  not affiliated  with the Master Fund (which,  as described  above,  would  typically occur no earlier than one day after the day on which the  information  is posted on the  American  Funds  website),  such  persons  may be  bound  by  agreements
(including confidentiality  agreements) that restrict and limit their use of the information  to legitimate  business uses only.  Neither the Master Fund nor its investment  adviser or any  affiliate  thereof  receives  compensation  or other consideration  in connection with the disclosure of information  about portfolio securities.

     The  authority to disclose the Master  Fund's  portfolio  holdings,  and to establish policies with respect to such disclosure,  resides with the Investment
Committee of the Master Fund's investment  adviser. In exercising its authority, the Investment  Committee determines whether disclosure of information about the
Master Fund's  portfolio  securities is appropriate  and in the best interest of
Master  Fund  shareholders.   Capital  Research  has  implemented  policies  and
procedures to address  conflicts of interest that may arise from the  disclosure of Master Fund holdings.  For example, the Code of Ethics specifically requires, among other things,  the safeguarding of information  about Master Fund holdings and contains  prohibitions designed to prevent the personal use of confidential, proprietary investment information in a way that would conflict with Master Fund transactions.  In addition, Capital Research believes that its current policy of not selling portfolio  holdings  information and not disclosing such information to unaffiliated  third parties (other than to Master Fund service  providers for legitimate business and Master Fund oversight purposes) until such holdings have been made public on the American Funds website, helps reduce potential conflicts of interest  between  Master Fund  shareholders  and  Capital  Research  and its affiliates.

TRUSTEES AND OFFICERS OF THE TRUST

MANAGEMENT INFORMATION

     Feeder Fund

TRUSTEES WHO ARE NOT INTERESTED PERSONS (AS DEFINED IN THE 1940 ACT) OF THE FUND

                                                                           NUMBER OF
                       POSITION(S)                                        PORTFOLIOS
                        HELD WITH                                          IN FUND
                      THE TRUST AND                                        COMPLEX              OTHER
 NAME, ADDRESS,         LENGTH OF           PRINCIPAL OCCUPATION(S)       OVERSEEN BY     DIRECTORSHIPS HELD
AND YEAR OF BIRTH     TIME SERVED(1)        DURING PAST FIVE YEARS         TRUSTEE         BY TRUSTEE (2)

Charles E. Allen       Trustee since      Mr. Allen is Chairman, Chief         90                None
                         July 2000        Executive Officer and
c/o NWD Investment                        President of Graimark Realty
Management, Inc.                          Advisors, Inc. (real estate
1200 River Road,                          development, investment and
Suite 1000,                               asset management).
Conshohocken, PA
19428

1948

Paula H.J.             Trustee since      Ms. Cholmondeley is an               90        Director of Dentsply
Cholmondeley             July 2000        independent strategy                           International, Inc.,
                                          consultant.                                    Ultralife Batteries,
c/o NWD Investment                        Ms. Cholmondeley was Vice                      Inc., Terex
Management, Inc.                          President and General                          Corporation, Minerals
1200 River Road,                          Manager of Sappi Fine Paper                    Technology, Inc. and
Suite 1000,                               North America from April                       Albany International
Conshohocken, PA                          2000 through December 2003.                    Corp.
19428

1947

C. Brent DeVore (3)    Trustee since      Dr. DeVore is President of           90                None
                            1990          Otterbein College.
c/o NWD Investment
Management, Inc.
1200 River Road,
Suite 1000,
Conshohocken, PA
19428

1940

Phyllis Kay Dryden     Trustee since      Beginning in February 2006           90                None
                       December 2004      Ms. Dryden is employed by
c/o NWD Investment                        Mitchell Madison Group, a
Management, Inc.                          management consulting
1200 River Road,                          company.  Ms. Dryden was a
Suite 1000,                               former Managing Partner of
Conshohocken, PA                          marchFIRST, a global
19428                                     management consulting firm
                                          prior to February 2002.
1947

Barbara L. Hennigar    Trustee since      Retired.                             90                None
                         July 2000
c/o NWD Investment
Management, Inc.
1200 River Road,
Suite 1000,
Conshohocken, PA
19428

1935

Barbara I. Jacobs      Trustee since      Ms. Jacobs has served as             90                None
                       December 2004      Chairman of the Board of
c/o NWD Investment                        Directors of KICAP Network
Management, Inc.                          Fund, a European (United
1200 River Road,                          Kingdom) hedge fund, since
Suite 1000,                               December 2000.  Prior to
Conshohocken, PA                          2004, Ms. Jacobs was also a
19428                                     Managing Director and
                                          European Portfolio Manager
1950                                      with Teachers Insurance and
                                          Annuity Association--
                                          College Retirement Equity
                                          Fund.

Douglas F. Kridler     Trustee since      Mr. Kridler has served as            90                None
                       September 1997     the President and Chief
c/o NWD Investment                        Executive Officer of the
Management, Inc.                          Columbus Foundation (a
1200 River Road,                          Columbus, OH-based
Suite 1000,                               foundation which manages
Conshohocken, PA                          over 1,300 individual
19428                                     endowment funds) since
                                          February 2002. Prior to
1955                                      January 31, 2002, Mr.
                                          Kridler was the President of
                                          the Columbus Association for
                                          the Performing Arts and
                                          Chairman of the Greater
                                          Columbus Convention and
                                          Visitors Bureau.

Michael D. McCarthy    Trustee since      Retired. Mr. McCarthy was            90                None
                       December 2004      Chairman of VMAC (commodity
c/o NWD Investment                        swaps) from October 2002
Management, Inc.                          until June 2005; and a
1200 River Road,                          partner of Pineville
Suite 1000,                               Properties LLC (a commercial
Conshohocken, PA                          real estate development
19428                                     firm).

1947

David C. Wetmore       Trustee since      Retired.                             90                None
                          1995 and
c/o NWD Investment        Chairman
Management, Inc.           since
1200 River Road,       February 2005
Suite 1000,
Conshohocken, PA
19428

1948

(1)  Length of time served includes time served with the Trust's predecessors.

(2)  Directorships held in (1) any other investment  companies  registered under the  1940  Act,  (2) any  company  with a class  of  securities  registered pursuant to Section 12 of the  Securities  Exchange Act of 1934, as amended
     (the  "Exchange  Act") or (3) any company  subject to the  requirements  of
     Section 15(d) of the Exchange Act.

(3)  Mr. DeVore has served as President of Otterbein  College  since 1984.  Mark
     Thresher,  President and Chief  Operating  Officer of Nationwide  Financial
     Services,  Inc.  ("NFS") has served as a member of the Board of Trustees of
     Otterbein  College  since  2000,  currently  serving  as  one  of 30 of its trustees,  and is currently one of two Vice  Chairmen of the Board.  NFS is under common control with each of the NWD Investments  Group companies that serves as an investment  adviser or principal  underwriter to the Trust, as each is a majority-owned  subsidiary of Nationwide  Corporation ("NC") and, through NC, of Nationwide  Mutual Insurance  Company (95.2%) and Nationwide
     Mutual Fire Insurance Company (4.8%).

TRUSTEES WHO ARE INTERESTED PERSONS (AS DEFINED IN THE 1940 ACT) AND OFFICERS OF
THE TRUST

                       POSITION(S)                                         NUMBER OF
                        HELD WITH                                        PORTFOLIOS IN
                        THE TRUST                                             FUND
                       AND LENGTH                                           COMPLEX               OTHER
   NAME, ADDRESS,        OF TIME            PRINCIPAL OCCUPATION(S)       OVERSEEN BY      DIRECTORSHIPS HELD
 AND YEAR OF BIRTH      SERVED(1)           DURING PAST FIVE YEARS          TRUSTEE          BY TRUSTEE (2)

Arden L. Shisler         Trustee        Retired; Mr. Shisler is the            90        Director of Nationwide
                          since         former President and Chief                         Financial Services,
c/o NWD Investment    February 2000     Executive Officer of KeB                                Inc. (1)
Management, Inc.                        Transport, Inc., a trucking
1200 River Road,                        firm (2000 through 2002).  He
Suite 1000,                             served as a consultant to KeB
Conshohocken, PA                        from January 2003 through
19428                                   December 2004. Since 1992, Mr.
                                        Shisler has also been Chairman
1941                                    of the Board for Nationwide
                                        Mutual Insurance Company(3).

John H. Grady          President &      Mr. Grady is President of NWD         N/A                 None
                          Chief         Investment Group, the asset
                        Executive       management operations of
NWD Investment           Officer        Nationwide Mutual Insurance
Management, Inc.          since         Company, which includes
1200 River Road,        December        Gartmore Mutual Fund Capital
Suite 1000,               2006          Trust(3), Gartmore Morley
Conshohocken, PA                        Capital Management, Inc.(3),
19428                                   NorthPointe Capital LLC(3),
                                        Gartmore SA Capital Trust(3),
1961                                    Gartmore Investor Services
                                        Inc.(3) and Gartmore
                                        Distribution Services,
                                        Inc.(3)  From March 2004 until
                                        March 2006, Mr. Grady was
                                        Chief Executive Officer of
                                        Constellation  Investment
                                        Management Co., L.P.
                                        (registered investment
                                        adviser), and President and
                                        Chief Executive Officer of
                                        Constellation Funds Group
                                        (registered investment
                                        companies).  He also was
                                        President of Constellation
                                        Investment Distribution Co.,
                                        Inc. (registered
                                        broker-dealer) from March 2004
                                        until June 2006.  From February
                                        2001 until February 2004, Mr.
                                        Grady was Chief Operating and
                                        Chief Legal Officer; Managing
                                        Director, Mutual Funds Group,
                                        Turner Investment Partners,
                                        Inc. (registered  investment
                                        adviser); Executive Vice
                                        President of Turner Funds and
                                        Turner Institutional
                                        Portfolios (registered
                                        investment   companies); and
                                        President, Turner Investment
                                        Distributors, Inc. (registered
                                        broker-dealer).

Gerald J. Holland       Treasurer       Mr. Holland is Senior Vice            N/A                 None
                       since March      President - Operations for
NWD Investment            2001          NWDIMI,(3) GMFCT(3) and
Management, Inc.                        GSA(3).
1200 River Road,
Suite 1000,
Conshohocken, PA
19428

1951

Michael A.                Chief         Since November 1999, Mr.              N/A                 None
Krulikowski            Compliance       Krulikowski has served as a
                         Officer        Vice President and Chief
NWD Investment         since June       Compliance Officer of NWDIMI.
Management, Inc.          2004          (3)  Since June 2004, Mr.
1200 River Road,                        Krulikowski has also served as
Suite 1000,                             Chief Compliance Officer of
Conshohocken, PA                        the Trust.
19428

1959

Eric E. Miller          Secretary       Mr. Miller is Senior Vice             N/A                 None
                          since         President, Chief Counsel for
NWD Investment        December 2002     NWDIMI(3), GMFCT(3), and
Management, Inc.                        GSA(3) since August 2002.
1200 River Road,                        From August 2000 to August
Suite 1000,                             2002, Mr. Miller was a Partner
Conshohocken, PA                        with Stradley Ronon Stevens &
19428                                   Young, LLP.

1953

(1)  Length of time served includes time served with the Trust's predecessors.
(2)  Directorships held in (1) any other investment company registered under the
     1940 Act, (2) any company with a class of securities registered pursuant to
     Section  12 of  the  Exchange  Act  or  (3)  any  company  subject  to  the requirements of Section 15(d) of the Exchange Act.
(3)  This position is held with an affiliated person or principal underwriter of the Trust.

RESPONSIBILITIES OF THE BOARD OF TRUSTEES

     The  business and affairs of the Trust are managed  under the  direction of its Board of Trustees. The Board of Trustees sets and reviews policies regarding the  operation  of the Trust,  and  directs  the  officers  to perform the daily functions of the Trust.

BOARD OF TRUSTEE COMMITTEES

     The Board of Trustees has four standing  committees:  Audit,  Valuation and
Operations, Nominating and Fund Governance and Performance Committees.

     The  purposes  of the Audit  Committee  are to:  (a)  oversee  the  Trust's accounting and financial reporting policies and practices, its internal controls and, as appropriate,  the internal controls of certain of its service providers;
(b) oversee the quality and objectivity of the Trust's financial  statements and the  independent  audit thereof;  (c) ascertain the  independence of the Trust's independent  auditors;  (d) act as a liaison  between  the  Trust's  independent auditors and the Board;  (e) approve the  engagement of the Trust's  independent auditors  to (i)  render  audit and  non-audit  services  for the Trust and (ii)
render  non-audit  services for the Trust's  investment  advisers  (other than a subadviser  whose role is  primarily  portfolio  management  and is  overseen by another investment adviser) and certain other entities under common control with one of the Trust's investment  advisers if the engagement relates to the Trust's operations  and  financial  reporting;  (f) meet and consider the reports of the
Trust's independent  auditors;  (g) review and make recommendations to the Board regarding  the Code of  Ethics  of the  Trust  and that of all  Trust  advisers,
subadvisers,   and  principal  underwriters  and  annually  review  changes  to, violations of, and  certifications  with respect to such Code of Ethics; and (h)
oversee the Trust's written policies and procedures  adopted under Rule 38a-1 of the  1940  Act and  oversee  the  appointment  and  performance  of the  Trust's designated  Chief  Compliance  Officer.  The function of the Audit  Committee is oversight; it is management's responsibility to maintain appropriate systems for accounting and internal control, and the independent auditors' responsibility to plan and carry out a proper  audit.  The  independent  auditors  are  ultimately accountable  to the Board and the Audit  Committee,  as  representatives  of the
Trust's  shareholders.  Each of the members  have a working  knowledge  of basic finance and accounting  matters and are not interested  persons of the Trust, as defined in the 1940 Act.  This  Committee  met nine times during the past fiscal
year  and  currently  consists  of  the  following  Trustees:   Mr.  Allen,  Ms.
Cholmondeley (Chairman), Ms. Jacobs and Mr. Wetmore.

     The purposes of the Valuation and  Operations  Committee are to (a) oversee the implementation and operation of the Trust's Valuation Procedures, applicable to all of the Trust's portfolio  securities;  (b) oversee the implementation and operation of the Trust's Rule 2a-7  Procedures,  applicable to the Trust's money market fund series; (c) overseeing the principal underwriter with respect to the distribution  of the Trust's  shares,  including  oversight of the Trust's 12b-1 plans  and  administrative  services  plans;  and  (d)  overseeing  the  Trust's portfolio brokerage  practices.  The Valuation and Operations Committee met five times  during the past  fiscal  year and  currently  consists  of the  following
Trustees: Mr. DeVore, Ms. Dryden, Ms. Hennigar, Mr. Kridler (Chairman),  and Mr.
McCarthy.

     The Nominating and Fund Governance  Committee has the following  powers and responsibilities:  (1) selection  and  nomination of all persons for election or appointment  as Trustees of the Trust  (provided  that nominees for  independent
Trustee are  recommended  for  selection  and  approval by all of the  incumbent independent  Trustees  then serving on the Board);  (2)  periodic  review of the composition  of the Board to  determine  whether  it may be  appropriate  to add individuals  with specific  backgrounds,  diversity or skill sets;  (3) periodic review of Board  governance  procedures  (including  the Board's  effectiveness,
Trustee retirement, Trustee investment in the Funds and the process by which the
Trust's  principal  service  providers are  evaluated);  (4) review of completed
Trustee  and  Officer   Questionnaires   and  adjust  composition  of  Board  by
recommending the removal, replacement, or retirement of an incumbent Trustee and may  recommend the selection and  nomination of an  appropriate  candidate;  (5)
oversee the implementation of the Board's policies regarding  evaluations of the
Board and Trustee peer evaluations;  (6) review and make  recommendations to the
Board  regarding  the Proxy Voting  Guidelines,  Policies and  Procedures of all
Trust advisers and subadvisers;  (7) periodic review of Trustee compensation and
recommend  appropriate  changes  to  the  Independent   Trustees;   (8)  oversee
implementation  of the Trust's  Policy  Regarding the Service by Trustees on the
Boards of Directors of Public  Companies and  Unaffiliated  Fund Companies;  (9)
annual  review  and make  recommendations  to the Board  regarding  the  Board's
Statements of Policies  Regarding the Enhanced Fund Governance and Oversight By,
the  Enhanced  Independence  of, & the  Enhanced  Effectiveness  of the Board of
Trustees;  and (10) monitoring of the  performance of legal counsel  employed by the independent  Trustees,  supervision of counsel for the independent  Trustees and monitoring of the performance of legal counsel to the Trust, in consultation with the  Trust's  management.  The  Nominating  and Fund  Governance  Committee
reports to the full Board with recommendations of any appropriate changes to the
Board.  This  Committee met four times during the past fiscal year and currently consists of the following Trustees: Mr. DeVore (Chairman), Ms. Cholmondeley, Ms.
Dryden, Mr. Kridler,  and Mr. Wetmore,  each of whom is not an interested person of the Trust, as defined in the 1940 Act.

     The  Nominating  and  Fund  Governance  Committee  has  adopted  procedures regarding its review of  recommendations  for trustee nominees,  including those recommendations  presented  by  shareholders.  When  considering  whether to add additional  or  substitute  Trustees to the Board of Trustees of the Trust,  the
Trustees shall take into account any proposals for candidates  that are properly submitted to the Trust's Secretary.  Shareholders wishing to present one or more candidates  for  Trustee  for  consideration  may do so by  submitting  a signed written  request to the Trust's  Secretary at attn:  Secretary,  Gartmore Mutual
Funds,  1200 River Road, Suite 1000,  Conshohocken,  Pennsylvania  19428,  which includes the following information:  (i) name and address of shareholder and, if applicable,  name of broker or record holder; (ii) number of shares owned; (iii)
name  of  Fund(s)  in  which  shares  are  owned;   (iv)  whether  the  proposed
candidate(s)  consent to being  identified  in any proxy  statement  utilized in
connecting  with  the  election  of  Trustees;   (v)  the  name  and  background
information  of the  proposed  candidates  and  (vi) a  representation  that the candidate or  candidates  are willing to provide  additional  information  about themselves, including assurances as to their independence.

     The functions of the Performance  Committee are: (1) in  consultation  with management of the Trust,  to review the kind,  scope and format of, and the time periods covered by, the investment performance data and related reports provided to the Board  and,  if the  Committee  determines  that  changes to such data or reports would be  appropriate  and  practicable,  the  Committee  will work with management of the Trust to implement any such changes;  (2) in consultation with management of the Trust,  to review the  investment  performance  benchmarks and peer groups used in reports  delivered to the Board for comparison of investment performance of the Funds and, if the Committee  determines  that changes to such benchmarks or peer groups would be  appropriate,  the  Committee  will work with management to implement any such change;  (3) in consultation with management of the Trust, to review such other matters that affect  performance,  including for example, fee structures,  expense ratios, as the Committee deems to be necessary and appropriate  and work with management to implement any recommended  changes;
(4) to review and monitor  the  performance  of the  Trust's  funds and the fund family,  as a whole,  in the manner and to the extent  directed  by the Board of
Trustees,  recognizing  that the ultimate  oversight of fund  performance  shall remain with the full Board of Trustees;  (5) to review and monitor the structure of, and the method used to determine, the compensation of each portfolio manager of the Trust's  funds with  respect to  management  of the Trust's  fund and any other account  managed by the portfolio  manager;  and (6) to review and monitor material  conflicts  of  interest  that may  arise  from a  portfolio  manager's management of multiple  accounts.  This Committee met five times during the past fiscal year and  currently  consists of the  following  Trustees:  Ms.  Hennigar
(Chairperson), Mr. Allen, Ms. Jacobs, Mr. McCarthy, and Mr. Shisler.

OWNERSHIP OF SHARES OF GARTMORE FUNDS AS OF DECEMBER 31, 2006

                                                              AGGREGATE DOLLAR RANGE OF EQUITY
                                                               SECURITIES AND/OR SHARES IN ALL
                                                               REGISTERED INVESTMENT COMPANIES
                       DOLLAR RANGE OF EQUITY SECURITIES      OVERSEEN BY TRUSTEE IN FAMILY OF
NAME OF TRUSTEE           AND/OR SHARES IN THE FUND*                INVESTMENT COMPANIES

Charles E. Allen                    xx                                     xx
Paula H.J.  Cholmondeley            xx                                     xx
C. Brent DeVore                     xx                                     xx
Phyllis Kay Dryden                  xx                                     xx
Barbara L. Hennigar                 xx                                     xx
Barbara I. Jacobs                   xx                                     xx
Douglas F. Kridler                  xx                                     xx
Michael D. McCarthy                 xx                                     xx
David C. Wetmore                    xx                                     xx

Arden L. Shisler                    xx                                     xx
*    Individual  investors,  like the  Trustees,  are not  eligible  to purchase shares of the Fund  directly;  accordingly,  Trustees  are limited in their ability to own/hold Fund shares.  Fund shares are sold to separate accounts of insurance  companies to fund benefits  payable under variable  insurance contracts,  which  may or may not be an  appropriate  investment  for  each individual Trustee.

OWNERSHIP IN THE FUND'S INVESTMENT ADVISERS(1), SUBADVISERS(2) OR DISTRIBUTOR(3)
AS OF DECEMBER 31, 2006

TRUSTEES WHO ARE NOT INTERESTED PERSONS (AS DEFINED IN THE 1940 ACT) OF THE FUND

                       NAME OF OWNERS
                             AND
                       RELATIONSHIPS TO       NAME OF       TITLE OF CLASS OF      VALUE OF
  NAME OF TRUSTEE          TRUSTEE            COMPANY           SECURITY          SECURITIES      PERCENT OF CLASS

Charles E. Allen             xx                 xx                 xx                 xx                 xx
Paula H.J.                   xx                 xx                 xx                 xx                 xx
Cholmondeley
C. Brent DeVore              xx                 xx                 xx                 xx                 xx
Phyllis Kay Dryden           xx                 xx                 xx                 xx                 xx
Barbara L. Hennigar          xx                 xx                 xx                 xx                 xx
Barbara I. Jacobs            xx                 xx                 xx                 xx                 xx
Douglas F. Kridler           xx                 xx                 xx                 xx                 xx
Michael D. McCarthy          xx                 xx                 xx                 xx                 xx
David C. Wetmore             xx                 xx                 xx                 xx                 xx

(1)  Investment advisers include Gartmore Mutual Fund Capital Trust and Gartmore
     Morley  Capital  Management,  Inc.  These advisers do not advise the Feeder
     Fund.
(2)  As of December 31, 2006,  subadvisers include American Century Investments,
     Inc.,  BlackRock  Investment  Management,  Inc.,  The Boston  Company Asset
     Management,  LLC, Epoch Investment  Partners,  Inc.,  Federated  Investment
     Management  Company,  Franklin Portfolio  Associates,  LLC, Gartmore Global
     Partners,  J.P. Morgan Investment  Management Inc.,  Neuberger Berman, LLC,
     Oberweis Asset  Management,  Inc., Van Kampen Asset  Management,  Inc., and
     Waddell & Reed Investment  Management Company. None of these firms serve as subadviser to the Feeder Fund.
(3)  Gartmore  Distribution  Services,  Inc.,  or any  company,  other  than  an investment company, that controls the Fund's adviser or distributor.

COMPENSATION OF TRUSTEES

     The Trustees receive fees and reimbursement for expenses of attending board meetings  from the Trust.  Gartmore  Mutual Fund Capital  Trust,  the adviser to various  series of the Trust except for the Feeder  Fund,  based upon a pro rata share for the funds for which it acts as investment adviser, reimburse the Trust for fees and expenses paid to Trustees who are  interested  persons of the Trust and who are employees of an adviser or its affiliates.  The  Compensation  Table below  sets  forth the total  compensation  paid to the  Trustees  of the Trust, before reimbursement,  for the fiscal year ended December 31, 2006. In addition, the table sets forth the total  compensation to be paid to the Trustees from all the Gartmore Funds for the fiscal year ended  December 31, 2006.  Trust officers receive no compensation from the Trust in their capacity as officers.

     The  Trust  does not  maintain  any  pension  or  retirement  plans for the
Officers or Trustees of the Trust.

                                            PENSION RETIREMENT
                           AGGREGATE         BENEFITS ACCRUED AS   ESTIMATED ANNUAL
                       COMPENSATION FROM        PART OF TRUST       BENEFITS UPON     TOTAL COMPENSATION
   NAME OF TRUSTEE         THE TRUST              EXPENSES            RETIREMENT      FOR THE COMPLEX(1)

Charles E. Allen              xx                     xx                   xx                  xx
Paula H.J.                    xx                     xx                   xx                  xx
Cholmondeley
C. Brent DeVore               xx                     xx                   xx                  xx
Phyllis Kay Dryden            xx                     xx                   xx                  xx
Barbara L. Hennigar           xx                     xx                   xx                  xx
Paul J. Hondros(2)            xx                     xx                   xx                  xx
Barbara I. Jacobs             xx                     xx                   xx                  xx
Douglas F. Kridler            xx                     xx                   xx                  xx
Michael D. McCarthy           xx                     xx                   xx                  xx
Arden L. Shisler              xx                     xx                   xx                  xx
David Wetmore                 xx                     xx                   xx                  xx

     (1)  On December 31, 2006, the Fund Complex  included two trusts  comprised of 90 investment company funds or series.
     (2)  Resigned  as Trustee  effective  December  15,  2006.  Did not receive compensation from the Trust for meeting attendance or being a Trustee.

CODE OF ETHICS

     Federal  law  requires  the  Trust,   each  of  its  investment   advisers,
subadvisers, and principal underwriter to adopt codes of ethics which govern the personal  securities  transactions of their respective  personnel.  Accordingly, each such entity has adopted a code of ethics pursuant to which their respective
personnel  may  invest  securities  for  their  personal   accounts   (including
securities that may be purchased or held by the Trust).

     Master Fund

BOARD OF TRUSTEES AND OFFICERS

"INDEPENDENT"  TRUSTEES WHO ARE NOT  INTERESTED  PERSONS (AS DEFINED IN THE 1940
ACT) OF THE MASTER FUND

                                                                                   NUMBER OF
                                                                                    BOARDS
                                                                                   IN MASTER
                                        YEAR FIRST                                   FUND
                                         ELECTED A                                  COMPLEX
                        POSITION(S)     TRUSTEE OF                                 ON WHICH            OTHER
                         HELD WITH      THE MASTER     PRINCIPAL OCCUPATION(S)      TRUSTEE     DIRECTORSHIPS HELD
    NAME AND AGE        MASTER FUND      FUND (1)      DURING PAST FIVE YEARS      SERVES(2)      BY TRUSTEE (3)

Lee A. Ault III         Chairman of        1999       Chairman of the Board,           1        Anworth Mortgage
                         the Board                    In-Q-Tel, Inc.                            Asset Corp.;
Age:  70                                              (information                              Office Depot, Inc.
                                                      technology); former
                                                      Chairman of the Board,
                                                      President and CEO,
                                                      Telecredit, Inc.

H. Frederick Christie     Trustee          1994       Private investor; former        20        Ducommun
                                                      President and CEO, The                    Incoproated, IHOP
Age:  73                                              Mission Group                             Corporation;
                                                      (non-utility holding                      Southwest Water
                                                      company, subsidiary of                    Company
                                                      Southern California
                                                      Edison Company)

Joe E. Davis              Trustee          1991       Private investor; former         1        Anworth Mortgage
                                                      Chairman of the Board,                    Asset Corp.;
Age:  72                                              Linear Corporation                        Natural
                                                      (linear motor design and                  Alternatives, Inc.
                                                      production); former
                                                      President and CEO,
                                                      National Health
                                                      Enterprises, Inc.

Martin Fenton             Trustee          1995       Chairman of the Board,          17        None
                                                      Senior Resource Group
Age:  71                                              LLC (development and
                                                      management of senior
                                                      living communities)

Leonard R. Fuller         Trustee          1999       President and CEO,              15        None
                                                      Fuller Consulting
Age: 60                                               (financial management
                                                      consulting firm)

Mary Myers Kauppila       Trustee          1994       Private investor;                5        None
                                                      Chairman of the Board
Age:  52                                              and CEO, Ladera
                                                      Management Company
                                                      (venture capital and
                                                      agriculture); former
                                                      owner and President,
                                                      Energy Investment, Inc.

Kirk P. Pendleton         Trustee          1996       Chairman of the Board            6        None
                                                      and CEO, Cairnwood, Inc.
Age:  66                                              (venture capital
                                                      investment)

"INTERESTED"  TRUSTEES WHO ARE  INTERESTED  PERSONS (AS DEFINED IN THE 1940 ACT)
AND OFFICERS OF THE MASTER FUND (4),(5)

                                                                                   NUMBER OF
                                                                                    BOARDS
                                                                                    IN THE
                                                                                    MASTER
                                        YEAR FIRST                                  FUND(2)
                                         ELECTED A                                  COMPLEX
                        POSITION(S)     TRUSTEE OF                                 ON WHICH            OTHER
                         HELD WITH      THE MASTER     PRINCIPAL OCCUPATION(S)      TRUSTEE     DIRECTORSHIPS HELD
    NAME AND AGE        MASTER FUND      FUND (1)      DURING PAST FIVE YEARS       SERVES        BY TRUSTEE (3)

James K. Dunton        Vice-Chairman       1993       Senior Vice President            2        None
Age:  68                of the Board                  and Director, Capital
                                                      Research and Management
                                                      Company

Donald D. O'Neal       President and       1998       Senior Vice President,           3        None
                          Trustee                     Capital Research and
Age:  46                                              Management Company

OTHER OFFICERS

                                                                         PRINCIPAL OCCUPATION(S)
                        POSITION(S)     YEAR FIRST                       DURING PAST FIVE YEARS
                            WITH        ELECTED AN    AND POSITIONS HELD WITH AFFILIATED ENTITIES OR THE PRINCIPAL
    NAME AND AGE         REGISTRANT       OFFICER                              UNDERWRITER

Alan N. Berro           Senior Vice        1998       Vice President, Capital Research and Management Company;
                         President                    Senior Vice President, Capital Research Company*
Age:  45

Michael J. Downer       Senior Vice        1991       Vice President and Secretary, Capital Research Management
                         President                    and Company; Director, American Funds Distributors, Inc.*;
Age:  51                                              Director, Capital Bank and Trust Company*

Abner D. Goldstine      Senior Vice        1993       Senior Vice President and Director, Capital Research and
                         President                    Management Company
Age: 76

John H. Smet            Senior Vice        1994       Senior Vice President, Capital Research and Management
                         President                    Company; Director, American Funds Distributors, Inc.*
Age: 50

Claudia P. Huntington  Vice President      1994       Senior Vice President, Capital Research and Management
                                                      Company; Director, The Capital Group Companies, Inc.*
Age:  54

Robert W. Lovelace     Vice President      1997       Senior Vice President, Capital Research and Management
                                                      Company; Chairman of the Board, Capital Research Company*;
Age:  43                                              Director, The Capital Group Companies, Inc.*
Susan M. Tolson        Vice President      1999       Senior Vice President, Capital Research Company*

Age:  44

Chad L. Norton           Secretary         1994       Vice President - Fund Business Management Group, Capital
                                                      Research and Management Company
Age:  46
David A. Pritchett       Treasurer         1999       Vice President - Fund Business Management Group, Capital
                                                      Research and Management Company
Age:  40

Steven I. Koszalka       Assistant         2003       Assistant Vice President - Fund Business Management Group,
                         Secretary                    Capital Research and Management Company
Age:
42
Karl C. Grauman          Assistant         2006       Vice President - Fund Business Management Group, Capital
                         Treasurer                    Research and Management Company
Age:  38

Sheryl F. Johnson        Assistant         1997       Vice President - Fund Business Management Group, Capital
                         Treasurer                    Research and Management Company
Age:  38

* Company affiliated with Capital Research and Management Company.
(1) Trustees and officers of the Series serve until their  resignation,  removal or retirement.
(2) Funds  managed by Capital  Research and  Management  Company,  including the
American  Funds and  Endowments,  whose  shareholders  are  limited  to  certain nonprofit organizations.
(3) This  includes all  directorships  (other than those of the American  Funds)
that are held by each Trustee as a director of a public  company or a registered investment company.
(4)  "Interested  persons,"  within the meaning of the 1940 Act, on the basis of their  affiliation  with the Series'  investment  adviser,  Capital Research and
Management Company, or affiliated entities.
(5)  All  of  the   Trustees   and   officers   listed   are   officers   and/or
Directors/Trustees  of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.

THE  ADDRESS  FOR ALL  TRUSTEES  AND  OFFICERS  OF THE  SERIES IS 333 SOUTH HOPE
STREET, 55TH FLOOR, LOS ANGELES, CALIFORNIA 90071, ATTENTION: FUND SECRETARY.

OWNERSHIP OF SHARES OF MASTER FUND AS OF DECEMBER 31, 2006

                                                               AGGREGATE DOLLAR RANGE (1) OF SHARES
                            DOLLAR RANGE (1) OF FUND SHARES     OWNED IN ALL FUNDS IN THE AMERICAN
NAME OF TRUSTEE                      OWNED (2)                  FUNDS FAMILY OVERSEEN BY TRUSTEE

"NON-INTERESTED" TRUSTEES

Lee A. Ault III                        xx                                     xx
H. Frederick Christie                  xx                                     xx
Joe E. Davis                           xx                                     xx
Martin Fenton                          xx                                     xx
Leonard R. Fuller                      xx                                     xx
Mary Myers Kauppila                    xx                                     xx
Kirk P. Pendleton                      xx                                     xx

"INTERESTED" TRUSTEES (3)

James K. Dunton                       None                               Over $100,000
Donald D. O'Neal                      None                               Over $100,000

(1) Ownership disclosure is made using the following ranges: None; $1 - $10,000;
$10,001 - $50,000; $50,001 - $100,000; and Over $100,000. The amounts listed for
"interested"  Trustees include shares owned through The Capital Group Companies,
Inc. retirement plan and 401(k) plan.
(2) All of the Series'  outstanding  shares are owned of record by the  separate
accounts  of  insurance   companies  that  use  the  Series  as  the  underlying
investments for variable annuity and variable life insurance contracts.
(3)  "Interested  persons,"  within the meaning of the 1940 Act, on the basis of their  affiliation  with the Series'  investment  adviser,  Capital Research and
Management Company, or affiliated entities.

TRUSTEE  COMPENSATION --  No compensation is paid by the Series to any officer or trustee who is a director,  officer or employee of the investment adviser or its affiliates. The boards of funds advised by the investment adviser typically meet either  individually  or jointly  with the  boards of other  funds (in each case referred to as a "board  cluster").  The Series  typically pays each independent trustee an annual fee, which ranges from $31,000 to $78,000,  based primarily on the total number of board clusters on which that independent trustee serves.

In addition,  the Series generally pays independent trustees attendance fees for meetings of the board and its  committees.  Board and committee  chairs  receive additional fees for their service.

Independent trustees also receive attendance fees for certain joint meetings and information  sessions with  directors and trustees of other funds advised by the investment  adviser.  The Series and the other funds served by each  independent trustee each pay an equal portion of these attendance fees.

No pension  or  retirement  benefits  are  accrued  as part of Series  expenses.
Independent  trustees may elect, on a voluntary basis, to defer all or a portion of their fees through a deferred compensation plan in effect for the Series. The
Series also reimburses certain expenses of the independent trustees.

Trustee compensation paid during the fiscal year ended December 31, 2006

---------------------------------- -------------------------------------- -----------------------------------
                                                                            TOTAL COMPENSATION (INCLUDING
                                                                                 VOLUNTARILY DEFERRED
                                                                           COMPENSATION(1)) FROM ALL FUNDS
                                     AGGREGATE COMPENSATION (INCLUDING     MANAGED BY CAPITAL RESEARCH AND
                                           VOLUNTARILY DEFERRED               MANAGEMENT COMPANY OR ITS
       NAME                            COMPENSATION(1)) FROM THE FUND                AFFILIATES(2)
---------------------------------- -------------------------------------- -----------------------------------
Lee A. Ault III                                     xx                                    xx
---------------------------------- -------------------------------------- -----------------------------------
H. Frederick Christie(3)                            xx                                    xx
---------------------------------- -------------------------------------- -----------------------------------
Joe E. Davis                                        xx                                    xx
---------------------------------- -------------------------------------- -----------------------------------
Martin Fenton(3)                                    xx                                    xx
---------------------------------- -------------------------------------- -----------------------------------
Leonard R. Fuller                                   xx                                    xx
---------------------------------- -------------------------------------- -----------------------------------
Mary Myers Kauppila(3)                              xx                                    xx
---------------------------------- -------------------------------------- -----------------------------------
Kirk P. Pendleton(3)                                xx                                    xx
---------------------------------- -------------------------------------- -----------------------------------

(1) Amounts may be deferred by eligible  trustees under a nonqualified  deferred compensation plan adopted by the Series in 1993.  Deferred amounts accumulate at an earnings rate determined by the total return of one or more American Funds as designated by the trustees. Compensation shown in this table for the fiscal year ended  December  31,  2006 does not  include  earnings  on amounts  deferred  in previous fiscal years. See footnote 3 to this table for more information.

(2) Fund  managed by Capital  Research and  Management  Company,  including  the
American  Funds and  Endowments,  whose  shareholders  are  limited  to  certain nonprofit organizations.

(3)  Since the  deferred  compensation  plan's  adoption,  the  total  amount of deferred compensation accrued by the Master Fund (plus earnings thereon) through the 2006 fiscal year for  participating  trustees  is as follows:  H.  Frederick
Christie  ($xx),  Martin Fenton  ($xx),  Mary Myers  Kauppila  ($xx) and Kirk P.
Pendleton  ($xx).  Amounts  deferred and  accumulated  earnings  thereon are not funded and are general  unsecured  liabilities  of the Series  until paid to the trustees.

SERIES  ORGANIZATION  AND THE BOARD OF TRUSTEES -- The American Funds  Insurance
Series,  an  open-end  investment  company,  was  organized  as a  Massachusetts business  trust on September  13,  1983.  All American  Funds  Insurance  Series
operations are supervised by its Board of Trustees, which meets periodically and performs  duties required by applicable  state and federal laws.  Members of the board who are not  employed by Capital  Research and  Management  Company or its
affiliates  are paid  certain  fees  for  services  rendered  to the  Series  as described above.  They may elect to defer all or a portion of these fees through a deferred compensation plan in effect for the Series.

Massachusetts  common law provides  that a trustee of a  Massachusetts  business trust  owes a  fiduciary  duty  to the  trust  and  must  carry  out  his or her responsibilities as a trustee in accordance with that fiduciary duty. Generally, a trustee  will  satisfy  his or her  duties if he or she acts in good faith and uses ordinary prudence.

The Series  currently  consists of separate funds which have separate assets and liabilities, and invest in separate investment portfolios. The Board of Trustees may create additional funds in the future. Income, direct liabilities and direct operating expenses of a fund will be allocated directly to that fund and general liabilities  and  expenses  of the Series will be  allocated  among the funds in proportion to the total net assets of each fund.

The Master Fund has three  classes of shares - Class 1, Class 2 and Class 3. The shares of each class  represent  an interest in the same  investment  portfolio.
Each class has equal rights as to voting, redemption, dividends and liquidation, except that each class bears different  distribution expenses and other expenses properly  attributable  to the  particular  class as  approved  by the  Board of
Trustees  and set forth in the  Series'  amended and  restated  rule 18f-3 Plan.
Class 2 and Class 3 shareholders  have  exclusive  voting rights with respect to their respective rule 12b-1 Plans adopted in connection with the distribution of
Class 2 and Class 3 shares.  Shares of each Class of the Series vote together on matters that affect all classes in  substantially  the same  manner.  Each class votes as a class on matters that affect that class alone.

The Series does not hold annual meetings of shareholders.  However,  significant matters that require  shareholder  approval,  such as certain elections of board members or a change in a  fundamental  investment  policy,  will be presented to shareholders  at a meeting called for such purpose.  Shareholders  have one vote per share  owned.  At the  request of the holders of at least 10% of the shares, the Series will hold a meeting at which any member of the Board could be removed by a majority vote.

COMMITTEES  OF THE  BOARD OF  TRUSTEES  -- The  Series  has an  Audit  Committee
comprised of H. Frederick Christie;  Joe E. Davis; Martin Fenton; and Leonard R.
Fuller,  none of whom is an "interested person" of the Series within the meaning of the  1940  Act.  The  Committee  provides  oversight  regarding  the  Series'
accounting  and  financial  reporting  policies and  practices,  their  internal controls and the internal controls of the Series'  principal service  providers.
The  Committee  acts as a liaison  between  the Series'  independent  registered public  accounting  firm and the full  Board of  Trustees.  Six Audit  Committee meetings were held during the 2006 fiscal year.

The Series has a Contracts  Committee comprised of Lee A. Ault III; H. Frederick
Christie;  Joe E. Davis; Martin Fenton;  Leonard R. Fuller; Mary Myers Kauppila;
and Kirk P.  Pendleton,  none of whom is an  "interested  person"  of the Series within the  meaning of the 1940 Act.  The  Committee's  function  is to request, review and consider the  information  deemed  necessary to evaluate the terms of certain  agreements  between  the  Series  and  its  investment  adviser  or the investment  adviser's  affiliates,  such as the Investment  Advisory and Service
Agreement and plan of distribution adopted pursuant to rule 12b-1 under the 1940
Act,  that  the  Series  may  enter  into,  renew or  continue,  and to make its recommendations  to the full Board of Trustees on these  matters.  Two Contracts
Committee meetings were held during the 2006 fiscal year.

The Series  has a  Nominating  Committee  comprised  of Lee A. Ault III;  Joe E.
Davis;  Martin Fenton;  and Mary Myers Kauppila,  none of whom is an "interested person"  of the  Series  within  the  meaning  of the 1940  Act.  The  Committee periodically reviews such issues as the Board's  composition,  responsibilities,
committees,   compensation  and  other  relevant  issues,   and  recommends  any
appropriate changes to the full Board of Trustees. The Committee also evaluates, selects  and  nominates  independent  Trustee  candidates  to the full  Board of
Trustees.  While the  Committee  normally is able to  identify  from its own and other  resources  an ample  number of  qualified  candidates,  it will  consider shareholder  suggestions  of persons to be considered as nominees to fill future vacancies  on the  Board.  Such  suggestions  must  be sent  in  writing  to the
Nominating Committee of the Series, addressed to the Series' Secretary, and must be accompanied by complete biographical and occupational data on the prospective
nominee,   along  with  a  written  consent  of  the  prospective   nominee  for
consideration  of his or her name by the  Committee.  One  Nominating  Committee meeting was held during the 2006 fiscal year.

PROXY VOTING PROCEDURES AND GUIDELINES -- The Series and its investment  adviser have adopted Proxy Voting Guidelines (the  "Guidelines")  with respect to voting proxies  of  securities  held by the  Master  Fund,  other  American  Funds  and
Endowments.  Certain American Funds have  established  separate proxy committees that vote  proxies or delegate  to a voting  officer  the  authority  to vote on behalf of those  funds.  Proxies for all other funds are voted by a committee of the  investment  adviser  under  authority  delegated  by those  funds'  Boards.
Therefore,  if more than one fund  invests  in the same  company,  they may vote differently on the same proposal.

All U.S. proxies are voted.  Non-U.S.  proxies also are voted, provided there is sufficient  time  and  information  available.  After a proxy is  received,  the investment  adviser  prepares  a  summary  of  the  proposals  in the  proxy.  A discussion  of any  potential  conflicts  of  interest  is also  included in the summary.  After reviewing the summary,  one or more research  analysts  familiar with  the  company  and  industry  make a  voting  recommendation  on the  proxy proposals.  A second  recommendation  is made by a proxy  coordinator  (a senior investment  professional) based on the individual's  knowledge of the Guidelines and  familiarity  with  proxy-related  issues.  The  proxy  summary  and  voting recommendations  are then sent to the appropriate proxy voting committee for the final voting decision.

The analyst and proxy coordinator making voting  recommendations are responsible for noting any potential  material  conflicts of interest.  One example might be where a director of one or more  American  Funds is also a director of a company whose proxy is being  voted.  In such  instances,  proxy  committee  members are alerted to the potential  conflict.  The proxy  committee may then elect to vote the  proxy or seek a  third-party  recommendation  or vote of an ad hoc group of committee members.

The Guidelines,  which have been in effect in  substantially  their current form for many years,  provide an important framework for analysis and decision-making by the Master  Fund.  However,  they are not  exhaustive  and do not address all potential issues. The Guidelines provide a certain amount of flexibility so that all relevant facts and  circumstances can be considered in connection with every vote.  As a  result,  each  proxy  received  is  voted on a  case-by-case  basis considering  the specific  circumstances  of each  proposal.  The voting process reflects  the  Master  Fund's  understanding  of  the  company's  business,  its management and its relationship with shareholders over time.

On  August 31 of each  year,  each  Master  Fund is  required  to file Form N-PX containing its complete voting record for the 12 months ended the preceding June
30. Each Master  Fund's  voting  record for the 12 months ended June 30, 2006 is available on the American  Funds website at  americanfunds.com  and on the SEC's website at www.sec.gov.

The following  summary sets forth the general  positions of the American  Funds,
Endowments,  the Series and the investment adviser on various proposals.  A copy of the full  Guidelines is available  upon request,  free of charge,  by calling
American Funds Service  Company at  800/421-0180  or visiting the American Funds website.

     DIRECTOR  MATTERS -- The  election  of a company's  slate of  nominees  for director is generally  supported.  Votes may be withheld for some or all of the  nominees  if  this  is  determined  to  be in  the  best  interest  of shareholders.  Separation  of the  chairman and CEO  positions  may also be
     supported.   Typically,  proposals  to  declassify  the  board  (elect  all directors  annually) are supported  based on the belief that this increases the directors' sense of accountability to shareholders.

     SHAREHOLDER  RIGHTS --  Proposals  to repeal an existing  poison  pill,  to provide for  confidential  voting and to provide for cumulative  voting are usually supported.  Proposals to eliminate the right of shareholders to act by written consent or to take away a shareholder's  right to call a special meeting are not typically supported.

     COMPENSATION  AND BENEFIT PLANS -- Option plans are  complicated,  and many factors are considered in evaluating a plan.  Each plan is evaluated  based on protecting  shareholder interests and a knowledge of the company and its management.  Considerations  include the pricing (or  repricing) of options awarded under the plan and the impact of dilution on existing  shareholders from  past and  future  equity  awards.  Compensation  packages  should  be structured to attract, motivate and retain existing employees and qualified directors; however, they should not be excessive.

     ROUTINE  MATTERS  --  The  ratification  of  auditors,  procedural  matters relating to the annual  meeting and changes to company name are examples of items  considered  routine.  Such  items  are  generally  voted in favor of management's recommendations unless circumstances indicate otherwise.

PRINCIPAL  SHAREHOLDERS -- The following tables identify those investors who own of record or are known by the Master Fund to own  beneficially 5% or more of any class of the Master  Fund's shares as of the opening of business on September 1,
2006.  Unless otherwise  indicated,  the ownership  percentages  below represent ownership of record rather than beneficial ownership.

         Master Fund

MASTER GROWTH-INCOME FUND

NAME AND ADDRESS                    OWNERSHIP PERCENTAGE
----------------------------------------------------------------------------

INVESTMENT ADVISORY AND OTHER SERVICES

     Feeder Fund

     Trust Expenses

     The Trust pays the  compensation  of the Trustees who are not  employees of
NWD Investment Management, Inc. ("NWDIMI"), or its affiliates, and all expenses, including  governmental fees,  interest charges,  taxes,  membership dues in the
Investment Company Institute  allocable to the Trust;  investment  advisory fees and any Rule 12b-1 fees;  fees under the Trust's Fund  Administration  Agreement which includes the expenses of calculating the Fund's net asset values; fees and expenses under the Trust's Master-Feeder  Services Agreement;  fees and expenses of independent  certified public  accountants,  legal counsel,  and any transfer agent,  registrar,  and  dividend  disbursing  agent of the Trust;  expenses  of
preparing,   printing,  and  mailing  shareholders'   reports,   notices,  proxy
statements,  and  reports to  governmental  offices  and  commissions;  expenses connected with the execution,  recording,  and settlement of portfolio  security transactions;  insurance  premiums;  fees and expenses of the  custodian for all services to the Trust;  expenses of calculating the net asset value of shares of the Trust;  expenses of  shareholders'  meetings;  and expenses  relating to the
issuance,   registration,   and  qualification  of  shares  of  the  Trust.  NWD
Investments  or its affiliates  may, from time to time,  agree to voluntarily or contractually waive advisory fees, and if necessary reimburse expenses, in order to limit total  operating  expenses  for the Fund and/or  classes,  as described below. These expense limitations apply to the classes described; if a particular class is not referenced, there is no expense limitation for that class.

     Master-Feeder Service Provider to the Feeder Fund

     NWD Investments,  1200 River Road, Suite 1000,  Conshohocken,  Pennsylvania
19428 is the  master-feeder  service  provider  for the  Feeder  Fund  under the master-feeder structure. NWD Investments was organized in 1999.

     NWD Investments will provide master-feeder  operational support services to the Feeder Fund under the Master-Feeder  Services Agreement.  Such services will include,  but are not  limited  to: (i)  providing  information  to the Board of
Trustees  enabling it to make all  necessary  decisions of whether to invest the assets of the Feeder Fund in shares of a particular  Master Fund,  if any;  (ii)
monitoring  the  ongoing  investment  performance  of the  Master  Fund  and its respective service providers, and the level of expenses borne by shareholders of the Master Fund; (iii)  coordination  with the Master Fund's board of directors,
officers   and   service   providers   to  obtain  all   information,   reports,
certifications, signatures and other materials necessary for the composition and filing of the Feeder Fund's  registration  statements,  shareholder  reports and other disclosure materials;  (iv) coordinating  financial statement reports with those of the Master  Fund;  (v)  coordination  with the Master  Fund's  board of directors,  officers and service  providers to obtain all information,  reports, certifications,  signatures and other  materials  necessary to enable the Feeder
Fund to prepare and maintain any processes,  materials and/or reports (including effecting any necessary filings with appropriate  regulatory  agencies) that may be  necessary  or  prudent  pursuant  to the  Sarbanes-Oxley  Act of 2002;  (vi)
effecting  daily  trades  into  or from  the  Master  Fund,  settling  all  such transactions  and  performing  trading  and  settlement  reconciliations;  (vii)
facilitation  of  distribution  of Master Fund proxy  solicitation  materials to
Feeder Fund shareholders and/or coordination with the Master Fund's officers and service providers to incorporate  Master Fund proxy information into Feeder Fund proxy  solicitation  materials;  (viii)  coordination  with  the  Master  Fund's officers and service providers to enable the Feeder Fund to compile and maintain their  respective  books and records as may be legally  required  or  reasonably necessary or prudent;  (ix) such  activities  as are  necessary  for the design, development and  maintenance of each Feeder Fund as a product  offering to Trust shareholders;  (x) providing regular and special reports,  information and other educational  materials to the Board of Trustees concerning any particular Feeder
Fund-Master Fund structure or of master-feeder  fund structures in general;  and
(xi)  providing  such other  services as are  necessary  or  appropriate  to the efficient  operation  of the Feeder Fund with respect to its  investment  in the
Master Fund.

     For the services rendered under the Master-Feeder Services Agreement, Class
II and Class VII shares of the Feeder Fund shall pay to NWD Investments,  at the end of each calendar  month, a fee based upon the average daily value of the net assets of the Feeder Fund at the annual rate of 0.25%.

     NWD  Investments  has entered into a written  contract with the Trust under
which  it  will  waive  0.15%  of  the  fees  that  it  charges  for   providing
master-feeder  operational services to the Class II and Class VII shares of each
Feeder Fund under the Master-Feeder Services Agreement.  This contract currently runs until May 1, 2008 and may be renewed at that time.

     Master Fund

INVESTMENT ADVISER TO THE MASTER FUND

     The investment  adviser to the Master Fund, Capital Research and Management
Company ("Capital Research"),  founded in 1931, maintains research facilities in the United States and abroad (Los Angeles; San Francisco;  New York; Washington,
DC; London;  Geneva;  Hong Kong;  Singapore;  and Tokyo).  These  facilities are staffed with experienced investment  professionals.  Capital Research is located at 333 South Hope Street,  Los Angeles,  CA 90071 and at 135 South State College
Boulevard,  Brea, CA 92821. It is a wholly owned subsidiary of The Capital Group
Companies,   Inc.,  a  holding   company  for  several   investment   management
subsidiaries.  The  investment  adviser  manages  equity assets for the American
Funds through two divisions.  These divisions generally function separately from each  other  with  respect  to  investment  research  activities  and they  make investment decisions for the funds on a separate basis.

     The Investment Advisory and Service Agreement (the "Agreement") between the
Master Series and the investment  adviser will continue in effect until December
31,  2007,  unless  sooner  terminated,  and may be  renewed  from  year to year thereafter,  provided  that any such renewal has been  specifically  approved at least  annually by (a) the Board of  Trustees,  or by the vote of a majority (as defined in the 1940 Act) of the outstanding  voting securities of the applicable
Series,  and (b) the vote of a majority of  trustees  who are not parties to the
Agreements or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting  called for the purpose of voting on such  approval.
The  Agreements  provide  that the  investment  adviser has no  liability to the
Series for its acts or omissions in the  performance  of its  obligations to the
Series not involving willful misconduct, bad faith, gross negligence or reckless disregard of its obligations  under the Agreements.  The Agreements also provide that either  party has the right to terminate  them,  without  penalty,  upon 60 days' written notice to the other party,  and that the Agreements  automatically terminate in the event of their assignment (as defined in the 1940 Act).

     As  compensation  for its  services,  Capital  Research  receives a monthly investment  advisory  fee which is  accrued  daily,  from the Master  Fund,  and indirectly from each Feeder Fund as a shareholder in the Master Fund, calculated at the annual rates:  0.50% of the first $600 million of net assets,  plus 0.45%
on net assets  greater than $600 million but not exceeding  $1.5  billion,  plus
0.40% on net assets  greater than $1.5 billion but not  exceeding  $2.5 billion, plus  0.32% on net assets  greater  than $2.5  billion  but not  exceeding  $4.0 billion,  plus 0.285% on net assets  greater than $4.0 billion but not exceeding
$6.5  billion,  plus  0.256% on net assets  greater  than $6.5  billion  but not exceeding  $10.5  billion,  plus 0.242% on net assets greater than $10.5 billion but not exceeding  $13.0  billion,  plus 0.235% on net assets greater than $13.0 billion but not exceeding  $17.0 billion,  plus 0.23% on net assets greater than
$17.0 billion but not exceeding $21.0 billion, plus 0.225% on net assets greater than $21.0 billion but not exceeding $27.0 billion, plus 0.222% on net assets in excess of $27.0 billion.

     In addition to providing  investment  advisory  services,  Capital Research furnishes  the  services  and pays  the  compensation  and  travel  expenses  of qualified persons to perform the executive and related administrative  functions of the Master Fund, and provides  necessary  office space,  office equipment and utilities,  and general purpose  accounting forms,  supplies and postage used at the office of the Master Fund  relating  to the  services  furnished  by Capital
Research. Subject to the expense agreement described below, the Master Fund will pay all expenses not expressly assumed by Capital Research,  including,  but not limited to: registration and filing fees of federal and state agencies; blue sky expenses (if any); expenses of shareholders' meetings; the expense of reports to existing shareholders; expenses of printing proxies and prospectuses;  insurance premiums;  legal and auditing fees; dividend disbursement  expenses; the expense of the issuance, transfer and redemption of its shares; custodian fees; printing and  preparation  of  registration  statements;  taxes;  compensation,  fees and expenses paid to trustees unaffiliated with Capital Research;  association dues;
and costs of stationary and forms prepared exclusively for the Master Fund.

     The Capital  Research  Agreements  provide for an advisory fee reduction to the extent that the annual  ordinary net operating  expenses of each Master Fund exceed 1 1/2% of the first $30 million of the average month-end total net assets of the Master  Fund and 1% of the average  month-end  total net assets in excess thereof.  Expenses which are not subject to this limitation are interest,  taxes and  extraordinary  items,  such as litigation.  Expenditures,  including  costs incurred in connection with the purchase or sale of portfolio securities,  which are  capitalized in accordance  with generally  accepted  accounting  principles applicable to investment  companies,  are accounted for as capital items and not as expenses.

     The Agreements provide for an advisory fee reduction to the extent that the annual  ordinary net operating  expenses of the Master Fund exceed 1 1/2% of the first $30 million of the average  month-end  total net assets of the Master Fund and 1% of the average  month-end  total net assets in excess  thereof.  Expenses which are not subject to this limitation are interest,  taxes and  extraordinary items, such as litigation.  Expenditures, including costs incurred in connection with the  purchase or sale of portfolio  securities,  which are  capitalized  in
accordance  with  generally  accepted   accounting   principles   applicable  to
investment companies, are accounted for as capital items and not as expenses.

     The Master Fund investment  adviser's total fees for the fiscal years ended
December 31, 2006, 2005 and 2004 were:

                                            Fiscal Year Ended
       Fund                   2006                2005                2004

Master Growth-Income Fund     $xx             $ 54,602,000        $ 43,883,000

PORTFOLIO MANAGERS

     Appendix  C  contains  the  following  information  regarding  each  of the portfolio managers identified in the Fund's  prospectuses:  (i) the dollar range of the portfolio  manager's  investments in the Fund;  (ii) a description of the portfolio  manager's  compensation  structure;  and (iii) information  regarding other  accounts  managed by the  portfolio  manager and  potential  conflicts of interest that might arise from the management of multiple accounts.

DISTRIBUTOR

     Feeder Fund

     Gartmore Distribution Services, Inc. ("GDSI") serves as underwriter for the
Fund in the continuous  distribution  of its shares  pursuant to an Underwriting
Agreement dated as of February 28, 2005 (the "Underwriting  Agreement").  Unless
otherwise terminated, the Underwriting Agreement will continue from year to year thereafter for successive  annual periods,  if, such  continuance is approved at least annually by (i) the Trust's Board of Trustees or by the vote of a majority of the  outstanding  shares of that Fund, and (ii) the vote of a majority of the
Trustees  of the Trust who are not  parties  to the  Underwriting  Agreement  or interested persons (as defined in the 1940 Act) of any party to the Underwriting
Agreement,  cast in person at a meeting called for the purpose of voting on such approval.  The  Underwriting  Agreement  may be  terminated  in the event of any assignment,  as defined in the 1940 Act.  Until  September 30, 2002,  Nationwide
Securities,  Inc.  ("NSI")  served  as  the  Trust's  underwriter.   GDSI  is  a
wholly-owned  subsidiary  of  Nationwide  Asset  Management,  Inc.  ("NAMI"),  a
Delaware holding company. NAMI is a wholly-owned  subsidiary of NWD Investments, which is an investment adviser and is wholly-owned by NWD Investment Management,
Inc.  ("NWDIMI"),  a  Delaware  holding  company.  NWDIMI is a  majority  owned, indirect subsidiary of NWD Management & Research Trust ("NWD MRT").

The  following  entities  or  people  are  affiliates  of the Trust and are also affiliates of GDSI:

     Gartmore Mutual Fund Capital Trust
     NWD Management & Research Trust
     Gartmore SA Capital Trust
     Nationwide Life Insurance Company
     Nationwide Life and Annuity Insurance Company
     Nationwide Financial Services, Inc.
     Nationwide Corporation
     Nationwide Mutual Insurance Company
     John H. Grady
     Gerald Holland
     Eric Miller

     In its  capacity  as  Distributor,  GDSI  solicits  orders  for the sale of
Shares, advertises and pays the costs of distribution, advertising, office space and the personnel  involved in such  activities.  GDSI receives no  compensation under the Underwriting Agreement with the Trust, but may retain all or a portion of the sales  charge and 12b-1  fee,  if any,  imposed  upon sales of the Fund's shares.

     Master Fund

     American Funds Distributors,  Inc. ("AFD") is the distributor of the Master
Fund's shares. AFD is located at 333 South Hope Street,  Los Angeles,  CA 90071;
135 South State College Boulevard,  Brea, CA 92821; 3500 Wiseman Boulevard,  San
Antonio,  TX 78251; 8332 Woodfield Crossing Boulevard,  Indianapolis,  IN 46240;
and 5300 Robin Hood Road, Norfolk, VA 23513.

DISTRIBUTION PLAN

     Master Fund

     The Master Fund does not charge a  distribution  fee on the class of shares on which the Feeder Fund invests.

     Feeder Fund

     The  Trust,  with  respect  to shares of the  Feeder  Fund,  has  adopted a
Distribution  Plan (the  "Plan")  under  Rule  12b-1 of the 1940  Act.  The Plan permits the Feeder Fund to compensate GDSI, as the Fund's principal underwriter, for expenses  associated with the  distribution of the Feeder Fund's Class II or
Class VII shares.  Although  actual  distribution  expenses may be more or less, each Feeder  Fund pays 0.25% of the average  daily net assets of Class II shares and 0.40% of the average daily net assets of Class VII shares as a  distribution fee, regardless of expenses.

     As required by Rule 12b-1,  the Plan was approved by the Board of Trustees, including a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect  financial  interest in the  operation of the
Plan (the "Independent Trustees").  The Plan was initially approved by the Board of Trustees  as it relates to the Feeder Fund on December 7, 2006.  The Plan may
be amended from time to time by vote of a majority of the Trustees,  including a majority of the  Independent  Trustees,  cast in person at a meeting  called for that purpose.  The Plan may be terminated as to the applicable  shares of a Fund by vote of a majority of the Independent  Trustees,  or by vote of a majority of the outstanding  shares of that Class or Fund, as applicable.  Any change in the
Plan that would  materially  increase the  distribution  cost to the  applicable shareholders  requires  shareholder  approval.  The Trustees review  quarterly a written  report of such  costs and the  purposes  for which such costs have been incurred.  For so long as the Plan is in effect,  selection  and  nomination  of those Trustees who are not interested persons of the Trust shall be committed to the discretion of such  disinterested  persons.  All agreements  with any person relating to the  implementation  of the Plan may be terminated at any time on 60 days' written  notice without  payment of any penalty,  by vote of a majority of the  Independent  Trustees  or by a vote  of  the  majority  of the  outstanding applicable  shares.  The Plan will  continue in effect for  successive  one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the Independent Trustees, and (ii) by a vote of a majority of the  entire  Board of  Trustees  cast in person at a meeting  called for that purpose.  The  Board  of  Trustees  has a duty  to  request  and  evaluate  such information  as may be  reasonably  necessary  for  them  to  make  an  informed determination  of  whether  the Plan  should be  implemented  or  continued.  In addition  the Trustees in approving  the Plan as to a Fund must  determine  that there is a  reasonable  likelihood  that the Plan will benefit such Fund and its
Shareholders.

     The Board of  Trustees of the Trust  believes  that the Plan is in the best interests of the Fund since it encourages  Fund growth and  maintenance  of Fund assets.  As the Fund  grows in  size,  certain  expenses,  and  therefore  total expenses  per Share,  may be reduced  and overall  performance  per Share may be improved.

     GDSI may enter into, from time to time, Rule 12b-1 Agreements with selected dealers  pursuant  to which  such  dealers  will  provide  certain  services  in connection with the distribution of a Fund's Shares  including,  but not limited to, those  discussed  above.  GDSI or an  affiliate of GDSI does pay  additional amounts from its own resources to dealers or other financial  intermediaries for aid  in  distribution  or  for  aid  in  providing  administrative  services  to shareholders.

FUND PARTICIPATION AGREEMENTS

     The Trust,  on behalf of the Feeder Fund,  GDSI and  Nationwide  Investment
Services  Corporation  ("NISC") has entered into Fund Participation  Agreements.
Under these  agreements,  NISC will receive a Rule 12b-1 fee from the Fund at an annual  rate of 0.25% (for Class II shares)  and 0.40% (for Class VII shares) of the average daily net assets of the Fund.

FUND ADMINISTRATION AND TRANSFER AGENCY SERVICES

     Under the terms of a Fund  Administration  Agreement,  NWD  Investments,  a
wholly-owned  subsidiary  of NWDIMI,  provides  for various  administrative  and accounting services to the Fund, including daily valuation of the Fund's shares, preparation of financial  statements,  tax returns,  and regulatory reports, and presentation of quarterly  reports to the Board of Trustees.  Gartmore  Investor
Services, Inc. ("GISI"), a wholly owned subsidiary of NWD Investments, serves as transfer agent and dividend  disbursing agent for the Fund. Both NWD Investments and GISI are located at 1200 River Road,  Conshohocken,  Pennsylvania 19428. For
the  fund  administration  and  transfer  agency  services,  the  Fund  pays NWD
Investments a combined  annual fee based on the Trust's average daily net assets according to the following schedule:

                                                      AGGREGATE TRUST FEE
                  ASSET LEVEL                    AS A PERCENTAGE OF NET ASSETS

               up to $1 billion                              0.15%
     $1 billion and more up to $3 billion                    0.10%
     $3 billion and more up to $8 billion                    0.05%
     $8 billion and more up to $10 billion                   0.04%
    $10 billion and more up to $12 billion                   0.02%
              $12 billion or more                            0.01%

     NWD  Investments  pays GISI from these fees for its services as the Trust's transfer and dividend disbursing agent.

SUB-ADMINISTRATION

     NWD  Investments  has  entered  into a Services  Agreement  with BISYS Fund
Services Ohio, Inc.  ("BISYS"),  and GISI has entered into a Sub-Transfer  Agent
Agreement  with  BISYS,   effective  May  2,  2005,  to  provide   certain  fund
administration  and transfer agency  services for the Fund held  beneficially by its customers.  For these services,  NWD Investments pays BISYS an annual fee at the  following  rates based on the average  daily net assets of the aggregate of all the funds of the Trust that BISYS is providing such services for:

                                                       AGGREGATE TRUST FEE
                ASSET LEVEL                       AS A PERCENTAGE OF NET ASSETS

              up to $1 billion                              0.10%
    $1 billion and more up to $3 billion                    0.05%
    $3 billion and more up to $8 billion                    0.04%
    $8 billion and more up to $10 billion                   0.02%
   $10 billion and more up to $12 billion                   0.01%
            $12 billion or more                            0.005%

ADMINISTRATIVE SERVICES PLAN

     Under the terms of an Administrative  Services Plan, the Trust is permitted to enter Servicing Agreements with servicing  organizations who agree to provide certain  administrative  support  services  for the  Fund.  Such  administrative support services include but are not limited to the following:  establishing and
maintaining   shareholder   accounts,   processing   purchase   and   redemption
transactions,  arranging for bank wires, performing shareholder  sub-accounting, answering  inquiries  regarding the Fund,  providing periodic statements showing the account balance for beneficial  owners or for Plan  participants or contract holders of insurance company separate  accounts,  transmitting proxy statements, periodic reports,  updated prospectuses and other communications to shareholders and,  with  respect to meetings of  shareholders,  collecting,  tabulating,  and forwarding to the Trust executed  proxies and obtaining  such other  information and performing such other services as may reasonably be required.

     As authorized by the  Administrative  Services  Plan, the Trust has entered into a Fund Participation  Agreement,  effective May 2, 2005,  pursuant to which
Nationwide  Financial  Services,  Inc.  ("NFS")  has agreed to  provide  certain administrative support services to the Fund, held beneficially by its customers.
NFS is a majority owned  subsidiary of Nationwide  Corporation,  which also owns
NWD MRT. In consideration for providing administrative support services, NFS and other entities with which the Trust may enter into Servicing  Agreements  (which may include NSI) will receive a fee,  computed at the annual rate of up to 0.25%
of the average  daily net assets of the Class II shares and 0.25% of the average daily net assets of the Class VII shares of the Feeder Fund held by customers of
NFS or any such other entity.

CUSTODIAN

     JPMorgan Chase Bank, 4 New York Plaza, New York, NY 10008, is the Custodian
for the  Fund  and  makes  all  receipts  and  disbursements  under a  Custodian
Agreement.  The Custodian  performs no managerial or policy making functions for the Fund.

LEGAL COUNSEL

     Stradley   Ronon  Stevens  &  Young,   LLP,   2600  One  Commerce   Square,
Philadelphia, PA 19103, serves as the Trust's legal counsel.

INDEPENDENT REGISTERED PUBLIC ACCOUNTANTING FIRM

     PricewaterhouseCoopers  LLP, Two Commerce  Square,  Suite 1700, 2001 Market
Street,  Philadelphia,  PA 19103-7042,  serves as Independent  Registered Public
Accounting Firm for the Trust.

BROKERAGE ALLOCATIONS

     Feeder Fund

The Feeder Fund has no investment adviser;  thus, this section does not apply to the Feeder Fund.

     Master Fund

The Master Fund's investment  adviser places orders with  broker-dealers for the
Series' portfolio  transactions.  The investment  adviser strives to obtain best execution on the Fund's portfolio transactions, taking into account a variety of factors to produce the most favorable total price  reasonably  attainable  under the circumstances.  These factors include the size and type of transaction,  the cost  and  quality  of  executions,  and the  broker-dealer's  ability  to offer liquidity and anonymity.  The Series does not consider the investment adviser as having an  obligation  to obtain the  lowest  available  commission  rate to the exclusion  of price,  service  and  qualitative  considerations.  Subject to the considerations  outlined above, the investment  adviser may place orders for the
Series' portfolio  transactions with  broker-dealers who have sold shares of the funds  managed  by the  investment  adviser,  or who  have  provided  investment research,  statistical or other related services to the investment  adviser.  In placing orders for the Series' portfolio  transactions,  the investment  adviser does  not  commit  to any  specific  amount  of  business  with  any  particular broker-dealer.  Further,  when the  investment  adviser  places  orders  for the
Series' portfolio transactions,  it does not give any consideration to whether a broker-dealer  has sold shares of the funds managed by the  investment  adviser.
The investment adviser may, however,  give consideration to investment research, statistical or other related services  provided to the adviser in placing orders for the Series' portfolio transactions.

Portfolio  transactions  for the Series may be  executed  as part of  concurrent authorizations  to purchase or sell the same  security for other funds served by the investment  adviser,  or for trusts or other  accounts  served by affiliated companies of the investment adviser. When such concurrent  authorizations occur, the objective is to allocate the executions in an equitable manner.

Brokerage  commissions  and  concessions  (commissions  built  into the price of bonds) paid on portfolio  transactions  for the fiscal years ended  December 31,
2006, 2005, and 2004 were:

--------------------------------- -- ----- -- -------------- -- ---------------
FISCAL YEAR ENDED                    2006         2005              2004
--------------------------------- -- ----- -- -------------- -- ---------------
Master Growth-Income Fund              xx      $ 10,782,000       11,022,000
--------------------------------- -- ----- -- -------------- -- ---------------

With respect to fixed-income securities,  brokerage commissions include explicit investment dealer  concessions and may exclude other transaction costs which may be reflected in the spread between the bid and asked price.

The Series is required  to disclose  information  regarding  investments  in the securities of its "regular"  broker-dealers  (or parent companies of its regular broker-dealers)  that derive more than 15% of their revenue from  broker-dealer, underwriter or investment adviser activities. A regular broker-dealer is (a) one of the 10  broker-dealers  that received  from the Series the largest  amount of brokerage commissions by participating,  directly or indirectly,  in the Series'
portfolio  transactions  during the Series' most recent fiscal year;  (b) one of the 10 broker-dealers  that engaged as principal in the largest dollar amount of portfolio transactions of the Series during the Series' most recent fiscal year;
or (c) one of the 10  broker-dealers  that sold the largest amount of securities of the Series during the Series' most recent fiscal year.

At the  end of  the  Series'  most  recent  fiscal  year,  the  Series'  regular broker-dealers included Banc of America Securities,  LLC, Deutsche Bank AG, J.P.
Morgan  Securities  Inc., State Street Bank & Trust Company and Citigroup Global
Markets Inc. As of the Series' fiscal year-end,  the following funds held equity and/or debt securities of an affiliated company of such regular broker-dealers:

--------------------- ------------------------------------------ ------------------ -------------
                      AFFILIATED COMPANY OF REGULAR              TYPE OF SECURITY   AMOUNT
                      BROKER-DEALER
--------------------- ------------------------------------------ ------------------ -------------
Master-Growth Fund    Citigroup Inc.                                  equity        277,834,000

--------------------- ------------------------------------------ ------------------ -------------
                      Bank of America Corp.                           equity        167,524,000

--------------------- ------------------------------------------ ------------------ -------------
                                                                       debt         99,752,000

--------------------- ------------------------------------------ ------------------ -------------
                      J.P. Morgan Chase &                             equity        164,630,000

--------------------- ------------------------------------------ ------------------ -------------
                      State Street Corp.                              equity        47,124,000

--------------------- ------------------------------------------ ------------------ -------------

PURCHASES, REDEMPTIONS AND PRICING OF SHARES

     Feeder Fund

     An insurance company purchases shares of the Feeder Fund at their net asset value ("NAV") using purchase payments received on variable annuity contracts and variable life insurance  policies  issued by separate  accounts.  These separate accounts are funded by shares of the Feeder Fund.

     All investments in the Trust are credited to the  shareholder's  account in the form of full and fractional shares of the designated Feeder Fund (rounded to the nearest 1/1000 of a share). The Trust does not issue share certificates.

     The NAV per share of the Feeder Fund is  determined  once daily,  as of the close of  regular  trading  on the New York  Stock  Exchange  (generally  4 P.M.
Eastern  Time) on each  business  day the New York  Stock  Exchange  is open for regular trading (and on such other days as the Board  determines).  However,  to the extent that the Fund's  investments are traded in markets that are open when the New York Stock Exchange is closed,  the value of the Fund's  investments may change on days when shares cannot be purchased or redeemed.

     The Trust will not compute NAV for the Fund on customary  national business holidays, including the following:  Christmas Day, New Year's Day, Martin Luther
King, Jr. Day,  Presidents' Day, Good Friday,  Memorial Day,  Independence  Day,
Labor Day and Thanksgiving Day.

     The Fund reserves the right to not  determine  net asset value when:  (i) a
Fund has not received any orders to purchase,  sell or exchange  shares and (ii)
changes in the value of that  Fund's  portfolio  do not affect  that  Fund's net asset value.

     The offering price for orders placed before the close of the New York Stock
Exchange,  on each business day the Exchange is open for trading,  will be based upon calculation of the NAV at the close of regular trading on the Exchange. For orders placed after the close of regular trading on the Exchange, or on a day on which the Exchange is not open for trading, the offering price is based upon NAV at the close of the Exchange on the next day thereafter on which the Exchange is open  for  trading.  The  NAV of a  share  of the  Fund on  which  offering  and redemption  prices  are based is the NAV of the Fund,  divided  by the number of shares outstanding, the result being adjusted to the nearer cent. The NAV of the
Fund is determined by subtracting  the liabilities of the Fund from the value of its assets  (chiefly  composed of shares in the Master Fund).  The NAV per share for a class is calculated by adding the value of all securities and other assets of a Fund allocable to the class, deducting liabilities allocable to that class, and  dividing  by the number of that  class'  shares  outstanding.  The Fund may reject any order to buy shares and may suspend the sale of shares at any time.

     THE NAV OF THE  FEEDER  FUND IS  DETERMINED  BASED ON THE NAV OF THE MASTER
FUND.  SECURITIES  OF THE MASTER  FUND ARE VALUED AT THEIR  NAV.  THE  FOLLOWING
SUMMARIZES INFORMATION REGARDING HOW THE MASTER FUND DETERMINES NAV.

     Master Fund

     All portfolio  securities of funds managed by Capital  Research (other than money  market  funds) are  valued,  and the net asset  values per share for each share class are determined, as follows:

     1. Equity  securities,  including  depositary  receipts,  are valued at the official  closing  price of, or the last reported sale price on, the exchange or market on which such  securities are traded,  as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price.  Prices for each  security are taken from the  principal  exchange or market in which the  security  trades.  Fixed-income  securities  are  valued at prices  obtained  from an  independent  pricing  service,  when such  prices are available;  however,  in  circumstances  where the  investment  adviser deems it appropriate to do so, such  securities will be valued at the mean quoted bid and asked prices or at prices for  securities  of comparable  maturity,  quality and type.  Securities with both fixed-income and equity  characteristics,  or equity securities traded  principally  among  fixed-income  dealers,  are valued in the manner described above for either equity or fixed-income  securities,  depending on which method is deemed most appropriate by the investment adviser.

     Securities  with original  maturities of one year or less having 60 days or less to  maturity  are  amortized  to  maturity  based on their cost if acquired within 60 days of  maturity,  or if already  held on the 60th day,  based on the value determined on the 61st day.  Forward currency  contracts are valued at the mean of representative quoted bid and asked prices.

     Assets or liabilities  initially expressed in terms of non-U.S.  currencies are translated  prior to the next  determination  of the net asset value of each fund's shares into U.S. dollars at the prevailing market rates.

     Securities and assets for which  representative  market  quotations are not readily  available  or are  considered  unreliable  are  valued at fair value as determined in good faith under policies  approved by the Series' Board.  Subject to Board oversight,  the Series' Board has delegated the obligation to make fair valuation  determinations  to a Valuation  Committee  established by the Series'
investment  adviser.  The Board receives regular reports describing  fair-valued securities and the valuation methods used.

     The Valuation  Committee has adopted guidelines and procedures  (consistent with SEC rules and guidance) to ensure that certain basic principles and factors are  considered  when  making  all  fair  value  determinations.  As  a  general principle,  securities lacking readily available market quotations are valued in good faith by the Valuation  Committee  based upon what a fund might  reasonably expect to receive upon their current sale. The Valuation Committee considers all indications  of value  available  to it in  determining  the "fair  value" to be assigned to a particular security,  including,  without limitation, the type and cost of the  security,  contractual  or  legal  restrictions  on  resale  of the security,  relevant financial or business  developments of the issuer,  actively traded  similar or related  securities,  conversion  or  exchange  rights on the security,  related  corporate  actions,  significant  events occurring after the close of trading in the security and changes in overall market  conditions.  The
Valuation  Committee employs  additional fair value procedures to address issues related to investing  substantial portions of applicable fund portfolios outside the United  States.  Securities  owned by these funds trade in markets that open and close at different times,  reflecting time zone differences.  If significant events  occur  after the close of a market (and  before  these  fund's net asset values are next  determined)  which  affect the value of  portfolio  securities, appropriate  adjustments from closing market prices may be made to reflect these events.  Events of this type could include,  for example,  earthquakes and other natural  disasters or  significant  price changes in other markets  (e.g.,  U.S.
stock markets);

     2. Each  class of shares  represents  interests  in the same  portfolio  of investments  and is identical  in all  respects to each other class,  except for differences  relating to  distribution,  service and other charges and expenses,
certain  voting  rights,   differences  relating  to  eligible  investors,   the
designation  of  each  class  of  shares,   conversion   features  and  exchange
privileges.  Expenses  attributable to a fund, but not to a particular  class of shares,  are borne by each class pro rata based on relative aggregate net assets of the classes. Expenses directly attributable to a class of shares are borne by that class of shares. Liabilities, including accruals of taxes and other expense items  attributable to particular share classes,  are deducted from total assets attributable to such share classes.

     3. Net  assets so  obtained  for each share  class are then  divided by the total number of shares outstanding of that share class, and the result,  rounded to the nearer cent, is the net asset value per share for that share class.

PERFORMANCE ADVERTISING

     Feeder Fund

     The Fund may use past performance in advertisements,  sales literature, and its prospectus,  including  calculations of average annual total return,  30-day yield, and seven-day yield, as described below.

CALCULATING YIELD AND TOTAL RETURN

     Feeder Fund

     The Fund may from time to time advertise historical performance, subject to
Rule 482 under the Securities Act, or Rule 34b-1 under the 1940 Act. An investor should keep in mind that any return or yield quoted  represents past performance and is not a guarantee of future  results.  The investment  return and principal value of investments will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

     All  performance  advertisements  shall include average annual total return quotations  for the most recent one, five, and ten year periods (or life, if the
Fund has been in operation  less than one of the  prescribed  periods).  Average annual  total  return  represents  the rate  required  each year for an  initial investment to equal the redeemable value at the end of the quoted period.  It is calculated  in a uniform  manner by dividing  the ending  redeemable  value of a hypothetical  initial  payment of $1,000 for a specified  period of time, by the amount of the  initial  payment,  assuming  reinvestment  of all  dividends  and distributions.  The one,  five,  and ten year  periods are  calculated  based on periods that end on the last day of the calendar  quarter  preceding the date on which an advertisement is submitted for publication.

     The Fund may also from time to time advertise a uniformly  calculated yield quotation.  This yield is calculated by dividing the net  investment  income per share earned during a 30-day base period by the maximum offering price per share
on  the  last  day  of  the  period,  and  annualizing  the  results,   assuming
reinvestment  of all  dividends and  distributions.  This yield formula uses the average number of shares entitled to receive dividends, provides for semi-annual compounding  of  interest,  and  includes a  modified  market  value  method for determining  amortization.  The yield will fluctuate,  and there is no assurance that the yield quoted on any given occasion will remain in effect for any period of time.

ADDITIONAL INFORMATION

     Feeder Fund

DESCRIPTION OF SHARES

     The Amended Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional  shares of beneficial  interest of the Fund and to divide or combine such shares into a greater or lesser number of shares  without thereby  exchanging the  proportionate  beneficial  interests in the Trust. Each share of the Fund  represents an equal  proportionate  interest in the Fund with each other share.  The Trust  reserves the right to create and issue a number of different funds.  Shares of the Fund would participate  equally in the earnings, dividends,  and assets of that particular  fund.  Upon  liquidation of the Fund, shareholders  are  entitled  to  share  pro rata in the net  assets  of the Fund available for distribution to shareholders.

     The Trust is currently  authorized to offer shares of beneficial  interest, without par value,  in 40 series.  With regard to the Feeder Fund,  the Trust is authorized to offer Class II and Class VII shares.

     You have an interest only in the assets of the shares of the Fund which you own. Shares of a particular  class are equal in all respects to the other shares of that class. In the event of liquidation of the Fund, shares of the same class will share pro rata in the  distribution  of the net assets of the Fund with all other shares of that class. All shares are without par value and when issued and paid for, are fully paid and nonassessable by the Trust. Shares may be exchanged or converted as described in this Statement of Additional Information and in the
Prospectus but will have no other preference, conversion, exchange or preemptive rights.

VOTING RIGHTS

     Feeder Fund

     Shareholders are entitled to one vote for each share held. Shareholders may vote in the election of Trustees and on other  matters  submitted to meetings of shareholders. Generally, amendment may not be made to the Amended Declaration of
Trust  without  the  affirmative  vote of a majority of the  outstanding  voting securities of the Trust.  The Trustees may,  however,  further amend the Amended
Declaration of Trust without the vote or consent of shareholders to:

     (1)  designate series of the Trust; or

     (2)  change the name of the Trust; or

     (3)  apply any  omission,  cure,  correct,  or  supplement  any  ambiguous,
          defective,   or   inconsistent   provision   to  conform  the  Amended
          Declaration of Trust to the requirements of applicable federal laws or regulations if they deem it necessary.

     Shares have no pre-emptive or conversion rights.  Shares,  when issued, are fully paid and  nonassessable.  In regard to  termination,  sale of  assets,  or change of investment  restrictions,  the right to vote is limited to the holders of shares of the particular  Fund affected by the proposal.  However,  shares of all  funds of the  Trust  vote  together,  and not by  individual  Fund,  in the election of  Trustees.  If an issue must be approved by a majority as defined in the 1940 Act, a "majority of the outstanding voting securities" means the lesser of (i) 67% or more of the shares  present at a meeting  when the holders of more than 50% of the outstanding  shares are present or represented by proxy, or (ii)
more than 50% of the  outstanding  shares.  For the election of Trustees  only a plurality is required.

SHAREHOLDER INQUIRIES

     All  inquiries  regarding  the Trust should be directed to the Trust at the telephone  number  or  address  shown on the  cover  page of this  Statement  of
Additional Information.

TAX STATUS

     Feeder Fund

     Election  To Be  Taxed  As A  Regulated  Investment  Company.  The Fund has
elected  and  qualified,  and  intends  to  continue  to  qualify  (or if  newly organized,  intends to elect and  qualify),  as a regulated  investment  company under  Subchapter  M of the  Internal  Revenue  Code  ("Code").  As a  regulated investment company,  the Fund generally pays no federal income tax on the income and gain it  distributes.  The Fund  intends to  distribute  annually all of its investment  company  taxable income and realized net capital gains and therefore does not expect to pay federal  income tax,  although in certain  circumstances, the Fund may  determine  that it is in the interest of  shareholders  (insurance company  separate  accounts) to distribute  less than that amount.  The Board of
Trustees  reserves the right not to maintain the  qualification of the Fund as a regulated  investment  company  if it  determines  such a course of action to be beneficial to  shareholders.  In such case, the Fund will be subject to federal, and possibly state, corporate taxes on its taxable income and gain.

     Excise Tax  Distribution  Requirements.  To avoid federal excise taxes, the
Code requires the Fund to make certain minimum  distributions  by December 31 of each year.  Federal  excise taxes will not apply to the Fund in a given calendar year,  however,  if  all of  its  shareholders  (other  than  certain  permitted shareholders)  at all  times  during  the  calendar  year are  segregated  asset accounts of life  insurance  companies  where the shares are held in  connection with variable products.  For purposes of determining  whether the Fund qualifies for this exemption, any shares attributable to an investment in the Fund made in connection  with  organization  of  the  Fund  is  disregarded  as  long  as the investment doesn't exceed $250,000.

     Consent  Dividends.  The Fund may utilize  consent  dividend  provisions of
Section 565 of the Code to make  distributions.  Provided that all  shareholders agree in a consent  filed  with the  income tax return of the Fund to treat as a dividend the amount  specified in the consent,  the amount will be  considered a distribution  just as any other  distribution  paid in money and reinvested back into the Fund.

     Section 817 Diversification Requirements. The Fund (Feeder Fund) intends to comply  with the  diversification  requirements  of  Section  817(h) of the Code relating  to the  tax-deferred  status of  variable  accounts  that are based on insurance  company  separate  accounts  (segregated  asset  account).  If  these requirements are not met, or under other limited  circumstances,  it is possible that the contract holders,  rather than the separate  accounts,  will be treated for federal  income tax purposes as the taxable owners of the assets held by the separate accounts.  The Feeder Fund intends to comply with these diversification requirements through its investment in the Master Fund.

     Section 817(h) of the Code generally  requires a variable  contract  (other than a pension plan contract) that is based on a segregated  asset account to be adequately diversified. Generally, the investments of a segregated asset account are  considered to be adequately  diversified  for purposes of Section 817(h) of the Code if no more than 55  percent  of the  value of the  total  assets of the account is represented by any one investment; no more than 70 percent by any two investments; no more than 80 percent by any three investments;  and no more than
90  percent by any four  investments.  Because  the value of the  Feeder  Fund's investment  in the Master  Fund is  greater  than 55 percent of the value of the total assets of the Feeder Fund,  the investing  segregated  asset account would not be treated as  adequately  diversified  unless its  investment in the Feeder
Fund is treated as including an  investment in a pro rata portion of each of the assets of the corresponding Master Fund.

     Section  817(h) of the Code  provides a  look-through  rule for purposes of testing the  diversification  of a  segregated  asset  account that invests in a regulated  investment  company  such as the Feeder  Fund.  Treasury  Regulations
Section 1.817-5(f)(1)  provides, in part, that if the look-through rule applies, a beneficial interest in an investment company (including a regulated investment company)  shall not be  treated as a single  investment  of a  segregated  asset account;  instead,  a pro rata portion of each asset of the  investment  company shall  be  treated  as an  asset  of  the  segregated  asset  account.  Treasury
Regulations  Section 817-5(f)(2)  provides (except as otherwise  permitted) that the look-through rule shall apply to an investment company only if -

     o    All the beneficial interests in the investment company are held by one or more segregated asset accounts of one or more insurance  companies;
          and

     o    Public  access to such  investment  company is  available  exclusively through the purchase of a variable contract.

     As provided in its offering documents,  all the beneficial interests in the
Feeder  Fund  and the  Master  Fund  are  held by one or more  segregated  asset accounts of one or more insurance companies (except as otherwise permitted), and public access to the Feeder Fund and the Master Fund is available solely through the purchase of a variable contract. Accordingly, under the look-through rule of
Section  817(h) of the Code and Treasury  Regulations  Section  1.817-5(f),  the
investing  segregated  asset  account is treated as owning a pro rata portion of each asset of the Feeder Fund in which it invests,  including a pro rata portion of each asset of the Master  Fund.  See Revenue  Ruling  2005-7,  2005-6 IRB 464
(January 19, 2005).

     Master Fund

     Election To Be Taxed As A Regulated Investment Company. The Master Fund has
elected and  qualified,  and intends to continue to qualify (or if newly formed, intends to elect and qualify), as a regulated investment company. As a regulated investment company,  the Master Fund generally pays no federal income tax on the income and gain it distributes.  The Board of Trustees reserves the right not to maintain the qualification of the Master Fund as a regulated  investment company if it determines  such a course of action to be beneficial to  shareholders.  In such case, the Fund will be subject to federal,  and possibly  state,  corporate taxes on its taxable income and gain.

     Distribution Requirements.  A regulated investment company qualifying under
Subchapter M of the Code is required to distribute to its  shareholders at least
90% of its  investment  company  taxable  income  (including  the  excess of net short-term  capital gain over net long-term capital losses) and generally is not subject to federal income tax to the extent that it distributes annually 100% of its  investment  company  taxable  income and realized net capital  gains in the manner  required under the Code. The Master Fund intends to distribute  annually all of its  investment  company  taxable  income and realized net capital  gains
(taking  into  account any capital  loss carry  forward of the Master  Fund) and therefore  does not  expect to pay  federal  income  tax,  although  in  certain circumstances,  the Master  Fund may  determine  that it is in the  interest  of shareholders to distribute less than that amount.

     Income and Diversification  Tests. To be treated as a regulated  investment company under Subchapter M of the Code, the Master Fund must also: (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities  loans and gains from the sale or other  disposition of securities or foreign currencies,  or other income (including,  but not limited to, gains from options,  futures or forward  contracts) derived with respect to the business of investing  in such  securities  or  currencies,  and net income  derived from an interest  in a certain  publicly  traded  partnerships;  and (b)  diversify  its holdings  so that,  at the end of each fiscal  quarter,  (i) at least 50% of the market value of its assets is represented by cash,  U.S.  government  securities and securities of other regulated  investment  companies,  and other  securities
(for  purposes  of this  calculation,  generally  limited  in respect of any one issuer,  to an amount  not  greater  than 5% of the  market  value of the Master
Fund's assets and 10% of the outstanding  voting  securities of such issuer) and
(ii) not more than 25% of the value of its assets is invested in the  securities of (other than U.S.  government  securities or the securities of other regulated investment  companies)  any one issuer or two or more  issuers  which the Master
Fund  controls and which are  determined  to be engaged in the same,  similar or related  trades or  businesses,  or the  securities of certain  publicly  traded partnerships.

     Section  817  Diversification   Requirements.  In  addition  to  the  asset
diversification   and  other  requirements  for  qualification  as  a  regulated investment  company,  the  Master  Fund  is  subject  to  another  set of  asset diversification  requirements  applicable to insurance company separate accounts
and  their  underlying  funding  vehicles.   To  satisfy  these  diversification
requirements,  as of the  end  of  each  calendar  quarter  or  within  30  days thereafter,  a fund must (a) be qualified as a "regulated  investment  company";
and (b) have  either  (i) no more than 55% of the total  value of its  assets in cash  and  cash  equivalents,  government  securities  and  securities  of other regulated  investment  companies;  or (ii) no more than 55% of its total  assets represented by any one investment,  no more than 70% by any two investments,  no more  than  80% by any  three  investments,  and no more  than  90% by any  four investments. For this purpose all securities of the same issuer are considered a single investment,  and each agency or instrumentality of the U.S. government is treated as a separate  issuer of  securities.  The Series intends to comply with these  regulations.  If the  Master  Fund  should  fail  to  comply  with  these regulations,  Contracts  invested  in its  Master  Fund will not be  treated  as annuity, endowment or life insurance contracts under the Code.

     Excise Tax  Distribution  Requirements.  To avoid federal excise taxes, the
Code  requires the Master Fund to  distribute  by December 31 of each year, at a minimum, the following amounts: 98% of its taxable ordinary income earned during the  calendar  year;  98% of its  capital  gain net  income  earned  during  the twelve-month  period ending  October 31; and 100% of any  undistributed  amounts from  the  prior  year.  The  Master  Fund  intends  to  declare  and pay  these distributions  in December (or to pay them in January,  in which case the Feeder
Fund must treat them as received in December),  but can give no assurances  that its distributions will be sufficient to eliminate all taxes.

OTHER TAX CONSEQUENCES

     Feeder Fund

     Effect Of Foreign  Investments  On  Distributions.  The Fund  (through it's investment  in the  Master  Fund) may invest in  foreign  securities  and may be subject to foreign  withholding  taxes on income from those  securities that may reduce distributions.

     Master Fund

     Effect of Foreign  Investments  on  Distributions.  Dividend  and  interest income received by the Master Fund from sources outside the United States may be subject to  withholding  and other taxes imposed by such foreign  jurisdictions.
Tax conventions  between certain countries and the United States,  however,  may reduce or eliminate  these foreign taxes.  Most foreign  countries do not impose taxes on capital gains with respect to investments by foreign investors.

     Under the Code,  gains or losses  attributable  to fluctuations in exchange rates that  occur  between  the time the  Master  Fund  accrues  receivables  or liabilities  denominated  in a foreign  currency  and the time the  Master  Fund actually  collects  such  receivables,  or pay such  liabilities,  generally are treated as ordinary income or ordinary loss.  Similarly,  on disposition of debt securities  denominated  in a foreign  currency  and on  disposition  of certain futures contracts,  forward contracts and options,  gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the  security or contract  and the date of  disposition  are also  treated as ordinary  gain or loss.  These  gains or losses,  referred  to under the Code as
Section 988 gains or losses,  may  increase or decrease the amount of the Master
Fund's  investment  company taxable income to be distributed to its shareholders as ordinary income.

     If the Master Fund invests in stock of certain passive  foreign  investment companies  (PFICs),  the  Master  Fund may be  subject  to U.S.  federal  income taxation on a portion of any "excess distribution" with respect to, or gain from the disposition  of, such stock.  The tax would be determined by allocating such distribution or gain ratably to each day of the Master Fund's holding period for the stock.  The  distribution  or gain so  allocated  to any taxable year of the
Master  Fund,  other  than  the  taxable  year  of the  excess  distribution  or disposition,  would be taxed to the Master Fund at the highest  ordinary  income rate in effect  for such  year,  and the tax would be  further  increased  by an interest charge to reflect the value of the tax deferral deemed to have resulted from the ownership of the foreign company's stock. Any amount of distribution or gain allocated to the taxable year of the  distribution or disposition  would be
included  in  the  Master  Fund's   investment   company   taxable  income  and,
accordingly,  would not be taxable to the Master Fund to the extent  distributed by the Master Fund as a dividend to its shareholders.

     To avoid such tax and  interest,  the Master Fund intends to elect to treat these  securities  as sold on the last day of its fiscal year and  recognize any gains for tax purposes at that time. Under this election,  deductions for losses are allowable only to the extent of any prior  recognized  gains, and both gains and losses will be treated as ordinary  income or loss.  The Master Fund will be required to  distribute  any resulting  income,  even though it has not sold the security and received cash to pay such distributions.  Upon disposition of these securities,  any gain  recognized  is  treated  as  ordinary  income and loss is treated as  ordinary  loss to the extent of any prior  recognized  gain.  If the
Master Fund is unable to identify an investment as a PFIC and thus does not make such a mark-to-market  election,  the Master Fund may be subject to U.S. federal income  tax  on a  portion  of  any  "excess  distribution"  or  gain  from  the disposition  of such  shares  even if such  income is  distributed  as a taxable dividend by the Fund to its  shareholders.  Additional  charges in the nature of interest may be imposed on the Master Fund in respect of deferred  taxes arising from such distributions or gains.

     Investment  In Complex  Securities.  The Master  Fund may invest in complex securities  that could be subject to  numerous  special  and  complex tax rules.
These  rules  could  accelerate  the  recognition  of income by the Master  Fund
(possibly  causing  the  Master  Fund to sell  securities  to raise the cash for necessary  distributions)  and/or defer the Master Fund's ability to recognize a loss, and, in limited cases,  subject the Master Fund to U.S. federal income tax on income from certain foreign securities. These rules could also affect whether gain or loss recognized by the Master Fund is treated as ordinary or capital, or as interest or dividend income. These rules could, therefore, affect the amount, timing or character of the income distributed by the Master Fund. For example:

     A  portion  of the  difference  between  the  issue  price  of zero  coupon securities and their face value  (original  issue  discount) is considered to be income to the Master  Fund each  year,  even  though  the  Master  Fund will not receive cash  interest  payments  from these  securities.  This  original  issue discount (imputed income) will comprise a part of the investment company taxable income of the Master Fund that must be distributed to  shareholders  in order to maintain the qualification of the Master Fund as regulated  investment companies and to avoid federal income taxation at the level of the Master Fund.

     In  addition,  some of the bonds may be  purchased  by the Master Fund at a discount that exceeds the original  issue  discount on such bonds,  if any. This additional  discount represents market discount for federal income tax purposes.
The gain realized on the disposition of any bond having a market discount may be treated as taxable  ordinary income to the extent it does not exceed the accrued market  discount on such bond or the Master Fund may elect to include the market discount in income in tax years to which it is attributable.  Generally, accrued market  discount  may be figured  under  either the  ratable  accrual  method or constant  interest  method.  If the Master Fund has paid a premium over the face amount of a bond,  the  Master  Fund has the  option of  either  amortizing  the premium  until bond maturity and reducing the Master Fund's basis in the bond by the amortized  amount, or not amortizing and treating the premium as part of the bond's basis.  In the case of any debt security  having a fixed maturity date of not more than one year from its date of issue,  the gain realized on disposition generally  will be treated as a short-term  capital gain.  In general,  any gain realized on  disposition  of a security  held less than one year is treated as a short-term capital gain.

TAX CONSEQUENCES TO SHAREHOLDERS

     Since  shareholders  of the Fund  will be the  insurance  company  separate accounts,  no  discussion  is  included  herein  concerning  federal  income tax consequences  for the holders of the contracts.  For information  concerning the federal income tax consequences to any such holder, see the prospectus  relating to the applicable contract.

APPENDIX A

                                  DEBT RATINGS

                         STANDARD & POOR'S DEBT RATINGS

A Standard & Poor's  corporate or municipal debt rating is a current  assessment of the  creditworthiness  of an obligor with  respect to a specific  obligation.
This  assessment  may  take  into  consideration  obligors  such as  guarantors, insurers, or lessees.

The debt rating is not a recommendation  to purchase,  sell, or hold a security, inasmuch  as it does  not  comment  as to  market  price  or  suitability  for a particular investor.  The ratings are based on current information  furnished by the issuer or  obtained by  Standard & Poor's  from other  sources it  considers reliable.  Standard & Poor's  does not perform an audit in  connection  with any rating and may,  on  occasion,  rely on  unaudited  financial  information.  The ratings may be changed,  suspended,  or  withdrawn as a result of changes in, or unavailability of, such information, or for other circumstances.

The ratings are based, in varying degrees, on the following considerations:

     1.   Likelihood of default - capacity and  willingness of the obligor as to
          the  timely   payment  of  interest  and  repayment  of  principal  in
          accordance with the terms of the obligation.

     2.   Nature of and provisions of the obligation.

     3.   Protection  afforded by, and relative  position of, the  obligation in the event of bankruptcy,  reorganization,  or other  arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

                                INVESTMENT GRADE

AAA- Debt rated  'AAA' has the  highest  rating  assigned  by Standard & Poor's.
     Capacity to pay interest and repay principal is extremely strong.

AA-  Debt  rated  'AA' has a very  strong  capacity  to pay  interest  and repay principal and differs from the highest rated issues only in small degree.

A-   Debt rated 'A' has a strong  capacity to pay interest  and repay  principal although it is somewhat more  susceptible to the adverse effects of changes in  circumstances  and  economic  conditions  than  debt  in  higher  rated categories.

BBB- Debt rated 'BBB' is regarded as having an adequate capacity to pay interest and repay  principal.  Whereas it  normally  exhibits  adequate  protection parameters,  adverse economic conditions or changing circumstances are more likely to lead to a weakened  capacity to pay interest and repay  principal for debt in this category than in higher rated categories.

                                SPECULATIVE GRADE

Debt rated 'BB',  'B', 'CCC',  'CC' and 'C' is regarded as having  predominantly speculative  characteristics  with respect to capacity to pay interest and repay principal.  'BB' indicates the least degree of speculation  and 'C' the highest.
While such debt will likely have some  quality and  protective  characteristics, these are outweighed by large  uncertainties  or major risk exposures to adverse conditions.

BB-  Debt  rated 'BB' is less  vulnerable  to  default  than  other  speculative issues.  However,  it faces  major  ongoing  uncertainties  or  exposure to adverse  business,  financial,  or economic  conditions which could lead to inadequate capacity to meet timely interest and principal payments.

B-   Debt  rated 'B' has a greater  vulnerability  to default  than  obligations rated BB but  currently  has the  capacity to meet  interest  payments  and principal repayments.  Adverse business,  financial, or economic conditions will  likely  impair  capacity or  willingness  to pay  interest  and repay principal.

CCC- Debt rated 'CCC' is currently  vulnerable to default, and is dependent upon favorable  business,  financial,  and  economic  conditions  to meet timely payment of interest  and  repayment of  principal.  In the event of adverse business,  financial, or economic conditions,  it is not likely to have the capacity to pay interest and repay principal.

CC-  Debt rated 'CC' typically is currently highly vulnerable to nonpayment.

C-   Debt rated 'C'  signifies  that a bankruptcy  petition has been filed,  but debt service payments are continued.

D-   Debt rated 'D' is in payment default.  The `D' rating category is used when interest  payments or principal  payments are not made on the date due even if the applicable  grace period has not expired,  unless  Standard & Poor's believes that such payments will be made during such grace period.  The `D'
     rating also will be used upon the filing of a  bankruptcy  petition if debt service payments are jeopardized.

                         MOODY'S LONG-TERM DEBT RATINGS

Aaa- Bonds which are rated Aaa are judged to be of the best quality.  They carry the smallest  degree of investment  risk and are  generally  referred to as
     "gilt  edged."  Interest  payments  are  protected  by a  large  or  by  an exceptionally  stable  margin and  principal  is secure.  While the various protective elements are likely to change, such changes as can be visualized are most  unlikely  to impair the  fundamentally  strong  position  of such issues.

Aa-  Bonds which are rated Aa are judged to be of high quality by all standards.
     Together with the Aaa group they comprise what are generally  known as high grade bonds.  They are rated lower than the best bonds  because  margins of protection  may not be as  large as in Aaa  securities  or  fluctuation  of protective  elements  may be of  greater  amplitude  or there  may be other elements  present which make the long-term risk appear somewhat larger than in Aaa securities.

A-   Bonds which are rated A possess many  favorable  investment  attributes and are to be considered as  upper-medium  grade  obligations.  Factors  giving security to principal and interest are  considered  adequate,  but elements may be present which suggest a  susceptibility  to impairment  some time in the future.

Baa- Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly  protected nor poorly secured).  Interest  payments and  principal  security  appear  adequate  for  the  present  but  certain protective elements may be lacking or may be characteristically  unreliable over any great  length of time.  Such  bonds  lack  outstanding  investment characteristics and in fact have speculative characteristics as well.

Ba-  Bonds  which are rated Ba are judged to have  speculative  elements;  their future cannot be considered well-assured.  Often the protection of interest and  principal  payments  may  be  very  moderate,  and  thereby  not  well safeguarded during both good and bad times over the future.  Uncertainty of position characterizes bonds in this class.

B-   Bonds which are rated B generally  lack  characteristics  of the  desirable investment.  Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa- Bonds  which are  rated Caa are of poor  standing.  Such  issues  may be in default  or there  may be  present  elements  of  danger  with  respect  to principal or interest.

Ca-  Bonds which are rated Ca represent  obligations  which are speculative in a high  degree.  Such  issues  are  often in  default  or have  other  marked shortcomings.

C-   Bonds which are rated C are the lowest rated class of bonds,  and issues so rated can be regarded as having  extremely poor prospects of ever attaining any real investment standing.

                            STATE AND MUNICIPAL NOTES

Excerpts from Moody's, description of state and municipal note ratings:

MIG-1-- Notes bearing this designation are of the best quality,  enjoying strong protection  from  established  cash flows of funds for their servicing from established and board-based access to the market for refinancing, or both.

MIG-2-- Notes  bearing this  designation  are of high  quality,  with margins of protection ample although not so large as in the preceding group.

MIG-3-- Notes  bearing  this  designation  are of  favorable  quality,  with all security  elements  accounted for but lacking the strength of the preceding grade. Market access for refinancing,  in particular,  is likely to be less well established.

               FITCH IBCA INFORMATION SERVICES, INC. BOND RATINGS

Fitch IBCA Information  Services,  Inc. ("Fitch")  investment grade bond ratings provide a guide to investors in determining  the credit risk  associated  with a particular  security.  The ratings represent Fitch's  assessment of the issuer's ability to meet the  obligations  of a specific debt issue or class of debt in a timely manner.

The  rating  takes  into  consideration  special  features  of  the  issue,  its relationship  to other  obligations of the issuer,  the current and  prospective financial  condition and operating  performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality.

Fitch  ratings do not  reflect  any credit  enhancement  that may be provided by insurance policies or financial guaranties unless otherwise indicated.

Bonds that have the same  rating are of similar  but not  necessarily  identical
credit  quality  since  the  rating   categories  do  not  fully  reflect  small
differences in the degrees of credit risk.

Fitch  ratings  are not  recommendations  to buy,  sell,  or hold any  security.
Ratings do not comment on the adequacy of market price,  the  suitability of any security for a particular  investor,  or the tax-exempt  nature or taxability of payments made in respect of any security.

Fitch ratings are based on information  obtained from issuers,  other  obligors, underwriters,  their  experts,  and other sources Fitch believes to be reliable.
Fitch  does not  audit or  verify  the truth or  accuracy  of such  information.
Ratings may be changed,  suspended,  or  withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

AAA  Bonds considered  investment grade and representing the lowest  expectation of credit risk. The obligor has an exceptionally strong capacity for timely payment of financial commitments,  a capacity that is highly unlikely to be adversely affected by foreseeable events.

AA   Bonds  considered  investment  grade and of very high credit quality.  This rating  indicates a very strong  capacity  for timely  payment of financial commitments, a capacity that is not significantly vulnerable to foreseeable events.

A    Bonds  considered  investment  grade and  representing a low expectation of credit risk. This rating  indicates a strong capacity for timely payment of financial commitments.  This capacity may, nevertheless, be more vulnerable to changes in economic  conditions  or  circumstances  than long- term debt with higher ratings.

BBB  Bonds  considered to be in the lowest  investment grade and indicating that there is currently low  expectation of credit risk. The capacity for timely payment of  financial  commitments  is  considered  adequate,  but  adverse changes in economic  conditions and circumstances are more likely to impair this capacity.

BB   Bonds are  considered  speculative.  This rating  indicates that there is a possibility  of  credit  risk  developing,  particularly  as the  result of
     adverse  economic  changes  over  time;  however,   business  or  financial
     alternatives  may be available to allow  financial  commitments  to be met.
     Securities rated in this category are not investment grade.

B    Bonds  are  considered  highly  speculative.  This  rating  indicates  that significant credit risk is present, but a limited margin of safety remains.
     Financial  commitments  are  currently  being met;  however,  capacity  for continued  payment is contingent upon a sustained,  favorable  business and economic environment.

CCC, CC and C Bonds  are  considered  a high  default  risk.  Default  is a real possibility.  Capacity for meeting financial  commitments is solely reliant upon sustained,  favorable business or economic developments. A 'CC' rating indicates  that default of some kind appears  probable.  'C' rating signals imminent default.

DDD, DD and D  Bonds  are  in  default.  Such  bonds  are  not  meeting  current obligations  and are extremely  speculative.  'DDD'  designates the highest potential for recovery of amounts  outstanding on any  securities  involved and 'D' represents the lowest potential for recovery.

                               SHORT-TERM RATINGS

                   STANDARD & POOR'S COMMERCIAL PAPER RATINGS

A Standard & Poor's ("S&P")  commercial paper rating is a current  assessment of the likelihood of timely payment of debt  considered  short-term in the relevant market.

Ratings are graded into several  categories,  ranging from 'A-1' for the highest quality obligations to 'D' for the lowest. These categories are as follows:

A-1  This highest category  indicates that the degree of safety regarding timely payment is strong.  Those issues  determined  to possess  extremely  strong safety characteristics are denoted with a plus sign (+) designation.

A-2  Capacity   for  timely   payment  on  issues  with  this   designation   is
     satisfactory.  However, the relative degree of safety is not as high as for issues designated 'A-1'.

A-3  Issues carrying this designation have adequate capacity for timely payment.
     They are,  however,  more  vulnerable to the adverse  effects of changes in circumstances than obligations carrying the higher designations.

B    Issues  rated 'B' are  regarded as having  only  speculative  capacity  for timely payment.

C    This  rating is assigned  to  short-term  debt  obligations  with  doubtful capacity for payment.

D    Debt rated 'D' is in payment default.  the 'D' rating category is used when interest payments or principal  payments are not made on the date due, even if the applicable  grace period has not expired,  unless  Standard & Poor's believes that such payments will be made during such grace period.

                         STANDARD & POOR'S NOTE RATINGS

An S&P note rating reflects the liquidity factors and market-access risks unique to notes.  Notes  maturing  in three  years or less will  likely  receive a note rating.  Notes maturing  beyond three years will most likely receive a long-term debt rating.

     The following criteria will be used in making the assessment:

     1.   Amortization  schedule  - the larger the final  maturity  relative  to other  maturities,  the more  likely  the issue is to be  treated as a note.

     2.   Source of  payment - the more the issue  depends on the market for its refinancing, the more likely it is to be considered a note.

Note rating symbols and definitions are as follows:

SP-1 Strong capacity to pay principal and interest. Issues determined to possess very strong  capacity to pay  principal  and  interest are given a plus (+)
     designation.

SP-2 Satisfactory   capacity  to  pay   principal   and   interest,   with  some
     vulnerability  to adverse  financial and economic  changes over the term of the notes.

SP-3 Speculative capacity to pay principal and interest.

                           MOODY'S SHORT-TERM RATINGS

Moody's  short-term debt ratings are opinions on the ability of issuers to repay punctually senior debt obligations.  These obligations have an original maturity not exceeding one year, unless  explicitly noted.  Moody's employs the following three  designations,  all judged  investment  grade,  to indicate  the  relative repayment capacity of rated issuers:

Issuers rated Prime-1 (or supporting  institutions) have a superior capacity for repayment of senior short-term debt obligations. Prime-1 repayment capacity will normally be  evidenced  by the  following  characteristics:  (I) leading  market positions  in well  established  industries,  (II) high rates of return on funds employed, (III) conservative capitalization structures with moderate reliance on debt and ample asset  protection,  (IV) broad  margins in  earnings  coverage of fixed  financial  charges  and  high  internal  cash  generation,  and (V)  well established  access to a range of  financial  markets  and  assured  sources  of alternative liquidity.

Issuers rated Prime-2 (or supporting  institutions)  have a strong  capacity for repayment of short-term promissory obligations.  This will normally be evidenced by many of the  characteristics  cited above,  but to a lesser degree.  Earnings trends and  coverage  ratios,  while sound,  will be more subject to  variation.
Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Issuers rated Prime-3 (or supporting  institutions) have an acceptable  capacity for  repayment  of  short-term  promissory  obligations.  The effect of industry characteristics  and market  composition may be more pronounced.  Variability in earnings and profitability may result in changes in the level of debt protection measurements  and may  require  relatively  high  financial  leverage.  Adequate alternate liquidity is maintained.

Issuers rated Not Prime do not fall within any of the prime rating categories.

                              MOODY'S NOTE RATINGS

MIG  1/VMIG 1 This  designation  denotes best quality.  There is present  strong protection  by  established  cash  flows,  superior  liquidity  support  or demonstrated broad based access to the market for refinancing.

MIG  2/VMIG 2 This designation  denotes high quality.  Margins of protection are ample although not so large as in the preceding group.

MIG  3/VMIG 3 This designation denotes favorable quality.  All security elements are  accounted  for but there is lacking  the  undeniable  strength  of the preceding  grades.  Liquidity  and cash flow  protection  may be narrow and market access for refinancing is likely to be less well established.

MIG  4/VMIG 4 This designation  denotes adequate  quality.  Protection  commonly regarded as required of an investment  security is present and although not distinctly or predominantly speculative, there is specific risk.

SG   This  designation  denotes  speculative  quality.  Debt instruments in this category lack margins of protection.

                           FITCH'S SHORT-TERM RATINGS

Fitch's  short-term ratings apply to debt obligations that are payable on demand or have original  maturities of up to three years,  including  commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

The  short-term  rating places greater  emphasis than a long-term  rating on the existence of liquidity  necessary to meet the issuer's  obligations  in a timely manner.

     F-1+ Exceptionally  strong credit quality.  Issues assigned this rating are regarded  as having  the  strongest  degree of  assurance  for  timely payment.

     F-1  Very strong credit  quality.  Issues  assigned this rating  reflect an assurance of timely  payment only  slightly less in degree than issues rated F-1+.

     F-2  Good credit  quality.  Issues assigned this rating have a satisfactory degree of assurance for timely payment but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

APPENDIX B

                         PROXY VOTING GUIDELINE SUMMARY

Because  the Feeder Fund  invest all or  substantially  all of its assets in the
Master  Fund,  the  authority  to vote  proxies  related  to the  Master  Fund's portfolio  securities  have been  provided to Capital  Research  and  Management
Company  ("Capital  Research" or the  "investment  adviser"),  the Master Fund's investment  adviser.  Capital  Research's proxy voting procedures and guidelines are summarized below.

CAPITAL RESEARCH AND MANAGEMENT COMPANY

The Master Fund and its investment  adviser have adopted Proxy Voting Guidelines
(the  "Guidelines")  with respect to voting  proxies of  securities  held by the
Master Fund,  other American Funds and Endowments.  Certain  American Funds have established  separate proxy committees that vote proxies or delegate to a voting officer the  authority to vote on behalf of those  funds.  Proxies for all other funds  are  voted by a  committee  of the  investment  adviser  under  authority delegated by those funds'  Boards.  Therefore,  if more than one fund invests in the same company, they may vote differently on the same proposal.

All U.S. proxies are voted.  Non-U.S.  proxies also are voted, provided there is sufficient  time  and  information  available.  After a proxy is  received,  the investment  adviser  prepares  a  summary  of  the  proposals  in the  proxy.  A discussion  of any  potential  conflicts  of  interest  is also  included in the summary.  After reviewing the summary,  one or more research  analysts  familiar with  the  company  and  industry  make a  voting  recommendation  on the  proxy proposals.  A second  recommendation  is made by a proxy  coordinator  (a senior investment  professional) based on the individual's  knowledge of the Guidelines and  familiarity  with  proxy-related  issues.  The  proxy  summary  and  voting recommendations  are then sent to the appropriate proxy voting committee for the final voting decision.

The analyst and proxy coordinator making voting  recommendations are responsible for noting any potential  material  conflicts of interest.  One example might be where a director of one or more  American  Funds is also a director of a company whose proxy is being  voted.  In such  instances,  proxy  committee  members are alerted to the potential  conflict.  The proxy  committee may then elect to vote the  proxy or seek a  third-party  recommendation  or vote of an ad hoc group of committee members.

The Guidelines,  which have been in effect in  substantially  their current form for many years,  provide an important framework for analysis and decision-making by all funds.  However, they are not exhaustive and do not address all potential issues.  The  Guidelines  provide a certain  amount of  flexibility  so that all relevant  facts and  circumstances  can be considered  in connection  with every vote.  As a  result,  each  proxy  received  is  voted on a  case-by-case  basis considering  the specific  circumstances  of each  proposal.  The voting process reflects the funds' understanding of the company's business,  its management and its relationship with shareholders over time.

On  August 31 of each  year,  each  Master  Fund is  required  to file Form N-PX containing its complete voting record for the 12 months ended the preceding June
30. Each Master  Fund's  voting  record for the 12 months ended June 30, 2004 is available on the American  Funds website at  americanfunds.com  and on the SEC's website at www.sec.gov.

The following  summary sets forth the general  positions of the American  Funds,
Endowments,  the Master Funds and the investment adviser on various proposals. A copy of the full  Guidelines  is  available  upon  request,  free of charge,  by calling  American Funds Service Company at 800/421-0180 or visiting the American
Funds' website.

DIRECTOR  MATTERS -- The election of a company's  slate of nominees for director is generally supported. Votes may be withheld for some or all of the nominees if this is determined to be in the best interest of shareholders. Separation of the chairman  and CEO  positions  may also be  supported.  Typically,  proposals  to declassify the board (elect all directors  annually) are supported  based on the
belief  that  this  increases  the  directors'   sense  of   accountability   to
shareholders.

SHAREHOLDER  RIGHTS -- Proposals to repeal an existing  poison pill,  to provide for  confidential  voting  and to provide  for  cumulative  voting  are  usually supported.  Proposals to eliminate the right of  shareholders  to act by written consent or to take away a shareholder's  right to call a special meeting are not typically supported.

COMPENSATION AND BENEFIT PLANS -- Option plans are complicated, and many factors are considered in evaluating a plan.  Each plan is evaluated based on protecting shareholder  interests  and a  knowledge  of the  company  and  its  management.
Considerations  include the pricing (or repricing) of options  awarded under the plan and the impact of dilution on  existing  shareholders  from past and future equity awards.  Compensation packages should be structured to attract,  motivate and retain existing employees and qualified directors;  however, they should not be excessive.

ROUTINE MATTERS -- The ratification of auditors,  procedural matters relating to the annual meeting and changes to company name are examples of items  considered routine. Such items are generally voted in favor of management's recommendations unless circumstances indicate otherwise.

--------------------------------------------------------------------------------
                         APPENDIX C - PORTFOLIO MANAGERS
--------------------------------------------------------------------------------

                       Information as of December 31, 2006

INVESTMENTS IN THE FUND

Because the Feeder Fund  invests all or  substantially  all of its assets in the
Master Fund, the information  below  summarizes the Master Fund holdings of each portfolio manager to the Master Fund.

Name of Portfolio Manager    Fund Name                      Dollar Range of
                                                            Investments in the
                                                            Fund(1)

James K. Dunton              Master Growth-Income Fund      xx
Donald D. O'Neal                                            xx
Claudia P. Huntington                                       xx
J. Blair Frank                                              xx
C. Ross Sappenfield                                         xx

_____________
(1)  This column reflects  investments in a variable insurance  contract,  owned directly  by a  portfolio  manager  or  beneficially  owned by a  portfolio manager (as determined  pursuant to Rule  16a-1(a)(2)  under the Securities
     Exchange Act of 1934),  that has been  allocated to  subaccounts  that have purchased shares of the Master Fund. A portfolio  manager is presumed to be the beneficial  owner of subaccount  securities that are held by his or her immediate  family  members that share the same  household as the  portfolio manager.

COMPENSATION OF INVESTMENT PROFESSIONALS

As described in the prospectus, the investment adviser uses a system of multiple portfolio counselors in managing fund assets. In addition,  Capital Research and
Management  Company's  investment  analysts may make  investment  decisions with respect to a portion  of a fund's  portfolio  within  their  research  coverage.
Portfolio  counselors  and  investment  analysts may also manage assets in other mutual funds advised by Capital Research and Management Company.

Portfolio  counselors and investment  analysts are paid competitive  salaries by
Capital Research and Management Company.  In addition,  they may receive bonuses based on their individual portfolio results.  Investment  professionals also may
participate  in   profit-sharing   plans.   The  relative  mix  of  compensation
represented  by bonuses,  salary and  profit-sharing  will vary depending on the individual's  portfolio  results,  contributions  to the  organization and other factors.  In order to encourage a long-term  focus,  bonuses based on investment results are calculated by comparing pretax total returns to relevant  benchmarks over both the most recent year and a four-year rolling average, with the greater weight  placed on the  four-year  rolling  average.  For  portfolio  counselors, benchmarks may include  measures of the  marketplaces in which the relevant fund invests and measures of the results of comparable  mutual funds.  For investment analysts,  benchmarks  may include  relevant  market  measures  and  appropriate industry or sector indexes reflecting their areas of expertise. Capital Research and Management Company also separately  compensates  analysts for the quality of their research  efforts.  The benchmark  against which the Master Fund portfolio counselors are measured include:

     o    Growth-Income Fund -- S&P 500, Lipper Growth and Income Funds Index.

Portfolio  counselor fund holdings and management of other accounts--  Shares of the Fund may only be owned by  purchasing  variable  annuity and  variable  life insurance  contracts.  Each portfolio  counselor's needs for variable annuity or variable  life  products  and the  role  those  products  would  play  in  their comprehensive  investment  portfolio will vary and depend on a number of factors including tax, estate planning, life insurance,  alternative retirement plans or other  considerations.  At this time, the remaining  portfolio  counselors  have determined that variable  annuity  products are not needed for their  individual retirement planning,  and, as a result, as of the end of the Series' most recent fiscal  year  period,  they did not hold  shares of the Master  Fund.
Portfolio  counselors  may also manage  assets in other funds advised by Capital
Research and Management Company or its affiliates.  Other managed accounts as of the end of American Funds Insurance Series' most recently  completed fiscal year are listed below:

---------------------------- -------------------------- ---------------------------- ---------------------
                                  NUMBER OF OTHER                                      NUMBER OF OTHER
                               REGISTERED INVESTMENT      NUMBER OF OTHER POOLED        ACCOUNTS THAT
                               COMPANIES (RICS) THAT    INVESTMENT VEHICLES (PIVS)   PORTFOLIO COUNSELOR
                                PORTFOLIO COUNSELOR      THAT PORTFOLIO COUNSELOR     MANAGES (ASSETS OF
                              MANAGES (ASSETS OF RICS   MANAGES (ASSETS OF PIVS IN    OTHER ACCOUNTS IN
    PORTFOLIO COUNSELOR           IN BILLIONS)(1)              BILLIONS)(2)              BILLIONS)(3)
---------------------------- ----------- -------------- ---------------------------- ---------------------
James K. Dunton                  xx                 xx              xx                        xx

---------------------------- ----------- -------------- ---------------------------- ---------------------
Donald D. O'Neal                 xx                 xx              xx                        xx

---------------------------- ----------- -------------- ---------------------------- ---------- ----------
Claudia P. Huntington            xx                 xx              xx                  xx             xx

---------------------------- ----------- -------------- ---------------------------- ---------- ----------
J. Blair Frank
---------------------------- ----------- -------------- ------------- -------------- ---------------------
C. Ross Sappenfield              xx                 xx       xx                  xx           xx

---------------------------- ----------- -------------- ------------- -------------- ---------------------

(1)  Indicates  fund(s)  where  the  portfolio  counselor  also has  significant responsibilities for the day to day management of the fund(s).  Assets noted are the  total  net  assets  of  the  registered  investment  companies  and  are no
indicative  of  the  total  assets  managed  by  the  individual,   which  is  a
substantially lower amount.

(2) Represents  funds advised or sub-advised by Capital  Research and Management
Company  and sold  outside  the  United  States  and/or  fixed-income  assets in institutional  accounts  managed by investment  adviser  subsidiaries of Capital
Group  International,  Inc.,  an  affiliate of Capital  Research and  Management
Company.  Assets  noted are the total net assets of the fund or account  and are not  indicative  of the  total  assets  managed  by the  individual,  which is a substantially lower amount.

(3) Reflects other professionally  managed accounts held at companies affiliated with Capital Research and Management  Company.  Personal  brokerage  accounts of portfolio counselors and their families are not reflected.

POTENTIAL CONFLICTS OF INTEREST

Capital Research and Management Company

The  investment  adviser  has  adopted  policies  and  procedures  that  address potential  conflicts of interest that may arise between a portfolio  counselor's management of one or more funds in the American Funds  Insurance  Series and his or her management of other funds and accounts, such as conflicts relating to the allocation of investment opportunities, personal investing activities, portfolio counselor compensation and proxy voting of portfolio securities.  While there is no guarantee that such policies and  procedures  will be effective in all cases, the investment  adviser believes that all issues relating to potential  material conflicts of interest  involving  the American  Funds  Insurance  Series and its other managed funds and accounts have been addressed.

                                    PART C

                                OTHER INFORMATION

ITEM 23. EXHIBITS

(a)  Amended  and  Restated  Agreement  and  Declaration  of Trust,  amended and restated as of October 28, 2004 (the "Amended Declaration"),  of Registrant
     Gartmore  Variable  Insurance  Trust,  the  Delaware  Statutory  Trust (the
     "Trust")  previously  filed  with the  Trust's  registration  statement  on
     February 25, 2005 is hereby incorporated by reference.

     (1)  Amending   Resolutions   dated  September  30,  2004  to  the  Amended
          Declaration  previously filed with the Trust's registration  statement on February 25, 2005 are hereby incorporated by reference.

     (2)  Amending  Resolutions dated March 11, 2005 to the Amended  Declaration previously filed with the Trust's registration  statement on April 28,
          2005 are hereby incorporated by reference.

     (3)  Amending Resolutions dated January 12, 2006 to the Amended Declaration previously  filed with the Trust's  registration  statement on January
          17, 2006 are hereby incorporated by reference.

     (4)  Amending  Resolutions dated March 10, 2006 to the Amended  Declaration previously filed with the Trust's registration  statement on April 20,
          2006 are hereby incorporated by reference.

     (5)  Amending Resolutions dated December 7, 2006 to the Amended Declaration are filed herewith as Exhibit 23(a)(5).

(b)  Amended and  Restated  Bylaws,  amended and restated as of October 28, 2004
     (the  "Amended  Bylaws"),  of the Trust  previously  filed with the Trust's registration  statement  on February  25, 2005 are hereby  incorporated  by reference.

(c)  Certificates for shares are not issued.  Articles III, V, VI of the Amended
     Declaration   and  Article  II  and  Article  VII  of  the  Amended  Bylaws
     incorporated  by  reference to Exhibit (a) and (b),  respectively,  hereto, define the rights of holders of shares.

(d)  Investment Advisory Agreements

     (1)  Investment  Advisory  Agreement  pertaining to the series of the Trust managed by Gartmore  Mutual Fund  Capital  Trust  ("GMFCT")  (formerly
          Villanova  Mutual  Fund  Capital  Trust)  dated  as  of  May  2,  2005 previously  filed with the Trust's  registration  statement on January
          17, 2006 is hereby incorporated by reference.

          (a)  Exhibit A to Investment  Advisory  Agreement amended effective as of May 1, 2006  previously  filed with the  Trust's  registration statement on April 20, 2006 is hereby incorporated by reference.

          (b)  Exhibit  B to  Investment  Advisory  Agreement  effective  as  of
               January 1, 2006  previously  filed with the Trust's  registration
               statement  on  January  17,  2006  is  hereby   incorporated   by
               reference.

     (2)  Form of Investment Advisory Agreement  pertaining to the series of the
          Trust managed by Gartmore  Morley Capital  Management,  Inc.  ("GMCM")
          dated  as  of  April  28,  2006  previously  filed  with  the  Trust's registration  statement on January 17, 2006 is hereby  incorporated by reference.

     (3)  Subadvisory Agreements

          (a)  Subadvisory  Agreement  with GMFCT and GGP for the Gartmore  GVIT
               Small  Company,  Gartmore GVIT Worldwide  Leaders,  Gartmore GVIT
               Emerging Markets,  Gartmore GVIT International  Growth,  Gartmore
               GVIT Global Utilities and Gartmore GVIT Developing Markets Funds,
               which are series of the Trust,  dated as of September 29, 2006 is filed herewith as Exhibit 23(d)(3)(a).

          (b)  Subadvisory  Agreement with Oberweis Asset  Management,  Inc. for the GVIT Small Cap Growth Fund,  a series of the Trust,  dated as of May 2, 2005  previously  filed with the  Trust's  registration statement on April 28, 2005 is hereby incorporated by reference.

          (c)  Subadvisory  Agreement  with Neuberger  Berman,  LLC for the GVIT
               Small  Company  Fund,  a series of the Trust,  dated as of May 2,
               2005 previously filed with the Trust's registration  statement on
               January 17, 2006 is hereby incorporated by reference.

          (d)  Subadvisory    Agreement   with   American   Century   Investment
               Management,  Inc. for the  Gartmore  GVIT Small  Company  Fund, a
               series of the  Trust,  dated as of May 2, 2005  previously  filed with the  Trust's  registration  statement  on April 28,  2005 is hereby incorporated by reference.

          (e)  Subadvisory  Agreement with Federated  Investment  Counseling for the Federated  GVIT High Income Bond Fund, a series of the Trust, dated  as of  May 2,  2005  previously  filed  with  the  Trust's registration statement on January 17, 2006 is hereby incorporated by reference.

          (f)  Subadvisory Agreement with Morgan Stanley Investment  Management,
               Inc.  (as assignee of Morgan  Stanley  Investments  LP,  formerly
               Miller  Anderson &  Sherrerd,  LP) for theVan  Kampen  GVIT Multi
               Sector Bond and GVIT Small Company Funds, which are series of the
               Trust,  dated as of May 2, 2005 previously filed with the Trust's registration statement on January 17, 2006 is hereby incorporated by reference.

          (g)  Subadvisory  Agreement with J.P.  Morgan  Investment  Management,
               Inc. for the J.P.  Morgan GVIT  Balanced and GVIT Small Cap Value
               Funds,  which are  series of the  Trust,  dated as of May 2, 2005 previously  filed  with the  Trust's  registration  statement  on
               January 17, 2006 is hereby incorporated by reference.

          (h)  Subadvisory Agreement with Van Kampen Asset Management,  Inc. for the Van Kampen GVIT  Comstock  Value Fund, a series of the Trust, dated  as of  May 2,  2005  previously  filed  with  the  Trust's registration statement on January 17, 2006 is hereby incorporated by reference.

          (i)  Subadvisory  Agreement with Waddell & Reed Investment  Management
               Company  for the GVIT Small Cap  Growth  and GVIT  Small  Company
               Funds,  which are  series of the  Trust,  dated as of May 2, 2005 previously  filed  with the  Trust's  registration  statement  on
               January 17, 2006 is hereby incorporated by reference.

          (j)  Subadvisory  Agreement with Epoch Investment  Partners,  Inc. for
               GVIT Small Cap Value  Fund,  a series of the  Trust,  dated as of
               September 14, 2005 previously filed with the Trust's registration
               statement  on  January  17,  2006  is  hereby   incorporated   by
               reference.

          (k)  Subadvisory Agreement with BlackRock Investment  Management,  LLC for GVIT S&P 500 Index, GVIT Small Cap Index, GVIT Mid Cap Index,
               GVIT  International  Index and GVIT Bond Index  Funds,  which are series of the Trust,  dated as of September  29,  2006,  is filed herewith as Exhibit 23(d)(3)(k).

          (l)  Subadvisory  Agreement with The Boston Company Asset  Management,
               LLC for GVIT  International  Value  Fund,  a series of the Trust, dated  as of  May 1,  2006  previously  filed  with  the  Trust's registration  statement on April 20, 2006 is hereby  incorporated by reference.

          (m)  Subadvisory Agreement with Franklin Portfolio Associates, LLC for
               GVIT Small Company  Fund, a series of the Trust,  dated as of May
               1, 2006 previously filed with the Trust's registration  statement on April 20, 2006 is hereby incorporated by reference.

(e)  (1)  Underwriting  Agreement  dated  May 2,  2005  between  the  Trust  and
          Gartmore  Distribution  Services,  Inc. ("GDSI") previously filed with the  Trust's  registration  statement  on January  17,  2006 is hereby incorporated by reference.

     (2)  Amendment  to  Underwriting   Agreement  effective  December  8,  2005
          previously filed with the Trust's  registration  statement on December
          22, 2005 is hereby incorporated by reference.

          (a)  Schedule A to  Underwriting  Agreement  effective  May 1, 2007 is filed herewith as Exhibit 23(e)(2)(a).

(f)  Not applicable.

(g)  (1)  Global Custody Agreement dated April 4, 2003 between Gartmore Variable
          Insurance  Trust,  a  Massachusetts  business trust  ("GVIT-MA"),  and
          JPMorgan  Chase Bank  previously  filed with the Trust's  registration statement  on  April  28,  2003,  assigned  to the  Trust  and  herein incorporated by reference.

          (a)  Amendment  to Global  Custody  Agreement  dated  January  1, 2004 between GVIT-MA and JPMorgan Chase Bank previously filed with the
               Trust's  Registration  Statement on August 31, 2004,  assigned to the Trust and herein incorporated by reference.

          (b)  Amendment  to Global  Custody  Agreement  dated as of January 12,
               2006 between the Trust and JPMorgan Chase  previously  filed with the Trust's registration  statement on January 17, 2006 is hereby incorporated by reference.

          (c)  Waiver  to  Global  Custody  Agreement  dated  as of May 2,  2005 previously filed with the Trust's registration statement on April
               28, 2005 is hereby incorporated by reference.

          (d)  Rider to Global Custody  Agreement Cash Trade  Execution  Product
               previously  filed  with the  Trust's  registration  statement  on
               January 17, 2006 is hereby incorporated by reference.

          (e)  Fund  List to  Global  Custody  Agreement  between  the Trust and
               JPMorgan  Chase,  effective  May 1, 2007,  is filed  herewith  as
               Exhibit 23(g)(1)(e).

(h)  (1)  Amended and Restated Fund Administration and Transfer Agency Agreement
          amended and restated as of January 1, 2005 among GVIT-MA,  Gartmore SA
          Capital Trust and Gartmore Investor  Services,  Inc.  previously filed with the Trust's registration statement on February 25, 2005, assigned to the Trust and herein incorporated by reference.

          (a)  Exhibit C (Fee  Schedule)  to Fund  Administration  and  Transfer
               Agency Agreement  amended effective May 1, 2007 is filed herewith as Exhibit 23(h)(1)(a).

     (2)  Administrative  Services  Plan  effective  as of May 1,  2007 is filed herewith as Exhibit 23(h)(2).

          (a)  Form of Servicing Agreement  previously filed with Post-Effective
               Amendment  No. 55 to the  Registration  Statement on Form N-lA on
               October 15, 2002 and herein incorporated by reference.

     (3)  Expense  Limitation  Agreement  between the Trust and Gartmore  Mutual
          Fund Capital Trust ("GMFCT") relating to the Gartmore GVIT U.S. Growth
          Leaders,  Gartmore  GVIT  Nationwide  Leaders,  Gartmore  GVIT  Global
          Technology and  Communications,  Gartmore GVIT Money Market,  Gartmore
          GVIT Mid Cap Growth,  GVIT Equity 500 Index,  Van Kampen GVIT Comstock
          Value,  J.P.  Morgan  GVIT  Balanced,  and  Gartmore  GVIT  Nationwide
          Principal  Protected Funds effective May 2, 2005 previously filed with the  Trust's  registration  statement  on January  17,  2006 is hereby incorporated by reference.

          (a)  Exhibit A to Expense Limitation  Agreement amended June 14, 2006, adding  the  Gartmore  GVIT  Developing  Markets,  Gartmore  GVIT
               Emerging Markets and Gartmore GVIT International  Growth Funds is
               filed herewith as Exhibit 23(h)(3)(a).

     (4)  Form of Expense  Limitation  Agreement  between the Trust and Gartmore
          Morley Capital Management, Inc. ("GMCM") relating to the GVIT Enhanced
          Income Fund  effective May 1, 2006  previously  filed with the Trust's registration  statement  on April 20, 2006 is hereby  incorporated  by reference.

     (5)  Form of  Indemnification  Agreement  between the Trust and each of its trustees and certain of its officers previously filed with the Trust's registration  statement  on April 28, 2005 is hereby  incorporated  by reference.  Specific  agreements are between the Trust and each of the following:  Charles  E.  Allen,  Paula H. J.  Cholmondeley,  C.  Brent
          DeVore,  Phyllis Kay Dryden,  Barbara L.  Hennigar,  Paul J.  Hondros,
          Barbara I. Jacobs, Douglas F. Kridler,  Michael D. McCarthy,  Arden L.
          Shisler,  David C.  Wetmore,  Michael  A.  Krulikowski,  and Gerald J.
          Holland.

     (6)  Assignment and  Assumption  Agreement  between  GVIT-MA and the Trust, dated as of May 2, 2005,  assigning GVIT-MA's titles,  right,  benefit and privileges in and to certain contracts in the Agreement previously filed with the Trust's  registration  statement on January 17, 2006 is hereby incorporated by reference.

     (7)  Fund Participation  Agreement by and among the Trust, GMFCT,  Gartmore
          Distribution  Services,  Inc. and Nationwide Financial Services,  Inc.
          previously  filed with the Trust's  registration  statement on January
          17, 2006 is hereby incorporated by reference.

     (8)  Master-Feeder  Services  Agreement  between the Trust and  Gartmore SA
          Capital  Trust,  dated May 1, 2006, for the American Funds GVIT Growth
          Fund,  American  Funds GVIT Global  Growth Fund,  American  Funds GVIT
          Asset Allocation Fund and American Funds GVIT Bond Fund (collectively, the "Feeder Funds") is filed herewith as Exhibit 23(h)(8).

          (a)  Appendix A to Master-Feeder  Services Agreement between the Trust and Gartmore SA Capital  Trust,  effective  May 1, 2007, is filed herewith as Exhibit 23(h)(8)(a).

     (9)  Fee Waiver  Agreement  between the Trust and Gartmore SA Capital Trust effective as of May 1, 2006 is filed herewith as Exhibit 23(h)(9).

          (a)  Exhibit A to Fee Waiver Agreement  between the Trust and Gartmore
               SA Capital  Trust,  effective May 1, 2007,  is filed  herewith as
               Exhibit 23(h)(9)(a).

(i)  Legal opinion of Stradley, Ronon, Stevens & Young, LLP is filed herewith as
     Exhibit 23(i).

(j)  Not applicable

(k)  Not applicable

(l)  Not applicable

(m)  (1)  Distribution  Plan under  Rule l2b-1  adopted  December  2, 2004,  and effective May 2, 2005 previously  filed with the Trust's  registration statement on April 28, 2005 is hereby incorporated by reference.

     (2)  Amended  Distribution  Plan under Rule 12b-1  effective May 1, 2007 is filed herewith as Exhibit 23(m)(2).

(n)  (1)  Rule l8f-3 Plan adopted  September  30, 2004 and effective May 2, 2005 previously filed with the Trust's registration  statement on April 28,
          2005 is hereby incorporated by reference.

     (2)  Amended  Rule 18f-3  Plan,  effective  May 1, 2007,  establishing  new series and classes of the Trust is filed herewith as Exhibit 23(n)(2).

(o)  Not applicable

(p)  (1)  Code of Ethics dated as of May 2, 2005 for the Trust  previously filed with the Trust's  registration  statement  on April 28, 2005 is hereby incorporated by reference.

     (2)  Code of Ethics dated March 11, 2005 for  Gartmore  Mutual Fund Capital
          Trust,  Gartmore  SA  Capital  Trust,  NorthPointe  Capital  LLC,  NWD
          Management & Research Trust , Gartmore Morley Capital Management, Inc.
          and Gartmore Trust Company (collectively, "Gartmore") previously filed with the Trust's  registration  statement  on April 28, 2005 is hereby incorporated by reference.

     (3)  Code  of  Ethics  dated  March  11,  2005  for  Gartmore  Distribution
          Services, Inc previously filed with the Trust's registration statement on April 28, 2005 is hereby incorporated by reference.

     (4)  Code  of  Ethics  dated  March  11,  2005  for  Federated   Investment
          Management  Company  ("Federated")  previously  filed with the Trust's registration  statement  on April 28, 2005 is hereby  incorporated  by reference.

     (5)  Code of Ethics  dated  March 11,  2005 for  Gartmore  Global  Partners
          ("GGP")  previously filed with the Trust's  registration  statement on
          April 28, 2005 is hereby incorporated by reference.

     (6)  Code of  Ethics  dated  March  11,  2005  for J.P.  Morgan  Investment
          Management,  Inc. ("J.P.  Morgan")  previously  filed with the Trust's registration  statement  on April 28, 2005 is hereby  incorporated  by reference.

     (7)  Code of Ethics dated February 2006 for Mellon  Financial  Corporation, the parent of The Boston Company Asset Management,  LLC (collectively,
          "Boston  Company")  previously  filed  with the  Trust's  registration statement on April 20, 2006 is hereby incorporated by reference.

     (8)  Code of Ethics dated March 11, 2005 for Fund Asset Management (Merrill
          Lynch Investment Managers) (collectively, "FAM-MLIM") previously filed with the Trust's  registration  statement  on April 28, 2005 is hereby incorporated by reference.

     (9)  Code of  Ethics  dated  March  11,  2005  for  Neuberger  Berman,  LLC
          ("Neuberger  Berman")  previously filed with the Trust's  registration statement on April 28, 2005 is hereby incorporated by reference.

     (10) Code of Ethics  dated  March 11,  2005 for  Waddell & Reed  Investment
          Management  Company  ("Waddell  &  Reed")  previously  filed  with the
          Trust's   registration   statement   on  April  28,   2005  is  hereby
          incorporated by reference.

     (11) Code of Ethics  dated  March 11,  2005 for Morgan  Stanley  Investment
          Management Inc., indirect parent of Van Kampen Asset Management, Inc.,
          (collectively,   "MSAM-VKAM")   previously   filed  with  the  Trust's
          registration  statement  on April 28, 2005 is hereby  incorporated  by reference.

     (12) Code of Ethics  dated March 11, 2005 for  Oberweis  Asset  Management,
          Inc.,  ("Oberweis")  previously  filed with the  Trust's  registration statement on April 28, 2005 is hereby incorporated by reference.

     (13) Code of Ethics  dated March 11, 2005 for American  Century  Investment
          Management,  Inc.  ("American  Century")  previously  filed  with  the
          Trust's   registration   statement   on  April  28,   2005  is  hereby
          incorporated by reference.

     (14) Code of Ethics dated October 2004 for Epoch Investment Partners,  Inc.
          ("Epoch") previously filed with the Trust's registration  statement on
          January 17, 2006 is hereby incorporated by reference.

     (15) Code of Ethics dated November 2005 for Franklin  Portfolio  Associates
          ("FPA")  previously filed with the Trust's  registration  statement on
          April 20, 2006 is hereby incorporated by reference.

(q)  (1)  Powers of  Attorney  with  respect to the Trust for  Charles E. Allen,
          Paula H.J. Cholmondeley,  C. Brent Devore, Phyllis Kay Dryden, Barbara
          L.  Hennigar,  Barbara  I.  Jacobs,  Douglas  F.  Kridler,  Michael D.
          McCarthy,  Arden L. Shisler and David C. Wetmore is filed  herewith as
          Exhibit 23(q)(1).

     (2)  Power of  Attorney  with  respect  to the Trust for John H.  Grady and
          Gerald J. Holland is filed herewith as Exhibit 23(q)(2).

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

No person is presently controlled by or under common control with Registrant.

ITEM 25. INDEMNIFICATION

Indemnification  provisions for officers,  directors and employees of Registrant are set forth in Article  VII,  Section 2 of the Amended  Declaration.  See Item
23(a) above.

The Trust has entered into indemnification  agreements with each of the trustees and certain of its officers.  The  indemnification  agreements  provide that the
Trust will  indemnify  the  indemnitee  for and against  any and all  judgments, penalties,  fines, and amounts paid in settlement, and all expenses actually and reasonably  incurred by  indemnitee  in  connection  with a proceeding  that the indemnitee  is a party to or is  threatened  to be made a party to  (other  than certain  exceptions  specified  in the  agreements),  to the maximum  extent not expressly  prohibited by Delaware law or applicable  federal  securities law and regulations  (including without limitation Section 17(h) of the 1940 Act and the rules and  regulations  issued with respect  thereto by the U.S.  Securities and
Exchange  Commission).  The Trust also will indemnify indemnitee for and against all expenses  actually and reasonably  incurred by indemnitee in connection with any proceeding to which  indemnitee is or is threatened to be made a witness but not a party. See Item 23(h)(5) above.

Insofar as  indemnification  for liability  arising under the  Securities Act of
1933 may be permitted to  directors,  officers  and  controlling  persons of the registrant pursuant to the foregoing  provisions,  or otherwise,  the registrant has been advised that in the opinion of the Securities  and Exchange  Commission such  indemnification  is against  public policy as expressed in the Act and is, therefore,  unenforceable. In the event that a claim for indemnification against such liabilities  (other than the payment by the registrant of expenses incurred or paid by a director,  officer or  controlling  person of the registrant in the successful  defense of any  action,  suit or  proceeding)  is  asserted  by such director,  officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been  settled by  controlling  precedent,  submit to a court of  appropriate jurisdiction the question whether such  indemnification  by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

     (a)  Gartmore Mutual Fund Capital Trust,  ("GMFCT"),  an investment adviser of the Trust,  also serves as  investment  adviser to Gartmore  Mutual
          Funds. The Directors of NWD Investment  Management,  Inc.,  (formerly,
          Gartmore Global  Investments,  Inc.),  GMFCT's managing unitholder and the officers of GMFCT are as follows:

John H. Grady, President and Chief Executive Officer
Gartmore Investors Services, Inc.
NorthPointe Capital, LLC
NWD Investment Management, Inc.
Gartmore Distribution Services, Inc.
Gartmore Mutual Fund Capital Trust
Gartmore SA Capital Trust
NWD Management & Research Trust

Chief Executive Officer and President
Gartmore Mutual Funds

Chief Executive Officer and President
Gartmore Variable Insurance Trust

Jeffrey S. Meyer, Executive Vice President and Chief Executive Officer, Europe
NWD Management & Research Trust
Gartmore Mutual Fund Capital Trust
Gartmore SA Capital Trust
Gartmore Distribution Services, Inc.

Glenn W. Soden, Associate Vice President and Secretary
Gartmore Mutual Fund Capital Trust
Gartmore SA Capital Trust
NWD Investment Management, Inc.
NWD Management & Research Trust
Gartmore Distribution Services, Inc.

Carol L. Dove, Assistant Treasurer
NWD Investment Management, Inc.
Gartmore Mutual Fund Capital Trust
Gartmore SA Capital Trust
NWD Management & Research Trust
Gartmore Distribution Services, Inc.

Gerald J. Holland, Senior Vice President and Chief Administrative Officer
NWD Investment Management, Inc.
Gartmore Mutual Fund Capital Trust
Gartmore SA Capital Trust
Gartmore Distribution Services, Inc.

Treasurer and Chief Financial Officer
Gartmore Mutual Funds
Gartmore Variable Insurance Trust

Michael A. Krulikowski, Vice President and Chief Compliance Officer
Gartmore Distribution Services, Inc.
NWD Investment Management, Inc.
Gartmore SA Capital Trust
NWD Management & Research Trust
NorthPointe Capital, LLC
Gartmore Mutual Funds
Gartmore Variable Insurance Trust

Daniel J. Murphy, Assistant Treasurer
NWD Management & Research Trust
Gartmore SA Capital Trust
Gartmore Distribution Services, Inc.

Eric E. Miller, Senior Vice President - Chief Legal Counsel
NWD Investment Management, Inc.
Gartmore Mutual Fund Capital Trust
Gartmore SA Capital Trust
NorthPointe Capital, LLC
Gartmore Morley Financial Services, Inc.
NWD Management & Research Trust
Gartmore Distribution Services, Inc.

Secretary
Gartmore Mutual Funds
Gartmore Variable Insurance Trust

Richard Fonash, Vice President
Gartmore Mutual Fund Capital Trust
Gartmore SA Capital Trust
NWD Management & Research Trust
Gartmore Distribution Services, Inc.

Chief Investment Officer
Gartmore Mutual Fund Capital Trust

Thomas E. Barnes, Vice President
Gartmore Mutual Fund Capital Trust
Gartmore SA Capital Trust
NWD Management & Research Trust
Gartmore Distribution Services, Inc.

J. Morgan Elliott, Assistant Treasurer
NWD Investment Management, Inc.
Gartmore Mutual Fund Capital Trust
Gartmore SA Capital Trust
NWD Management & Research Trust
Gartmore Distribution Services, Inc.

Alan A. Todryk, Vice President, Taxation
NWD Investment Management, Inc.
Gartmore Mutual Fund Capital Trust
Gartmore SA Capital Trust
NWD Management & Research Trust
Gartmore Distribution Services, Inc.

Toni L. Lindsey, Assistant Vice President
NWD Investment Management, Inc.
NWD Management & Research Trust

Gerald T. Nichols, Senior Vice President, Co-Head of U.S. Fixed Income
NWD Investment Management, Inc.

Patrick Udovich, Senior Vice President, Human Resources
NWD Investment Management, Inc.
Gartmore Mutual Fund Capital Trust
Gartmore SA Capital Trust
NWD Management & Research Trust

Except as otherwise  noted,  the principal  business address of any company with which any person  specified  above is  connected  in the  capacity of  director, officer,  employee,  partner or trustee is One Nationwide Plaza, Columbus,  Ohio
43215, except for the following companies:

NWD Investment Management, Inc.
Gartmore Mutual Fund Capital Trust
Gartmore SA Capital Trust
NWD Management & Research Trust
Gartmore Distribution Services, Inc.
1200 River Road, Suite 1000
Conshohocken, Pennsylvania 19428

NorthPointe Capital, LLC
201 West Big Beaver Road,
Suite 745
Troy, Michigan 48084

Gartmore Morley Financial Services, Inc.
5665 S.W. Meadows Rd., Suite 400
Lake Oswego, Oregon 97035

     (b)  Gartmore Morley Capital Management, Inc. ("GMCM") serves as investment adviser to the GVIT Enhanced Income Fund.  GMCM is incorporated  under the  laws of the  State  of  Oregon  and is a  wholly  owned  indirect subsidiary of NWD Investment Management,  Inc. To the knowledge of the investment advisor,  none of the directors or officers of GMCM, except as set forth  below,  is or has been at any time  during  the past two fiscal years engaged in any other  business,  profession,  vocation or employment of a substantial nature,  except that certain directors and officers also hold various  positions  with and engage in business for
          Gartmore   Morley   Financial   Services,   Inc.  and  NWD  Investment
          Management,  Inc. The directors except as noted below may be contacted
          c/o Morley Financial  Services,  Inc., 5665 SW Meadows Road, Suite 400
          Lake Oswego, Oregon 97035.

          Jill R. Cuniff,  Managing Director and Chief Investment  Officer,  and
          Director  of  GMCM.  Ms.  Cuniff  is  also  Managing  Director,  Chief
          Investment Officer and Director of Gartmore Morley Financial Services,
          Inc.

     (c)  Information for the Subadvisers

          (1)  Neuberger Berman, LLC ("Neuberger  Berman") acts as subadviser to the GVIT Small  Company  Fund and the GVIT Small Cap Growth  Fund
               and  investment  adviser  or  subadviser  to a  number  of  other registered investment  companies.  The list required by this Item
               26 of officers and directors of Neuberger  Berman,  together with information as to their other business,  profession,  vocation or employment of a substantial  nature during the past two years, is incorporated  by reference to Schedules A and D of Form ADV filed by Neuberger Berman (SEC File No. 801-3908).

          (2)  Federated  Investment  Counseling,  acts  as  subadviser  to  the
               Federated  GVIT  High  Income  Bond  Fund,  and  is a  registered investment adviser under the Investment  Advisers Act of 1940. It is a subsidiary to Federated Investors.  The subadvisor serves as investment  adviser  to a  number  of  investment  companies  and private  accounts.  The list  required by Item 26 of officers and directors  of  Federated  Investment  Counseling,  together  with information as to their other business,  profession,  vocation or employment of a  substantial  nature during the past two years is incorporated  by  reference to Schedule A and D of Form ADV filed by Federated Investment Counseling (SEC File No. 801-34611).

          (3)  J.P. Morgan Investment  Management,  Inc. ("JPMIM"), a registered investment adviser, and a wholly owned subsidiary of J. P. Morgan
               & Co.  Incorporated,  act as  subadviser to the J. P. Morgan GVIT
               Balanced  Fund and the GVIT Small Cap Value Fund.  JPMIM  manages employee benefit plans for  corporations  and unions.  JPMIM also provides  investment  management services for a broad spectrum of other institutional investors, including foundations, endowments, sovereign governments, and insurance companies.

               To the  knowledge  of the  Registrant,  none of the  directors or executive officers of JPMIM is or has been in the past two fiscal years engaged in any other  business or  profession,  vocation or employment of a substantial nature,  except that certain officers and  directors of JPMIM also hold  various  positions  with,  and engage in business for, J.P. Morgan & Co.  Incorporated or Morgan
               Guaranty  Trust  Company of New York,  a New York  trust  company which  is also a wholly  owned  subsidiary  of J.P.  Morgan & Co.
               Incorporated.

          (4)  Morgan Stanley Investments LP act as subadviser to the Van Kampen
               GVIT Multi Sector Bond Fund  (formerly MAS GVIT Multi Sector Bond
               Fund) and the GVIT Small Company Fund.  The list required by this
               Item  26  of  the  officers  and  directors  of  Morgan   Stanley
               Investments LP ("MSI"), together with information as to any other business,  profession,  vocation or  employment  of a substantial nature engaged in by such officers and directors  during the past two years is  incorporated  by  reference  to Schedule A and D of
               Form ADV filed by MSI pursuant to the Investment  Advisers Act of
               1940 (SEC File No. 801-10437).

          (5)  Gartmore Global Partners  ("Gartmore")  acts as subadviser to the
               Gartmore GVIT Emerging Markets Fund, the Gartmore GVIT Developing
               Markets Fund,  the Gartmore GVIT  International  Growth Fund, the
               Gartmore GVIT Global Small Companies,  the Gartmore GVIT European
               Leaders Fund,  the Gartmore GVIT OTC Fund, the Gartmore GVIT Asia
               Pacific Leaders Fund, the Gartmore GVIT Global Financial Services
               Fund,  the Gartmore GVIT Global  Utilities  Fund,  the GVIT Small
               Company Fund and the Gartmore GVIT Worldwide Leaders Fund, and as
               investment adviser to certain other clients. The list required by this Item 26 of the officers and directors of Gartmore,  together with information as to their other business, profession, vocation or employment of a substantial  nature during the past two years, is  incorporated  by  reference  to Schedules A and D of Form ADV filed by Gartmore pursuant to the Investment Advisers Act of 1940
               (SEC File No. 801-48811).

          (6)  Waddell & Reed Investment  Management  Company ("WRIMCO") acts as subadviser  to the GVIT Small Cap Growth  Fund and the GVIT Small
               Company  Fund.  The list required by this Item 26 of the officers and  directors of WRIMCO,  together  with  information  as to any
               other   business,   profession,   vocation  or  employment  of  a
               substantial  nature during the past two years, is incorporated by reference  to  Schedules A and D of Form ADV filed by WRIMCO (SEC
               File No. 811-40372).

          (7)  Van Kampen Asset Management,  Inc. ("VKAM") acts as subadviser to the Van Kampen  Comstock  GVIT Value Fund.  The list  required by this Item 26 of the officers and directors of VKAM, together with information  as to any other  business,  profession,  vocation or employment of a substantial  nature during the past two years, is incorporated  by reference to Schedules A and D of Form ADV filed by VKAM (SEC File No. 801-1669).

          (8)  Oberweis Asset Management, Inc. ("OAM") acts as subadviser to the
               GVIT Small Cap Growth Fund.  The list required by this Item 26 of the officers and directors of OAM,  together with  information as to any other  business,  profession,  vocation or employment of a substantial  nature during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by OAM (SEC File
               No. 801-35657).

          (9)  American Century Investment Management, Inc. ("American Century")
               acts as  subadviser  to the GVIT  Small  Company  Fund.  The list required  by  this  Item  26 of the  officers  and  directors  of
               American  Century,  together  with  information  as to any  other business,  profession,  vocation or  employment  of a substantial nature during the past two years, is incorporated by reference to
               Schedules A and D of Form ADV filed by American Century (SEC File
               No. 801-8174).

          (10) Epoch Investment  Partners,  Inc. ("Epoch") acts as subadviser to the GVIT Small Cap Value Fund.  The list required by this Item 26 of the officers and directors of American Century,  together with information  as to any other  business,  profession,  vocation or employment of a substantial  nature during the past two years, is incorporated  by reference to Schedules A and D of Form ADV filed by Epoch (SEC File No. 801-3118).

          (11) BlackRock  Investment  Management,   LLC  ("BlackRock")  acts  as
               subadviser  to the GVIT S&P 500 Index  Fund,  the GVIT  Small Cap
               Index Fund, the GVIT Mid Cap Index Fund,  the GVIT  International
               Index Fund and the GVIT Bond Index  Fund.  The list  required  by this Item 26 of the officers and directors of FAM,  together with information as to their other business,  profession,  vocation or employment of a substantial  nature during the past two years, is incorporated  by  reference to Schedule A and D of Form ADV filed by FAM (SEC File No. 801-12485).

          (12) The Boston Company Asset  Management  ("Boston  Company") acts as subadviser  to  the  GVIT  International  Value  Fund.  The  list required by this Item 26 of the officers and  directors of Boston
               Company,   together  with  the  information  as  to  their  other
               business,  profession,  vocation or  employment  of a substantial nature during the past two years, is incorporated by reference to
               Schedule  A and D of Form ADV filed by Boston  Company  (SEC File
               No. 801-6829).

          (13) Franklin Portfolio Associates  ("Franklin") acts as subadviser to the GVIT Small Company Fund. The list required by this Item 26 of the  officers  and  directors  of  Franklin,  together  with  the information as to their other business,  profession,  vocation or employment of a substantial  nature during the past two years, is incorporated  by  reference to Schedule A and D of Form ADV filed by Franklin (SEC File No. 801-54328).

ITEM 27. PRINCIPAL UNDERWRITERS

     (a)  Gartmore Mutual Funds

     (b)  Gartmore Distribution Services, Inc.

Name:                     Address:                  Title with GDSI:                 Title with
                                                                                     Registrant:
John H. Grady             1200 River Road           President                        President and Chief
                          Conshohocken PA 19428                                      Executive Officer

Gerald J. Holland         1200 River Road           Senior Vice President, Chief     Treasurer
                          Conshohocken PA 19428     Administrative Officer

Eric E. Miller            1200 River Road           Senior Vice President, General   Secretary
                          Conshohocken PA 19428     Counsel, U.S.

Glenn W. Soden            1200 River Road           Associate Vice President and     n/a
                          Conshohocken PA 19428     Assistant Secretary

Carol L. Dove             One Nationwide Plaza      Vice President and Assistant     n/a
                          Columbus, OH 43215        Treasurer

Daniel J. Murphy          One Nationwide Plaza      Assistant Treasurer              n/a
                          Columbus, OH 43215

Michael A. Krulikowski    1200 River Road           Vice President and               Assistant Secretary
                          Conshohocken PA 19428     Chief Compliance Officer         and Chief Compliance
                                                                                     Officer

Thomas E. Barnes          One Nationwide Plaza      Vice President and               n/a
                          Columbus, OH 43215        Secretary

Alan A. Todryk            One Nationwide Plaza      Vice President, Taxation         n/a
                          Columbus, OH 43215

Jeffery S. Meyer          1200 River Road           Executive Vice President         n/a
                          Conshohocken PA 19428

     (c)  Not applicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

     BISYS
     3435 Stelzer Road
     Columbus, OH 43219

     Gartmore Variable Insurance Trust
     1200 River Road, Suite 1000
     Conshohocken, PA 19428

ITEM 29. MANAGEMENT SERVICES

     Not applicable.

ITEM 30. UNDERTAKINGS

     Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended,  and the
Investment Company Act of 1940, as amended, Gartmore Variable Insurance Trust (a
Delaware Statutory Trust) certifies that it has duly caused this  Post-Effective
Amendment Nos. 99, 100 to the Registration  Statement to be signed on its behalf by the undersigned,  thereunto duly authorized, in the City of Conshohocken, and
Commonwealth of Pennsylvania, on this 19th day of January, 2007.

                                    GARTMORE VARIABLE INSURANCE TRUST

                                    By:    /s/ Allan J. Oster
                                           Allan J. Oster, Attorney-In-Fact
                                           for Registrant

PURSUANT TO THE REQUIREMENT OF THE SECURITIES ACT OF 1933,  THIS  POST-EFFECTIVE
AMENDMENT  NOS.  99, 100 TO THE  REGISTRATION  STATEMENT  OF  GARTMORE  VARIABLE
INSURANCE TRUST HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS IN THE CAPACITIES
INDICATED ON THE 19th DAY OF JANUARY 2007.

Signature & Title

Principal Executive Officer

/s/ John H. Grady*
John H. Grady, Chief Executive Officer and President

Principal Accounting and Financial Officer

/s/ Gerald J. Holland*
Gerald J. Holland, Treasurer

s/ Charles E. Allen*
Charles E. Allen, Trustee

/s/ Paula H.J. Cholmondeley*
Paula H.J. Cholmondeley, Trustee

/s/ C. Brent Devore*
C. Brent Devore, Trustee

/s/ Phyllis Kay Dryden*
Phyllis Kay Dryden, Trustee

/s/ Barbara L. Hennigar*
Barbara L. Hennigar, Trustee

/s/ Barbara I. Jacobs*
Barbara I. Jacobs, Trustee

/s/ Douglas F. Kridler*
Douglas F. Kridler, Trustee

/s/ Michael D. McCarthy*
Michael D. McCarthy, Trustee

/s/ Arden L. Shisler*
Arden L. Shisler, Trustee

/s/ David C. Wetmore*
David C. Wetmore, Trustee and Chairman

*BY:  :  /s/ Allan J. Oster
          Allan J. Oster, Attorney-In Fact

                                  EXHIBIT LIST

EXHIBITS                                                      EXHIBIT NO.

Amending Resolutions                                          EX-23(a)(5)

GGP Subadvisory Agreement                                     EX-23(d)(3)(a)

BlackRock Subadvisory Agreement                               EX-23(d)(3)(k)

Schedule A to Underwriting Agreement                          EX-23(e)(2)(a)

Fund List to Global Custody Agreement                         EX-23(g)(1)(e)

Exhibit C to Fund Administration and
Transfer Agency Agreement                                     EX-23(h)(1)(a)

Administrative Services Plan                                  EX-23(h)(2)

Exhibit A to Expense Limitation Agreement                     EX-23(h)(3)(a)

Master-Feeder Services Agreement                              EX-23(h)(8)

Appendix A to Master-Feeder Services Agreement                EX-23(h)(8)(a)

Fee Waiver Agreement                                          EX-23(h)(9)

Exhibit A to Fee Waiver Agreement                             EX-23(h)(9)(a)

Legal Opinion of Stradley Ronon Stevens & Young, LLP          EX-23(i)

Distribution Plan                                             EX-23(m)(2)

Rule 18f-3 Plan                                               EX-23(n)(2)

Power of Attorney                                             EX-23(q)(1)

Power of Attorney                                             EX-23(q)(2)